UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2012 – June 30, 2012

Item 1: Reports to Shareholders

Semiannual Report | June 30, 2012

Vanguard Tax-Managed Funds®

Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Growth and Income Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund

> For the six months ended June 30, 2012, the returns of the domestic Vanguard Tax-Managed Funds ranged from about 6% for the Tax-Managed Balanced Fund to 9% for the Tax-Managed Growth and Income Fund and the Tax-Managed Capital Appreciation Fund.

> Financial stocks were among the top performers for all four funds, while energy stocks were weak.

> Meeting their goal of tax efficiency, the funds again avoided making taxable capital-gains distributions to shareholders.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Tax-Managed Balanced Fund.	8
Tax-Managed Growth and Income Fund.	49
Tax-Managed Capital Appreciation Fund.	64
Tax-Managed Small-Cap Fund.	81
About Your Fund’s Expenses.	98
Trustees Approve Advisory Arrangement.	100
Glossary.	101

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012
Total
Returns
Vanguard Tax-Managed Balanced Fund	6.11%
Tax-Managed Balanced Composite Index	5.98
Mixed-Asset Target Allocation Moderate Funds Average	5.37

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclay’s 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Barclays 1–15 Year Municipal Bond Index thereafter.

Mixed-Asset Target Allocation Moderate Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Growth and Income Fund
Admiral™ Shares	9.44%
Institutional Shares	9.47
S&P 500 Index	9.49
Large-Cap Core Funds Average	7.96
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Capital Appreciation Fund
Admiral Shares	9.26%
Institutional Shares	9.29
Russell 1000 Index	9.38
Multi-Cap Core Funds Average	7.15
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	7.89%
Institutional Shares	7.92
S&P SmallCap 600 Index	7.98
Small-Cap Core Funds Average	6.29

Small-Cap Core Funds Average: Derived from data provided by Lipper Inc.
Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria

Chairman’s Letter

Dear Shareholder,

Despite a stretch of instability in the spring, stocks advanced over the six months ended June 30, 2012. All four domestic Vanguard Tax-Managed Funds generated strong returns as the stock market’s gain in the first quarter more than offset a second-quarter retreat.

Each of the funds closely tracked its benchmark index and exceeded the average return of its peer group. Both the Tax-Managed Growth and Income Fund and the Tax-Managed Capital Appreciation Fund returned about 9%, leading the group. They were followed by the Tax-Managed Small-Cap Fund, with a gain of nearly 8%. The weakest performer was the Tax-Managed Balanced Fund, with a still solid return of 6%. (We review the performance of Vanguard Tax-Managed International Fund in a separate report.)

As they have since their inception, the funds met their tax-efficiency objective. In the Performance at a Glance chart at the end of this letter, you can see that the funds’ advisors, Vanguard’s Equity Investment Group and Fixed Income Group, continued to avoid distributing capital gains to shareholders. The advisors used a variety of portfolio management strategies to accomplish this while deviating as little as possible from a pure indexing strategy.

On a separate note, I want to call your attention to an announcement we made on June 22: George U. “Gus” Sauter, managing director and Vanguard’s chief investment officer, plans to retire at the end of 2012. It’s hard to overstate the contributions that Gus has made to Vanguard in his 25-year career. He honed the strategy and built the team that have helped make Vanguard a world leader in indexing, he developed our active quantitative equity strategies, and he has been our chief investment officer since 2003.

We’re fortunate that Mortimer J. “Tim” Buckley, managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year.

U.S. stocks posted strong returns, but Europe remained a trouble spot
U.S. stocks were the standout performers for the six months ended June 30, returning about 9%. Domestic equities seemed to benefit from the perception that they offered some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles, and global stock markets moved sharply up

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

and down depending on whether the latest news from the region was positive or negative. Vanguard economists anticipate that Europe will remain a trouble spot.

The most likely scenario is that it will “muddle through” for several years, with occasional spikes in market volatility, as fiscal tightening continues in the face of weak economic growth.

Investors’ appetite for Treasuries drove the 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury securities continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early June, the yield of the 10-year U.S. Treasury note slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s important to understand that low yields do imply lower future returns: As yields tumble, the scope for further declines—and price increases—diminishes.

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

As it has since December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

Expense Ratios
Your Fund Compared With Its Peer Group

	Admiral	Institutional	Peer Group
	Shares	Shares	Average
Tax-Managed Balanced Fund	0.12%	—	0.94%
Tax-Managed Growth and Income Fund	0.12	0.08%	1.19
Tax-Managed Capital Appreciation Fund	0.12	0.08	1.18
Tax-Managed Small-Cap Fund	0.13	0.09	1.37

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the funds’ annualized expense ratios were: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2011.

Peer groups: For the Tax-Managed Balanced Fund, Mixed-Asset Target Allocation Moderate Funds; for the Tax-Managed Growth and Income Fund, Large-Cap Core Funds; for the Tax-Managed Capital Appreciation Fund, Multi-Cap Core Funds; and for the Tax-Managed Small-Cap Fund, Small-Cap Core Funds.

Information technology stocks raised returns for all four funds
During the half-year, large-capitalization stocks somewhat outpaced small-caps in the U.S. market. That gave the Tax-Managed Growth and Income Fund and Tax-Managed Capital Appreciation Fund, both of which concentrate on large-caps, an advantage over the Tax-Managed Small-Cap Fund.

Although investors initially embraced risk, favoring stocks over bonds in the first three months of the period, the market dynamic changed in April and bonds’ positive returns softened stocks’ fall. The Tax-Managed Balanced Fund’s return of about 6% reflected its nearly equal allocations to stocks and bonds.

For the Growth and Income, Capital Appreciation, and Balanced Funds, information technology stocks were both the largest allocation and the top contributor to return. Smartphones and tablets, along with the peripheral products and services they’ve spawned, were responsible for much of the sector’s success. Retail and business-services companies and software firms also boosted the sector as consumers and businesses spent more freely on technology.

Financial holdings boosted returns in all four funds, benefiting as the U.S. economy showed signs of improvement and as prospects brightened for solid companies that endured the financial crisis and subsequent regulatory challenges. Major asset managers, diversified financial services firms, commercial banks, and credit card companies participated in the gains along with insurance and real estate companies.

The Small-Cap Fund’s best performers, in addition to financials, were its consumer discretionary, health care, and consumer staples holdings. Health care stocks benefited from improved product pipelines and increased merger-and-acquisition activity. Service companies and restaurants were bright spots in the consumer discretionary sector, and food companies boosted consumer staples.

Energy was the only sector that recorded negative returns in all four funds as depressed prices for natural gas in the United States hurt the production, exploration, and drilling industries. Investors were also worried about how weaker global demand for oil might affect the profitability of energy companies.

As I noted earlier, the Balanced Fund’s assets are divided about equally between stocks and bonds. The stock portfolio is similar to that of the Capital Appreciation Fund. The bond portfolio has as its benchmark the Barclays 1–15 Year Municipal Bond Index, which returned 2.42% for the six months. (Please note that this is a new benchmark for the bond portfolio. It has replaced the Barclays 7 Year Municipal Bond Index.) Yields of municipal bonds rose in the first half of the period, but then fell again as investors bid up muni prices.

Good news: Investors are smart, and they’re getting smarter
In recent years, I’ve often written in this space about the challenges facing investors, from the 2008–2009 financial crisis to the more recent volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about the costs of investing. As I said in a recent address to financial advisors, “Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.”

Vanguard research confirms that over the past decade investors have displayed a healthy cost-consciousness, directing a larger share of their money to low-cost investments. You can read the full report (Costs Matter: Are Fund Investors Voting With Their Feet?) at vanguard.com/ research.

In our view, investors are serving their interests by paying attention to costs. The math is simple: The less investors pay for an investment, the more they keep. And because cost savings compound over the long term, keeping costs low can help investors build greater wealth.

So if you’re feeling buffeted by the latest headlines, it can be constructive to focus your attention on one of the things you can control: your investment costs. We continue to believe that holding a balanced and diversified portfolio of low-cost investments can give investors a greater chance of reaching their long-term financial goals. Vanguard’s Tax-Managed Funds, with their demonstrated tax efficiency and low expenses, can play a useful role in such a portfolio.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 19, 2012

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed Balanced Fund	$20.55	$21.56	$0.245	$0.000
Vanguard Tax-Managed Growth and Income
Fund
Admiral Shares	$56.33	$61.05	$0.596	$0.000
Institutional Shares	27.41	29.71	0.296	0.000
Vanguard Tax-Managed Capital Appreciation
Fund
Admiral Shares	$62.36	$68.12	$0.013	$0.000
Institutional Shares	30.98	33.85	0.007	0.000
Vanguard Tax-Managed Small-Cap Fund
Admiral Shares	$27.26	$29.41	$0.002	$0.000
Institutional Shares	27.33	29.48	0.014	0.000

Tax-Managed Balanced Fund

Fund Profile
As of June 30, 2012

Equity and Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	643	991	3,694
Median Market Cap $34.6B		$40.2B	$33.1B
Price/Earnings Ratio	15.9x	15.8x	16.1x
Price/Book Ratio	2.1x	2.2x	2.1x
Return on Equity	18.5%	18.7%	18.1%
Earnings Growth Rate	10.2%	9.7%	9.4%
Dividend Yield	1.8%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	7%	—	—
Ticker Symbol	VTMFX	—	—
Expense Ratio[1]	0.12%	—	—
30-Day SEC Yield	1.73%	—	—
Short-Term Reserves	0.0%	—	—

Fixed Income Characteristics

		Barclays
		1-15 Year	Barclays
		Municipal	Municipal
	Fund	Index Bond Index
Number of Bonds	763	37,858	46,773
Yield to Maturity
(before expenses)	1.8%	1.8%	2.5%
Average Coupon	4.6%	4.8%	4.9%
Average Duration	5.1 years	5.1 years	7.5 years
Average Maturity	5.5 years	8.0 years	13.6 years

Total Fund Volatility Measures
		DJ
	Tax-Managed	U.S. Total
	Balanced	Market
	Comp Index	Index
R-Squared	1.00	0.94
Beta	0.98	0.46

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Apple Inc.	Computer
	Hardware	4.0%
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.9
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Microsoft Corp.	Systems Software	1.5
General Electric Co.	Industrial
	Conglomerates	1.4
Chevron Corp.	Integrated Oil &
	Gas	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
Coca-Cola Co.	Soft Drinks	1.3
Johnson & Johnson	Pharmaceuticals	1.2
Procter & Gamble Co.	Household
	Products	1.2
Top Ten		17.9%
Top Ten as % of Total Net Assets		8.7%

The holdings listed exclude any temporary cash investments and equity index products.

Fund Asset Allocation

1 The expense ratio shown is from the prospectus dated April 26, 2012, and represents estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratio was 0.12%.

Tax-Managed Balanced Fund

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer
Discretionary	11.9%	11.9%	11.9%
Consumer Staples	10.4	10.2	9.8
Energy	10.2	10.1	10.0
Financials	15.1	15.4	15.9
Health Care	11.9	11.8	12.0
Industrials	10.8	10.8	10.8
Information
Technology	19.1	19.1	19.1
Materials	3.9	3.9	3.9
Telecommunication
Services	3.0	3.0	2.9
Utilities	3.7	3.8	3.7

Distribution by Maturity (% of fixed income portfolio)
Under 1 Year	9.9%
1 - 3 Years	13.2
3 - 5 Years	21.1
5 - 10 Years	49.7
10 - 20 Years	6.1

Largest Area Concentrations (% of fixed income portfolio)
New York	16.4%
California	10.7
New Jersey	7.4
Texas	7.1
Massachusetts	5.5
Illinois	3.8
Florida	3.4
Pennsylvania	3.4
Georgia	3.3
Ohio	3.2
Top Ten	64.2%

"Largest Area Concentration" figures exclude any fixed income futures contracts.

Distribution by Credit Quality (% of fixed income portfolio)
Aaa	22.6%
Aa	51.6
A	22.1
Baa	3.5
Not Rated	0.2

For information about these ratings, see the Glossary entry Credit Quality.

Equity Investment Focus

Fixed Income Investment Focus

Tax-Managed Balanced Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Tax-Managed Balanced Fund
Tax-Managed Balanced Composite Index

Tax-Managed Balanced Composite Index: Weighted 50% Russell 1000 Index and 50% Barclay’s 7 Year Municipal Bond Index through January 31, 2002, and 50% Russell 1000 Index and 50% Barclays 1–15 Year Municipal Bond Index thereafter.
Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Admiral Shares	9/6/1994	6.46%	3.82%	2.85%	2.93%	5.78%

See Financial Highlights for dividend and capital gains information.

Tax-Managed Balanced Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (48.5%)
Consumer Discretionary (5.7%)
	Walt Disney Co.	59,666	2,894
	McDonald’s Corp.	30,774	2,724
*	Amazon.com Inc.	11,752	2,684
	Comcast Corp. Class A	77,645	2,482
	Home Depot Inc.	38,799	2,056
	News Corp. Class A	79,351	1,769
	Starbucks Corp.	26,263	1,400
	Ford Motor Co.	139,400	1,337
*	DIRECTV Class A	26,718	1,304
	Target Corp.	22,045	1,283
	TJX Cos. Inc.	28,586	1,227
	Lowe’s Cos. Inc.	42,215	1,201
	NIKE Inc. Class B	12,847	1,128
	Yum! Brands Inc.	15,505	999
	Viacom Inc. Class B	21,227	998
	Time Warner Inc.	25,796	993
	CBS Corp. Class B	26,200	859
*	priceline.com Inc.	1,278	849
	Coach Inc.	13,120	767
	Ross Stores Inc.	10,904	681
*	Dollar Tree Inc.	12,088	650
	Macy’s Inc.	18,494	635
	Time Warner Cable Inc.	7,643	628
*	Bed Bath & Beyond Inc.	10,100	624
	Carnival Corp.	16,650	571
	Harley-Davidson Inc.	12,290	562
*	O’Reilly Automotive Inc.	6,562	550
*	Liberty Media Corp. -
	Liberty Capital Class A	6,204	545
	Gap Inc.	19,725	540
	Marriott International Inc.
	Class A	13,683	536
	Kohl’s Corp.	11,385	518
	PetSmart Inc.	7,424	506
	Starwood Hotels & Resorts
	Worldwide Inc.	9,507	504
*	AutoZone Inc.	1,351	496
*	General Motors Co.	24,900	491

			Market
			Value
		Shares	($000)
	Ralph Lauren Corp. Class A	3,473	486
	Family Dollar Stores Inc.	6,866	457
	Virgin Media Inc.	18,636	455
	DR Horton Inc.	24,122	443
	Lennar Corp. Class A	14,123	437
	Scripps Networks
	Interactive Inc. Class A	7,068	402
	Tractor Supply Co.	4,757	395
	DISH Network Corp. Class A	13,705	391
	Jarden Corp.	9,292	390
	Staples Inc.	29,898	390
	PVH Corp.	4,783	372
*	Dollar General Corp.	6,500	354
	Advance Auto Parts Inc.	5,064	346
	International Game
	Technology	21,367	337
	Wyndham Worldwide Corp.	6,300	332
*	Discovery
	Communications Inc.
	Class A	6,041	326
	Johnson Controls Inc.	11,700	324
*	Liberty Global Inc. Class A	6,532	324
*	NVR Inc.	380	323
	Best Buy Co. Inc.	15,075	316
	John Wiley & Sons Inc.
	Class A	6,318	310
	Lear Corp.	8,200	309
	Brinker International Inc.	9,637	307
	Expedia Inc.	6,191	298
*	BorgWarner Inc.	4,476	294
	Harman International
	Industries Inc.	7,407	293
	Aaron’s Inc.	10,311	292
	Dillard’s Inc. Class A	4,413	281
*	TripAdvisor Inc.	6,191	277
	Morningstar Inc.	4,628	268
	DeVry Inc.	8,600	266
	Royal Caribbean Cruises Ltd.	10,147	264
	Hasbro Inc.	7,712	261
*	Liberty Global Inc.	5,446	260
*	Apollo Group Inc. Class A	6,500	235

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Las Vegas Sands Corp.	5,400	235
	Gentex Corp.	10,743	224
	Washington Post Co. Class B	560	209
	Wendy’s Co.	43,670	206
	Comcast Corp.	6,476	203
	Abercrombie & Fitch Co.	5,400	184
	Service Corp. International	14,900	184
	Weight Watchers
	International Inc.	3,433	177
	Newell Rubbermaid Inc.	9,718	176
	Omnicom Group Inc.	3,200	156
	Guess? Inc.	4,600	140
	Polaris Industries Inc.	1,800	129
*	Panera Bread Co. Class A	900	126
	Chico’s FAS Inc.	7,000	104
	McGraw-Hill Cos. Inc.	1,800	81
*	Toll Brothers Inc.	2,000	60
	Thor Industries Inc.	2,000	55
*	MGM Resorts International	4,013	45
*	Liberty Interactive Corp.
	Class A	2,138	38
*	AMC Networks Inc. Class A	573	20
	Lennar Corp. Class B	680	16
	Cablevision Systems Corp.
	Class A	1,094	15
	Signet Jewelers Ltd.	300	13
*	Netflix Inc.	177	12
	Tiffany & Co.	200	11
	H&R Block Inc.	500	8
			52,633
Consumer Staples (5.0%)
	Procter & Gamble Co.	83,449	5,111
	Coca-Cola Co.	64,782	5,065
	Philip Morris
	International Inc.	49,594	4,328
	Wal-Mart Stores Inc.	55,649	3,880
	PepsiCo Inc.	49,690	3,511
	CVS Caremark Corp.	41,792	1,953
	Colgate-Palmolive Co.	17,935	1,867
	Altria Group Inc.	47,900	1,655
	Kraft Foods Inc.	39,837	1,539
	Costco Wholesale Corp.	15,117	1,436
	Archer-Daniels-Midland Co.	28,673	846
	Walgreen Co.	28,118	832
	Mead Johnson Nutrition Co.	9,113	734
	Whole Foods Market Inc.	7,400	705
	Hershey Co.	8,200	591
*	Monster Beverage Corp.	8,238	587
	Brown-Forman Corp. Class B	5,792	561
	Estee Lauder Cos. Inc.
	Class A	10,318	558
	General Mills Inc.	14,314	552
	Beam Inc.	8,600	537
	Bunge Ltd.	8,530	535
	Coca-Cola Enterprises Inc.	18,186	510
	JM Smucker Co.	6,651	502

			Market
			Value
		Shares	($000)
	Dr Pepper Snapple Group Inc.	11,332	496
	McCormick & Co. Inc.	8,147	494
	Church & Dwight Co. Inc.	8,655	480
	Clorox Co.	6,400	464
	Kroger Co.	19,300	448
*	Constellation Brands Inc.
	Class A	16,387	443
	Herbalife Ltd.	8,627	417
	Kimberly-Clark Corp.	4,772	400
	Tyson Foods Inc. Class A	21,210	399
*	Energizer Holdings Inc.	5,065	381
	Hormel Foods Corp.	12,092	368
	Safeway Inc.	20,134	365
*	Ralcorp Holdings Inc.	5,199	347
	Molson Coors Brewing Co.
	Class B	8,300	345
	Ingredion Inc.	6,786	336
*	Dean Foods Co.	19,002	324
*	Smithfield Foods Inc.	14,856	321
	Hillshire Brands Co.	6,087	176
*	Green Mountain Coffee
	Roasters Inc.	5,629	123
	Sysco Corp.	1,500	45
	Avon Products Inc.	2,100	34
	DE Master Blenders	609	7
			45,608
Energy (5.0%)
	Exxon Mobil Corp.	148,015	12,666
	Chevron Corp.	58,132	6,133
	Schlumberger Ltd.	33,567	2,179
	ConocoPhillips	33,812	1,889
	Occidental Petroleum Corp.	20,404	1,750
	Apache Corp.	14,714	1,293
	Anadarko Petroleum Corp.	19,090	1,264
	National Oilwell Varco Inc.	16,529	1,065
	EOG Resources Inc.	10,628	958
*	Phillips 66	28,106	934
	Devon Energy Corp.	15,657	908
	Halliburton Co.	30,064	854
	Marathon Petroleum Corp.	15,241	685
	Noble Energy Inc.	7,999	678
*	Southwestern Energy Co.	18,631	595
	Kinder Morgan Inc.	18,167	585
	Hess Corp.	12,904	561
	Pioneer Natural
	Resources Co.	6,119	540
	Range Resources Corp.	8,646	535
*	Cameron International Corp.	12,452	532
	Cabot Oil & Gas Corp.	13,152	518
*	FMC Technologies Inc.	12,986	509
	EQT Corp.	7,897	424
	QEP Resources Inc.	13,725	411
*	Ultra Petroleum Corp.	15,900	367
	Diamond Offshore
	Drilling Inc.	5,860	346
	Murphy Oil Corp.	6,700	337

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Helmerich & Payne Inc.	7,715	335
*	Newfield Exploration Co.	11,327	332
	Cimarex Energy Co.	5,776	318
	HollyFrontier Corp.	8,292	294
	SM Energy Co.	5,972	293
	Peabody Energy Corp.	11,809	290
*	Rowan Cos. plc Class A	8,883	287
*	SEACOR Holdings Inc.	3,197	286
*	Continental Resources Inc.	4,164	277
*	Dresser-Rand Group Inc.	6,122	273
*	Oil States International Inc.	4,098	271
	Energen Corp.	5,830	263
	Baker Hughes Inc.	5,750	236
*	Nabors Industries Ltd.	16,090	232
	CONSOL Energy Inc.	7,605	230
	Marathon Oil Corp.	8,482	217
*	Concho Resources Inc.	2,200	187
*	Plains Exploration
	& Production Co.	4,748	167
*	Kosmos Energy Ltd.	14,997	166
	CARBO Ceramics Inc.	2,108	162
*	Whiting Petroleum Corp.	3,600	148
*	SandRidge Energy Inc.	21,613	145
*	Superior Energy Services Inc.	6,121	124
	Patterson-UTI Energy Inc.	8,502	124
*	McDermott International Inc.	11,085	123
	EXCO Resources Inc.	13,311	101
	Chesapeake Energy Corp.	2,100	39
*	Alpha Natural Resources Inc.	3,888	34
*	Denbury Resources Inc.	1,400	21
			45,491
Financials (7.3%)
*	Berkshire Hathaway Inc.
	Class B	59,577	4,964
	Wells Fargo & Co.	145,121	4,853
	JPMorgan Chase & Co.	109,301	3,905
	Bank of America Corp.	373,017	3,051
	Citigroup Inc.	101,192	2,774
	American Express Co.	34,259	1,994
	Goldman Sachs Group Inc.	18,285	1,753
	Simon Property Group Inc.	10,878	1,693
	US Bancorp	43,300	1,392
	American Tower Corporation	15,973	1,117
	Capital One Financial Corp.	20,192	1,104
	Morgan Stanley	57,960	846
	Discover Financial Services	24,229	838
	Public Storage	5,672	819
	Equity Residential	12,950	808
	State Street Corp.	18,069	807
	Boston Properties Inc.	6,781	735
	Franklin Resources Inc.	6,525	724
	Aon plc	14,800	692
	Travelers Cos. Inc.	10,589	676
	SunTrust Banks Inc.	27,029	655
	AvalonBay Communities Inc.	4,600	651
	Loews Corp.	15,716	643

			Market
			Value
		Shares	($000)
	Progressive Corp.	30,397	633
	Weyerhaeuser Co.	26,857	600
*	American International
	Group Inc.	18,100	581
	Host Hotels & Resorts Inc.	36,299	574
*	IntercontinentalExchange Inc.	4,171	567
	Charles Schwab Corp.	43,305	560
	General Growth
	Properties Inc.	30,900	559
	Bank of New York
	Mellon Corp.	25,100	551
	Regions Financial Corp.	78,215	528
	Fifth Third Bancorp	38,275	513
	PNC Financial Services
	Group Inc.	7,700	470
	SL Green Realty Corp.	5,859	470
	Moody’s Corp.	12,500	457
	Federal Realty
	Investment Trust	4,219	439
	Comerica Inc.	13,700	421
	Lincoln National Corp.	19,130	418
*	Alleghany Corp.	1,219	414
	Torchmark Corp.	7,948	402
	Essex Property Trust Inc.	2,600	400
	MetLife Inc.	12,940	399
*	CBRE Group Inc. Class A	24,373	399
	Unum Group	20,827	398
*	Affiliated Managers
	Group Inc.	3,584	392
	Digital Realty Trust Inc.	5,143	386
	Taubman Centers Inc.	5,000	386
	Aflac Inc.	8,800	375
	WR Berkley Corp.	9,543	371
	Alexandria Real Estate
	Equities Inc.	5,100	371
	Leucadia National Corp.	17,000	362
	Hartford Financial Services
	Group Inc.	20,400	360
*	Arch Capital Group Ltd.	8,850	351
	Legg Mason Inc.	13,154	347
	Zions Bancorporation	17,851	347
	East West Bancorp Inc.	14,669	344
	Douglas Emmett Inc.	14,834	343
	RenaissanceRe Holdings Ltd.	4,498	342
*	Markel Corp.	771	340
	Apartment Investment
	& Management Co. Class A	12,576	340
	Allied World Assurance
	Co. Holdings AG	4,248	338
	Allstate Corp.	9,400	330
	DDR Corp.	22,207	325
	American Financial Group Inc.	8,250	324
	HCC Insurance Holdings Inc.	10,264	322
	Raymond James Financial Inc.	9,334	320
	Vornado Realty Trust	3,800	319
	First Horizon National Corp.	36,840	319

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Brown & Brown Inc.	11,661	318
*	MSCI Inc. Class A	9,334	317
*	American Capital Ltd.	31,200	314
	Jones Lang LaSalle Inc.	4,412	310
*	Forest City Enterprises Inc.
	Class A	20,713	302
	Associated Banc-Corp	22,727	300
	KeyCorp	38,318	297
	Reinsurance Group of
	America Inc. Class A	5,570	296
*	Howard Hughes Corp.	4,800	296
*	First Republic Bank	8,800	296
	Assurant Inc.	8,400	293
	Washington Federal Inc.	17,000	287
	Assured Guaranty Ltd.	20,094	283
	TD Ameritrade Holding Corp.	16,661	283
	White Mountains Insurance
	Group Ltd.	538	281
	CapitalSource Inc.	41,714	280
	TCF Financial Corp.	24,400	280
	SEI Investments Co.	13,347	265
*	St. Joe Co.	16,600	262
	First Citizens BancShares Inc.
	Class A	1,517	253
	Chubb Corp.	3,400	248
	NASDAQ OMX Group Inc.	10,873	246
	Retail Properties of
	America Inc.	25,300	246
*	MBIA Inc.	22,375	242
	CNA Financial Corp.	8,693	241
*	LPL Financial Holdings Inc.	7,100	240
*	TFS Financial Corp.	24,900	238
	Commerce Bancshares Inc.	6,271	238
	BOK Financial Corp.	4,040	235
	Huntington Bancshares Inc.	35,900	230
	Prudential Financial Inc.	4,712	228
	Lazard Ltd. Class A	7,700	200
	Hanover Insurance Group Inc.	5,014	196
	StanCorp Financial Group Inc.	5,000	186
	BB&T Corp.	5,800	179
	BRE Properties Inc.	3,400	170
	ACE Ltd.	2,100	156
	CME Group Inc.	499	134
	BlackRock Inc.	722	123
	Jefferies Group Inc.	9,300	121
	Prologis Inc.	3,600	120
*	Genworth Financial Inc.
	Class A	20,900	118
	Hospitality Properties Trust	3,122	77
*	CIT Group Inc.	2,100	75
	City National Corp.	1,500	73
	M&T Bank Corp.	750	62
	Ameriprise Financial Inc.	1,180	62
*	E*TRADE Financial Corp.	3,200	26
	Cullen/Frost Bankers Inc.	200	11

			Market
			Value
		Shares	($000)
	People’s United Financial Inc.	400	5
			67,140
Health Care (5.8%)
	Johnson & Johnson	77,944	5,266
	Pfizer Inc.	220,790	5,078
	Merck & Co. Inc.	82,221	3,433
	Abbott Laboratories	43,600	2,811
	UnitedHealth Group Inc.	37,413	2,189
	Amgen Inc.	28,655	2,093
*	Express Scripts Holding Co.	30,149	1,683
*	Gilead Sciences Inc.	29,801	1,528
*	Biogen Idec Inc.	9,411	1,359
	Bristol-Myers Squibb Co.	35,760	1,286
	Allergan Inc.	12,209	1,130
*	Celgene Corp.	17,412	1,117
	McKesson Corp.	10,036	941
	Medtronic Inc.	23,200	899
*	Intuitive Surgical Inc.	1,590	881
	WellPoint Inc.	13,626	869
	Stryker Corp.	13,949	769
	Thermo Fisher Scientific Inc.	14,767	767
	Eli Lilly & Co.	17,300	742
	Agilent Technologies Inc.	16,907	663
	Cigna Corp.	14,062	619
	Aetna Inc.	15,855	615
	Zimmer Holdings Inc.	9,070	584
	Perrigo Co.	4,728	558
	Covidien plc	10,400	556
	Cardinal Health Inc.	13,245	556
	St. Jude Medical Inc.	13,835	552
	AmerisourceBergen Corp.
	Class A	13,906	547
*	Watson Pharmaceuticals Inc.	7,264	537
	CR Bard Inc.	4,965	533
*	Forest Laboratories Inc.	15,119	529
*	Vertex Pharmaceuticals Inc.	9,400	526
*	Mylan Inc.	24,356	520
*	Life Technologies Corp.	10,917	491
*	Laboratory Corp. of
	America Holdings	5,191	481
	Quest Diagnostics Inc.	8,019	480
*	DaVita Inc.	4,800	471
	Humana Inc.	6,000	465
*	Waters Corp.	5,718	454
*	Hospira Inc.	12,260	429
	DENTSPLY International Inc.	10,283	389
*	Alexion Pharmaceuticals Inc.	3,886	386
	Baxter International Inc.	7,100	377
*	Mettler-Toledo
	International Inc.	2,400	374
	Universal Health
	Services Inc. Class B	8,417	363
*	Varian Medical Systems Inc.	5,800	352
	Cooper Cos. Inc.	4,384	350
*	Endo Health Solutions Inc.	11,269	349

Tax-Managed Balanced Fund

			Market
			Value•
		Shares	($000)
	Techne Corp.	4,600	341
	Omnicare Inc.	10,893	340
	HCA Holdings Inc.	10,844	330
*	Warner Chilcott plc Class A	18,109	325
	PerkinElmer Inc.	12,100	312
	Patterson Cos. Inc.	9,000	310
*	Human Genome
	Sciences Inc.	20,600	270
	Hill-Rom Holdings Inc.	8,722	269
*	Illumina Inc.	5,800	234
*	Tenet Healthcare Corp.	42,100	221
*	CareFusion Corp.	8,395	216
*	Bio-Rad Laboratories Inc.
	Class A	2,100	210
	Becton Dickinson and Co.	1,684	126
*	Edwards Lifesciences Corp.	919	95
*	Cerner Corp.	505	42
*	QIAGEN NV	1,800	30
			52,618
Industrials (5.3%)
	General Electric Co.	307,009	6,398
	Union Pacific Corp.	17,026	2,031
	United Technologies Corp.	24,876	1,879
	3M Co.	16,900	1,514
	United Parcel Service Inc.
	Class B	15,200	1,197
	Boeing Co.	15,820	1,175
	Caterpillar Inc.	13,500	1,146
	Danaher Corp.	21,851	1,138
	FedEx Corp.	12,376	1,134
	Precision Castparts Corp.	5,952	979
	Raytheon Co.	14,149	801
	Honeywell International Inc.	13,600	759
	Goodrich Corp.	5,800	736
	Tyco International Ltd.	13,500	714
	Cummins Inc.	7,321	710
	CSX Corp.	29,700	664
	Ingersoll-Rand plc	14,900	629
	Fastenal Co.	14,225	573
	WW Grainger Inc.	2,932	561
	Roper Industries Inc.	5,310	523
	Fluor Corp.	9,958	491
	Emerson Electric Co.	10,300	480
*	Stericycle Inc.	5,198	477
	AMETEK Inc.	9,467	473
*	TransDigm Group Inc.	3,510	471
	Southwest Airlines Co.	50,857	469
	Deere & Co.	5,600	453
	Textron Inc.	18,111	450
	CH Robinson Worldwide Inc.	7,611	445
	JB Hunt Transport
	Services Inc.	7,310	436
	Expeditors International
	of Washington Inc.	11,166	433
	Flowserve Corp.	3,671	421
	Equifax Inc.	8,958	417

			Market
			Value•
		Shares	($000)
	Pall Corp.	7,400	406
	Joy Global Inc.	7,019	398
*	Quanta Services Inc.	16,495	397
*	Jacobs Engineering
	Group Inc.	10,295	390
*	AGCO Corp.	8,437	386
	Republic Services Inc.
	Class A	14,110	373
	Donaldson Co. Inc.	11,186	373
*	Fortune Brands Home
	& Security Inc.	16,325	364
	Wabtec Corp.	4,653	363
*	BE Aerospace Inc.	8,311	363
	Chicago Bridge & Iron Co. NV	9,558	363
	Valmont Industries Inc.	2,911	352
	Stanley Black & Decker Inc.	5,227	336
	Nordson Corp.	6,550	336
*	WABCO Holdings Inc.	6,296	333
	Towers Watson & Co.
	Class A	5,500	329
*	Spirit Aerosystems
	Holdings Inc. Class A	13,500	322
	Gardner Denver Inc.	5,988	317
	KBR Inc.	12,796	316
	Rockwell Collins Inc.	6,400	316
*	Huntington Ingalls
	Industries Inc.	7,819	315
	Robert Half International Inc.	11,000	314
*	Babcock & Wilcox Co.	12,819	314
	Regal-Beloit Corp.	5,000	311
	PACCAR Inc.	7,800	306
	Toro Co.	4,159	305
	Copa Holdings SA Class A	3,638	300
	Landstar System Inc.	5,685	294
*	WESCO International Inc.	5,019	289
	Manitowoc Co. Inc.	24,400	286
*	Shaw Group Inc.	10,400	284
	Trinity Industries Inc.	11,200	280
*	Navistar International Corp.	9,846	279
	Armstrong World
	Industries Inc.	5,503	271
	Waste Connections Inc.	9,000	269
	MSC Industrial Direct
	Co. Inc. Class A	4,100	269
*	AECOM Technology Corp.	16,334	269
	URS Corp.	7,607	265
	SPX Corp.	3,997	261
	Pentair Inc.	6,800	260
	UTi Worldwide Inc.	17,612	257
	Covanta Holding Corp.	14,400	247
*	CNH Global NV	6,300	245
	ITT Corp.	13,869	244
	Dun & Bradstreet Corp.	3,400	242
	General Dynamics Corp.	3,491	230
	Alliant Techsystems Inc.	4,486	227
	Kansas City Southern	3,200	223

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
	Xylem Inc.	8,739	220
	Con-way Inc.	6,065	219
	Illinois Tool Works Inc.	3,700	196
	Norfolk Southern Corp.	2,700	194
	Manpower Inc.	5,250	192
	Cintas Corp.	4,850	187
*	Air Lease Corp.	8,000	155
*	Delta Air Lines Inc.	12,100	133
	Lincoln Electric Holdings Inc.	3,023	132
	Lockheed Martin Corp.	1,503	131
	Kennametal Inc.	3,300	109
*	Owens Corning	3,600	103
	Exelis Inc.	8,739	86
*	Oshkosh Corp.	3,547	74
	Ryder System Inc.	1,400	50
	L-3 Communications
	Holdings Inc.	489	36
*	United Continental
	Holdings Inc.	1,200	29
	IDEX Corp.	529	21
*	Verisk Analytics Inc. Class A	300	15
			48,248
Information Technology (9.3%)
*	Apple Inc.	30,144	17,604
	International Business
	Machines Corp.	35,847	7,011
	Microsoft Corp.	218,356	6,679
*	Google Inc. Class A	8,652	5,019
	Intel Corp.	151,400	4,035
	Oracle Corp.	130,390	3,873
	QUALCOMM Inc.	54,900	3,057
	Cisco Systems Inc.	172,915	2,969
	Visa Inc. Class A	18,424	2,278
*	EMC Corp.	75,036	1,923
*	eBay Inc.	42,444	1,783
	Mastercard Inc. Class A	3,960	1,703
	Hewlett-Packard Co.	65,489	1,317
	Texas Instruments Inc.	40,646	1,166
*	Yahoo! Inc.	53,466	846
	Accenture plc Class A	13,600	817
*	Cognizant Technology
	Solutions Corp. Class A	13,498	810
*	Dell Inc.	64,601	809
	Intuit Inc.	13,524	803
	Broadcom Corp. Class A	23,743	802
	Corning Inc.	58,977	763
*	Citrix Systems Inc.	8,754	735
*	Adobe Systems Inc.	22,696	735
*	Salesforce.com Inc.	4,903	678
	Motorola Solutions Inc.	12,867	619
*	Teradata Corp.	8,451	609
	Applied Materials Inc.	53,080	608
*	Fiserv Inc.	7,771	561
*	Symantec Corp.	38,139	557
	Altera Corp.	16,352	553

			Market
			Value
		Shares	($000)
*	NetApp Inc.	17,371	553
	Fidelity National Information
	Services Inc.	15,481	528
	CA Inc.	19,407	526
	Analog Devices Inc.	13,696	516
	Amphenol Corp. Class A	9,296	511
	Avago Technologies Ltd.	13,035	468
*	VeriSign Inc.	10,728	467
*	Alliance Data Systems Corp.	3,377	456
	Xilinx Inc.	13,429	451
	KLA-Tencor Corp.	9,012	444
*	BMC Software Inc.	10,183	435
	Western Union Co.	25,665	432
*	Autodesk Inc.	11,608	406
	Activision Blizzard Inc.	31,360	376
	Jabil Circuit Inc.	17,500	356
	Global Payments Inc.	7,914	342
*	Juniper Networks Inc.	20,600	336
*	Synopsys Inc.	11,200	330
	IAC/InterActiveCorp	7,200	328
	FactSet Research
	Systems Inc.	3,499	325
	National Instruments Corp.	11,411	306
	FLIR Systems Inc.	15,269	298
*	Lam Research Corp.	7,700	291
	DST Systems Inc.	5,230	284
	Total System Services Inc.	11,700	280
	SAIC Inc.	22,806	276
	Solera Holdings Inc.	6,390	267
*	NVIDIA Corp.	17,900	247
	Automatic Data
	Processing Inc.	4,274	238
*	Fairchild Semiconductor
	International Inc. Class A	16,325	230
	Xerox Corp.	26,155	206
	Computer Sciences Corp.	8,200	204
*	Atmel Corp.	28,800	193
	Marvell Technology
	Group Ltd.	15,000	169
	Maxim Integrated
	Products Inc.	5,500	141
	Lexmark International Inc.
	Class A	5,300	141
*	Ingram Micro Inc.	7,800	136
	Linear Technology Corp.	4,000	125
*	LSI Corp.	14,400	92
*	NCR Corp.	4,000	91
	Harris Corp.	2,100	88
	AVX Corp.	6,400	68
*	Tech Data Corp.	1,400	67
*	Arrow Electronics Inc.	700	23
	Lender Processing
	Services Inc.	800	20
*	Freescale Semiconductor Ltd.	1,600	16
			84,805

Tax-Managed Balanced Fund

			Market
			Value
		Shares	($000)
Materials (1.9%)
	Monsanto Co.	19,008	1,574
	Freeport-McMoRan Copper
	& Gold Inc.	29,394	1,001
	EI du Pont de Nemours & Co.	16,728	846
	Newmont Mining Corp.	16,554	803
	Ecolab Inc.	11,400	781
	Mosaic Co.	12,948	709
	CF Industries Holdings Inc.	3,512	680
	Sherwin-Williams Co.	4,600	609
	Dow Chemical Co.	18,300	576
	LyondellBasell Industries NV
	Class A	13,538	545
	Sigma-Aldrich Corp.	6,980	516
	Praxair Inc.	4,400	478
	FMC Corp.	8,798	471
	Ball Corp.	10,718	440
	Alcoa Inc.	49,200	431
	Vulcan Materials Co.	10,834	430
	Airgas Inc.	5,019	422
	Royal Gold Inc.	5,371	421
	Ashland Inc.	5,798	402
*	Crown Holdings Inc.	11,441	395
	Celanese Corp. Class A	10,140	351
	Reliance Steel &
	Aluminum Co.	6,800	343
	Cytec Industries Inc.	5,833	342
	Solutia Inc.	12,000	337
*	WR Grace & Co.	6,600	333
*	Owens-Illinois Inc.	16,400	314
	Albemarle Corp.	5,200	310
	Silgan Holdings Inc.	6,906	295
	Nucor Corp.	7,400	281
	Westlake Chemical Corp.	4,700	246
	Walter Energy Inc.	5,107	226
	Cliffs Natural Resources Inc.	4,384	216
	Scotts Miracle-Gro Co.
	Class A	5,042	207
	Sealed Air Corp.	11,800	182
	Martin Marietta Materials Inc.	2,286	180
*	Intrepid Potash Inc.	6,803	155
	International Paper Co.	4,943	143
	Titanium Metals Corp.	9,700	110
	Valspar Corp.	1,600	84
	Air Products & Chemicals Inc.	500	40
	Rockwood Holdings Inc.	900	40
	United States Steel Corp.	1,659	34
			17,299
Telecommunication Services (1.4%)
	AT&T Inc.	171,666	6,122
	Verizon Communications Inc.	77,200	3,431
*	Crown Castle
	International Corp.	13,267	778
*	Sprint Nextel Corp.	141,935	463

			Market
			Value
		Shares	($000)
*	SBA Communications Corp.
	Class A	8,011	457
*	tw telecom inc Class A	14,900	382
*	Level 3 Communications Inc.	15,500	343
	Telephone & Data
	Systems Inc.	14,325	305
*	MetroPCS
	Communications Inc.	47,200	286
*	NII Holdings Inc.	25,451	260
*	United States Cellular Corp.	6,215	240
	CenturyLink Inc.	3,000	118
*	Clearwire Corp. Class A	10,263	12
			13,197
Utilities (1.8%)
	Southern Co.	29,442	1,363
	NextEra Energy Inc.	15,197	1,046
	FirstEnergy Corp.	16,378	806
	Public Service Enterprise
	Group Inc.	22,764	740
	Consolidated Edison Inc.	11,880	739
	Sempra Energy	10,529	725
	Dominion Resources Inc.	13,408	724
	Edison International	15,408	712
	PG&E Corp.	14,635	663
	Xcel Energy Inc.	21,000	597
	Northeast Utilities	15,264	592
	Entergy Corp.	7,700	523
	ONEOK Inc.	12,284	520
	Wisconsin Energy Corp.	12,732	504
*	AES Corp.	39,069	501
	Duke Energy Corp.	21,392	493
*	Calpine Corp.	26,810	443
	American Water Works
	Co. Inc.	12,228	419
	CMS Energy Corp.	16,627	391
*	NRG Energy Inc.	21,724	377
	OGE Energy Corp.	7,193	372
	Exelon Corp.	9,692	365
	NV Energy Inc.	20,487	360
	Alliant Energy Corp.	7,713	351
	Aqua America Inc.	13,983	349
	MDU Resources Group Inc.	15,804	341
	Questar Corp.	16,333	341
	ITC Holdings Corp.	4,870	336
	UGI Corp.	9,552	281
	National Fuel Gas Co.	5,501	258
	AGL Resources Inc.	6,000	232
	American Electric Power
	Co. Inc.	300	12
			16,476
Total Common Stocks
(Cost $279,977)			443,515

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (51.1%)
Alabama (0.2%)
Alabama 21st Century Authority
Tobacco Settlement Revenue	5.000%	6/1/20	500	593
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	500	585
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	500	582
				1,760
Arizona (1.5%)
Arizona Board Regents Arizona
State University System Revenue	5.875%	7/1/24	100	119
Arizona COP	5.000%	10/1/18 (4)	500	586
Arizona Health Facilities Authority
Revenue (Banner Health)	5.000%	1/1/25	500	546
Arizona School Facilities Board COP	5.500%	9/1/23	500	571
Arizona School Facilities Board Revenue
(School Improvement)	5.750%	7/1/14 (Prere.)	500	554
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/24	500	591
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/25	500	571
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	2,215	2,216
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	1,965	1,966
Arizona Water Infrastructure Finance
Authority Revenue	4.000%	10/1/14	500	540
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	275	295
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	500	547
Phoenix AZ Civic Improvement Corp.
Airport Revenue	5.000%	7/1/24	300	339
Phoenix AZ Civic Improvement Corp.
Airport Revenue (Light Rail Project)	5.000%	7/1/19 (2)	780	848
Phoenix AZ Civic Improvement Corp.
Water System Revenue	5.000%	7/1/21 (14)	500	560
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	750	854
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	500	590
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	500	539
University Medical Center Corp.
Arizona Hospital Revenue	5.000%	7/1/19	500	561
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.250%	10/1/22	500	602
				13,995
California (5.5%)
Bay Area CA Infrastructure Financing
Authority Revenue	5.000%	8/1/17 (14)	500	537
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	500	565
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/30	500	553
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/16	500	581

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/17	500	595
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/18	500	604
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/18	500	604
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/19	500	613
California Department of
Water Resources Power Supply Revenue	5.000%	5/1/20	575	713
California Department of
Water Resources Water System Revenue
(Central Valley Project)	5.000%	12/1/28	500	579
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	205	224
California Economic Recovery Bonds GO	5.000%	7/1/15	295	320
California Economic Recovery Bonds GO	5.000%	7/1/18	500	603
California Economic Recovery Bonds GO	5.000%	7/1/19	500	609
California Economic Recovery Bonds GO	5.000%	7/1/20	500	599
California Economic Recovery Bonds GO	5.250%	7/1/21	500	602
California Economic Recovery Bonds GO	5.000%	7/1/22	500	571
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/30	500	611
California GO	5.250%	10/1/13 (14)	500	530
California GO	5.000%	11/1/13	500	530
California GO	5.000%	6/1/15	500	549
California GO	6.000%	2/1/16	500	588
California GO	5.000%	11/1/16	350	408
California GO	5.000%	3/1/17	500	585
California GO	5.000%	4/1/17	500	586
California GO	5.500%	4/1/18	500	605
California GO	6.000%	4/1/18	500	620
California GO	5.000%	9/1/18	500	566
California GO	5.000%	11/1/18 (3)	500	583
California GO	5.000%	6/1/19 (14)	500	569
California GO	5.000%	10/1/21	250	283
California GO	5.000%	6/1/25	495	531
California GO	5.500%	3/1/26	500	567
California GO	5.000%	6/1/27 (14)	500	551
California GO	5.000%	9/1/27	500	544
California GO	4.500%	8/1/28 (2)	485	510
California GO	5.750%	4/1/29	500	580
California GO	5.000%	9/1/29 (2)	500	534
California GO	5.250%	3/1/30	500	571
California GO	5.250%	9/1/30	500	565
California GO	5.000%	2/1/32	500	547
California Health Facilities
Financing Authority Revenue
(Catholic Healthcare West) PUT	5.000%	7/1/14	500	544
California Health Facilities
Financing Authority Revenue
(Cedars-Sinai Medical Center)	5.000%	8/15/17	500	584
California Health Facilities
Financing Authority Revenue
(Lucile Salter Packard Children’s
Hospitalat Stanford)	5.000%	8/15/20	325	392

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
California Health Facilities
Financing Authority Revenue
(Rady Children’s Hospital)	5.000%	8/15/31	500	532
California Health Facilities
Financing Authority Revenue
(Sutter Health)	5.500%	8/15/26	500	575
California Infrastructure & Economic
Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit)	5.000%	1/1/28 (Prere.)	500	670
1 California Infrastructure & Economic
Development Bank Revenue
(Bay Area Toll Bridges Seismic Retrofit)
TOB VRDO	0.180%	7/3/12 (ETM)	1,545	1,545
California Municipal Finance Authority
Revenue (University of La Verne)	6.125%	6/1/30	500	556
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.125%	12/1/29	250	273
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/32	350	375
California State University Revenue Systemwide	5.750%	11/1/27	500	583
California State University Revenue Systemwide	5.250%	11/1/29	300	338
California Statewide Communities
Development Authority Revenue
(Kaiser Permanente)	5.000%	4/1/19	500	593
California Statewide Communities
Development Authority Revenue
(Proposition 1A Receivables Program)	5.000%	6/15/13	500	522
Los Angeles CA Community College District GO	5.000%	8/1/27	500	566
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	500	574
Los Angeles CA Department of Water &
Power Revenue	5.000%	7/1/24	500	583
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	500	550
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	1,825	2,118
Los Angeles CA Unified School District GO	5.000%	7/1/26	500	570
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	564
Los Angeles CA Unified School District GO	5.000%	7/1/29	500	564
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	500	564
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/19	560	685
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	500	562
Sacramento County CA Airport Revenue	5.625%	7/1/29	500	560
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	500	577
San Diego CA Community College District GO	5.000%	8/1/31	500	573
San Diego CA Public Facilities
Financing Authority Sewer Revenue	5.000%	5/15/28	500	572
San Diego CA Public Facilities
Financing Authority Water Revenue	5.250%	8/1/28	500	587
San Diego CA Unified School District GO	0.000%	7/1/27	500	250
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	500	646
San Diego CA Unified School District GO	0.000%	7/1/28	500	233
San Diego CA Unified School District GO	0.000%	7/1/29	500	220
San Diego County CA Regional Airport
Authority Revenue	5.000%	7/1/30 (4)	500	550

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
San Francisco CA City & County
Earthquake Safety GO	5.000%	6/15/28	500	575
San Francisco CA City & County
International Airport Revenue	5.250%	5/1/22	500	599
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/27	225	260
San Francisco CA City & County
International Airport Revenue	5.000%	5/1/30	500	561
San Francisco CA City & County
Public Utilities Commission Water Revenue	5.500%	11/1/30	500	600
San Jose CA Redevelopment Agency
Tax Allocation Revenue	6.500%	8/1/28	700	742
University of California Revenue	5.000%	5/15/21	500	557
University of California Revenue	5.000%	5/15/25	500	576
University of California Revenue	5.000%	5/15/27 (14)	500	564
University of California Revenue	5.000%	5/15/28 (14)	500	556
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.170%	7/4/12 LOC	1,200	1,200
				50,125
Colorado (1.0%)
Colorado (UCDHSC Fitzsimons
Academic Projects) COP	5.000%	11/1/21	500	599
Colorado Department of Transportation RAN	5.250%	12/15/13 (Prere.)	3,750	4,014
Colorado Department of Transportation RAN	5.500%	6/15/15 (14)	500	572
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	500	569
Denver CO City & County Airport Revenue	5.000%	11/15/26	430	485
E-470 Public Highway Authority
Colorado Revenue	5.250%	9/1/18 (14)	1,500	1,663
E-470 Public Highway Authority
Colorado Revenue	5.375%	9/1/26	500	533
University of Colorado Enterprise
System Revenue	5.000%	6/1/29	500	589
				9,024
Connecticut (1.1%)
Connecticut GO	5.500%	12/15/13	3,000	3,227
Connecticut GO	5.000%	1/1/14	500	535
Connecticut GO	5.000%	11/1/14	500	552
Connecticut GO	5.000%	12/1/14	500	554
Connecticut GO	5.000%	11/1/16	410	483
Connecticut GO	5.000%	4/15/21	500	621
Connecticut GO	5.000%	4/15/28	500	594
Connecticut Health & Educational
Facilities Authority Revenue
(Hartford Healthcare)	5.000%	7/1/26	500	548
Connecticut Health & Educational
Facilities Authority Revenue
(Yale University) VRDO	0.130%	7/5/12	2,100	2,100
Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	500	508
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	110	127
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	500	580
				10,429

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Delaware (0.1%)
Delaware GO	5.000%	10/1/20	500	632

District of Columbia (0.3%)
District of Columbia GO	5.000%	6/1/21 (4)	500	582
District of Columbia Income Tax Revenue	5.250%	12/1/27	500	605
District of Columbia Income Tax Revenue	5.000%	12/1/30	500	573
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	500	582
				2,342
Florida (1.7%)
Broward County FL Airport System Revenue	5.375%	10/1/29	500	562
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.000%	6/1/15	1,000	1,096
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.250%	6/1/17	435	494
Citizens Property Insurance Corp.
Florida Revenue (Coastal Account)	5.500%	6/1/17	1,075	1,234
Citizens Property Insurance Corp.
Florida Revenue (Personal Lines
Account/Commercial Lines Account)	5.000%	6/1/20	450	506
Florida Board of Education Capital Outlay GO	5.000%	1/1/14	500	535
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	500	565
Florida Board of Education Lottery Revenue	5.000%	7/1/18	500	601
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/16	300	338
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	500	598
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/24	500	584
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15 (14)	625	701
Florida Turnpike Authority Revenue	5.000%	7/1/19	500	604
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	500	570
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.875%	10/1/24	500	553
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	585	631
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	500	543
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	500	549
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/19	500	594
Orange County FL School Board COP VRDO	0.210%	7/5/12 LOC	1,225	1,225
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	500	552
Orlando FL Utility Commission Water &
Electric Revenue	5.250%	10/1/13 (ETM)	500	531
Orlando FL Utility Commission Water &
Electric Revenue	5.250%	10/1/14 (ETM)	500	555
Tampa FL Health System Revenue
(Baycare Health System)	5.000%	11/15/33	500	544
Tohopekaliga FL Water Authority Utility
System Revenue	5.750%	10/1/30	500	601
				15,866

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Georgia (1.7%)
Atlanta GA Airport Revenue	5.000%	1/1/16	525	597
Atlanta GA Airport Revenue	5.000%	1/1/20	500	599
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	500	637
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power Co.
Plant Vogtle Project) PUT	1.750%	6/1/17	500	503
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	500	578
Georgia GO	5.000%	10/1/13	500	530
Georgia GO	4.000%	1/1/15	575	626
Georgia GO	5.000%	9/1/15 (Prere.)	500	571
Georgia GO	5.000%	4/1/16	500	582
Georgia GO	5.000%	5/1/16	500	584
Georgia GO	5.000%	7/1/16	400	470
Georgia GO	5.000%	7/1/16	500	587
Georgia GO	5.000%	5/1/17	450	540
Georgia GO	5.750%	8/1/17	500	622
Georgia GO	5.000%	7/1/21	500	636
Georgia GO	5.000%	7/1/22	500	607
Georgia GO	5.000%	5/1/25	500	597
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	500	543
Georgia Road & Tollway Authority Revenue	5.000%	6/1/17	500	595
Gwinnett County GA School District GO	5.000%	2/1/17 (ETM)	500	594
Gwinnett County GA School District GO	5.000%	2/1/28	500	631
Main Street Natural Gas Inc. Georgia
Gas Project Revenue	5.000%	3/15/16	590	658
Main Street Natural Gas Inc. Georgia
Gas Project Revenue	5.000%	3/15/21	500	529
Milledgeville-Baldwin County GA
Development Authority Revenue
(Georgia College & State University Foundation)	5.625%	9/1/14 (Prere.)	500	562
Municipal Electric Authority Georgia
Revenue (Combined Cycle Project)	5.000%	11/1/17	365	431
Municipal Electric Authority Georgia
Revenue (Project One)	5.250%	1/1/17	525	614
Private Colleges & University Authority
of Georgia Revenue (Emory University)	5.000%	9/1/28	500	571
				15,594
Hawaii (0.6%)
Hawaii GO	5.000%	7/1/14 (2)	500	546
Hawaii GO	5.750%	2/1/15 (4)	500	567
Hawaii GO	5.000%	4/1/19 (2)	500	582
Hawaii GO	5.000%	6/1/29	500	592
Hawaii GO	5.000%	12/1/29	500	590
Hawaii Pacific Health Revenue	5.000%	7/1/19	575	643
Honolulu HI City & County GO	5.000%	7/1/20 (4)	500	585
Honolulu HI City & County GO	5.000%	12/1/30	310	358
Honolulu HI City & County GO	5.250%	8/1/31	500	598
University of Hawaii Revenue	5.000%	10/1/27	500	570
				5,631
Illinois (1.9%)
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	500	569
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	500	560
Chicago IL GO	5.000%	12/1/16 (2)	500	576
Chicago IL GO	5.500%	1/1/17 (4)	500	583
Chicago IL GO	5.000%	1/1/19 (2)	500	562

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Chicago IL Metropolitan Water
Reclamation District GO	5.000%	12/1/31	500	579
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/15 (14)	155	171
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/17 (14)	370	431
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24 (4)	500	548
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24 (14)	500	549
Cook County IL GO	5.000%	11/15/21	500	583
Cook County IL GO	5.000%	11/15/28	500	556
Cook County IL GO	5.250%	11/15/28	500	572
Illinois Finance Authority Revenue (Ascension
Health Credit Group)	5.000%	11/15/32	500	556
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.180%	7/3/12	2,100	2,100
Illinois Finance Authority Revenue
(Trinity Health Corp.)	5.000%	12/1/30	500	544
Illinois Finance Authority Revenue
(University of Chicago)	5.000%	10/1/29	500	585
Illinois GO	5.000%	1/1/18	500	561
Illinois GO	5.000%	8/1/19	250	282
Illinois GO	5.000%	8/1/20	500	562
Illinois GO	5.000%	1/1/21 (4)	710	792
Illinois GO	5.000%	6/1/26	500	520
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	500	669
Illinois Sales Tax Revenue	5.500%	6/15/17 (3)	500	603
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	500	557
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	500	551
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	1,000	803
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	500	268
Metropolitan Pier & Exposition Authority
Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	250	127
Railsplitter Tobacco Settlement Authority
Illinois Tobacco Settlement Revenue	6.000%	6/1/28	400	455
1 Schaumburg IL GO TOB VRDO	0.200%	7/5/12 (13)	400	400
				17,774
Indiana (0.5%)
Indiana Finance Authority Revenue
(Lease Appropriation) VRDO	0.170%	7/3/12	1,100	1,100
Indiana Finance Authority Revenue
(State Revolving Fund)	5.000%	2/1/18	500	602
Indiana Health & Educational Facility
Financing Authority Hospital Revenue
(Clarian Health Obligated Group)	5.000%	2/15/25	290	309
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	500	511
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	500	603
Indiana Transportation Finance
Authority Highway Revenue	5.000%	12/1/12 (14)	500	510
Indiana University Student Fee Revenue	5.000%	6/1/19	445	547
Indiana University Student Fee Revenue	5.000%	8/1/23	100	116
				4,298
Iowa (0.0%)
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/24	220	260

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kansas (0.5%)
Kansas Department of Transportation
Highway Revenue	5.000%	9/1/22	500	591
Leavenworth County KS Unified
School District GO	4.500%	9/1/19 (12)	500	591
University of Kansas Hospital Authority
Health Facilities Improvement Revenue	5.000%	9/1/16	1,250	1,448
University of Kansas Hospital Authority
Health Facilities Improvement Revenue	5.000%	9/1/17	900	1,036
Wichita KS Hospital Facilities Revenue
(Via Christi Health System Inc.)	5.000%	11/15/29	500	545
				4,211
Kentucky (0.2%)
Kentucky Property & Building
Commission Revenue	5.250%	10/1/15 (4)	150	171
Kentucky Property & Building
Commission Revenue	5.375%	11/1/23	500	582
Kentucky Property & Building
Commission Revenue	5.000%	11/1/26 (4)	500	562
Kentucky Turnpike Authority
Economic Development Road Revenue
(Revitalization Project)	4.000%	7/1/17	500	572
Kentucky Turnpike Authority Economic
Development Road Revenue
(Revitalization Project)	5.000%	7/1/25	305	352
				2,239
Louisiana (0.5%)
Jefferson Parish LA Environmental
Facilities & Community Development
Authority Revenue	5.000%	4/1/18	405	472
Louisiana Citizens Property Insurance
Corp. Assessment Revenue	5.000%	6/1/22 (2)	500	542
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31 (4)	500	550
Louisiana GO	5.000%	5/1/16 (Prere.)	500	584
Louisiana GO	5.000%	5/1/16 (Prere.)	500	584
Louisiana Public Facilities Authority
Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/16	1,260	1,377
				4,109
Maine (0.1%)
Portland ME Airport Revenue	5.000%	1/1/20 (4)	500	588

Maryland (1.5%)
Howard County MD GO	5.000%	8/15/24	200	246
Maryland Department of Transportation Revenue	5.000%	2/15/18	500	606
Maryland GO	5.000%	3/1/15	550	616
Maryland GO	5.250%	3/1/15	500	564
Maryland GO	5.000%	8/1/15 (Prere.)	500	570
Maryland GO	5.000%	8/1/15	500	569
Maryland GO	5.000%	8/1/16 (Prere.)	450	531
Maryland GO	5.000%	11/1/16	105	125
Maryland GO	5.000%	3/15/17	500	597
Maryland GO	5.000%	7/15/17	610	736
Maryland GO	5.000%	8/1/17	500	604
Maryland GO	5.250%	8/15/17	500	610
Maryland GO	5.000%	3/15/22	500	603

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational
Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/24	500	600
Maryland Health & Higher Educational
Facilities Authority Revenue (Loyola University)	5.000%	10/1/16	575	666
Maryland Transportation Authority
Facilities Projects Revenue	5.000%	7/1/15 (4)	750	817
Maryland Transportation Authority
Facilities Projects Revenue	5.000%	7/1/22	500	608
Maryland Transportation Authority GAN	5.000%	3/1/16	465	541
Maryland Transportation Authority GAN	5.250%	3/1/16	585	686
Maryland Transportation Authority GAN	5.250%	3/1/20	500	617
Montgomery County MD GO	5.000%	7/1/17	500	602
Montgomery County MD GO	5.000%	11/1/17	500	608
Prince Georges County MD GO	5.000%	9/15/23	500	624
Washington Suburban Sanitation
District Maryland GO	5.000%	6/1/17	500	601
				13,947
Massachusetts (2.8%)
Boston MA GO	5.000%	2/1/22	500	639
Massachusetts Bay Transportation
Authority Sales Tax Revenue	5.000%	7/1/18 (Prere.)	500	618
Massachusetts Bay Transportation
Authority Sales Tax Revenue	5.250%	7/1/22	480	617
Massachusetts Bay Transportation
Authority Sales Tax Revenue	5.500%	7/1/26 (14)	400	527
Massachusetts Bay Transportation
Authority Sales Tax Revenue	5.250%	7/1/28	500	642
Massachusetts College Building
Authority Revenue	5.000%	5/1/16 (Prere.)	500	583
Massachusetts College Building
Authority Revenue	5.250%	5/1/29	445	512
Massachusetts Department of
Transportation Metropolitan Highway
System Revenue	5.000%	1/1/23	500	576
Massachusetts Department of
Transportation Metropolitan Highway
System Revenue VRDO	0.150%	7/4/12	190	190
Massachusetts Development Finance
Agency Revenue (Boston University) VRDO	0.170%	7/3/12 LOC	100	100
Massachusetts Development Finance
Agency Revenue (Emerson College)	5.500%	1/1/30	350	386
Massachusetts Development Finance
Agency Revenue (Harvard University)	5.000%	1/1/20	355	444
Massachusetts Development Finance
Agency Revenue
(UMASS Memorial Medical Center)	5.125%	7/1/26	500	538
Massachusetts Development Finance
Agency Revenue
(Wentworth Institute of Technology) VRDO	0.190%	7/5/12 LOC	500	500
Massachusetts GO	5.500%	11/1/13 (3)	2,000	2,140
Massachusetts GO	5.000%	5/1/14	500	542
Massachusetts GO	5.000%	8/1/14	500	548
Massachusetts GO	5.000%	8/1/15	500	568
Massachusetts GO	5.500%	11/1/16	500	602
Massachusetts GO	5.500%	10/1/18	500	626

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Massachusetts GO	5.000%	7/1/20	500	612
Massachusetts GO	5.000%	8/1/20	500	623
Massachusetts GO	5.500%	10/1/20	500	643
Massachusetts GO	5.500%	10/1/20 (14)	500	643
Massachusetts GO	5.250%	8/1/23	500	645
Massachusetts GO	5.000%	3/1/26	500	587
Massachusetts GO	5.000%	4/1/29	500	584
Massachusetts Health & Educational
Facilities Authority Revenue
(Caritas Christi Obligated Group)	6.500%	7/1/12 (ETM)	505	505
Massachusetts Health & Educational
Facilities Authority Revenue
(Harvard University)	5.000%	12/15/28	500	590
Massachusetts Health & Educational
Facilities Authority Revenue
(Lahey Clinic Medical Center)	5.000%	8/15/15 (14)	500	554
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/19	500	611
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/20	225	279
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	500	549
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	500	552
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.180%	7/3/12	2,600	2,600
Massachusetts Special Obligation
Dedicated Tax Revenue	5.500%	1/1/26 (3)	500	613
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/29 (14)	300	154
Massachusetts Water Pollution Abatement
Trust Revenue	5.250%	8/1/21	500	644
Massachusetts Water Resources
Authority Revenue	5.000%	8/1/25	895	1,061
University of Massachusetts Building
Authority Revenue	5.250%	11/1/14 (Prere.)	500	557
				25,504
Michigan (0.8%)
Detroit MI City School District GO	5.250%	5/1/28 (4)	500	588
Mason MI Public School District
(School Building & Site) GO	5.250%	5/1/14 (Prere.)	1,850	2,004
Michigan Building Authority Revenue	5.000%	10/15/20 (4)	500	594
Michigan Finance Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/31	500	584
Michigan GO	5.000%	9/15/14 (4)	500	547
Michigan GO	5.000%	5/1/18	500	593
Michigan GO	5.500%	11/1/25	595	694
Michigan Trunk Line Revenue	5.000%	11/1/21	500	598
University of Michigan Hospital Revenue VRDO	0.140%	7/3/12	700	700
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	500	557
				7,459
Minnesota (0.7%)
Chisago Lakes MN Independent School District GO	5.000%	2/1/15 (4)	500	555
Minnesota GO	5.000%	6/1/13 (ETM)	435	454
Minnesota GO	5.000%	6/1/13	65	68

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Minnesota GO	5.000%	11/1/14	500	553
Minnesota GO	5.000%	8/1/15	500	569
Minnesota GO	5.000%	10/1/17	500	605
Minnesota GO	5.000%	8/1/19	500	622
Minnesota GO	5.000%	8/1/21	500	611
Minnesota Public Facilities Authority
Revenue (State Revolving Fund)	5.000%	3/1/15	500	559
Southern Minnesota Municipal Power
Agency Power Supply System Revenue	5.250%	1/1/30	500	559
University of Minnesota Revenue	5.000%	8/1/19	500	613
University of Minnesota Revenue	5.250%	12/1/29	500	601
				6,369
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/19	370	453
Mississippi GO	5.500%	12/1/18	750	938
				1,391
Missouri (0.4%)
Curators of the University of Missouri
System Facilities Revenue	5.000%	11/1/15 (Prere.)	130	149
Curators of the University of Missouri
System Facilities Revenue	5.000%	11/1/26	370	413
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/15	300	338
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/17	500	598
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/23	600	771
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/23	500	591
Missouri Highways & Transportation
Commission Road Revenue	5.250%	5/1/23	350	415
				3,275
Nebraska (0.0%)
Municipal Energy Agency of Nebraska
Power Supply System Revenue	5.000%	4/1/31	345	389

Nevada (0.5%)
Clark County NV GO	5.000%	12/1/29	500	558
Clark County NV Highway
Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/27	500	558
Clark County NV Passenger Facility
Charge Revenue (Las Vegas McCarran
International Airport)	5.000%	7/1/15	155	172
Clark County NV Passenger Facility
Charge Revenue (Las Vegas McCarran
International Airport)	4.500%	7/1/20	455	512
Clark County NV School District GO	5.000%	6/15/18	1,690	1,998
Nevada Capital Improvement
& Cultural Affairs GO	5.000%	12/1/26 (3)	500	556
				4,354
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/17	500	560
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	115	135
				695

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey (3.8%)
Garden State Preservation Trust
New Jersey Revenue
(Open Space & Farmland Preservation)	5.250%	11/1/13 (Prere.)	875	933
Garden State Preservation Trust
New Jersey Revenue
(Open Space & Farmland Preservation)	0.000%	11/1/21 (4)	500	391
Garden State Preservation Trust
New Jersey Revenue
(Open Space & Farmland Preservation)	0.000%	11/1/22 (4)	500	374
Morris County NJ Improvement
Authority School District Revenue
(Morris Hills Regional District Project)	5.000%	10/1/23	495	631
New Jersey Economic Development
Authority Revenue
(Bayonne/IMTT Project) VRDO	0.170%	7/3/12 LOC	2,300	2,300
New Jersey Economic Development
Authority Revenue
(Bayonne/IMTT Project) VRDO	0.170%	7/3/12 LOC	3,200	3,200
New Jersey Economic Development
Authority Revenue (Cigarette Tax)	5.750%	6/15/14 (Prere.)	500	552
New Jersey Economic Development
Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/26 (14)	500	594
New Jersey Economic Development
Authority Revenue (New Jersey Transit
Light Rail Transit System Project)	5.000%	5/1/17	500	582
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	528
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)	5.000%	9/1/13 (Prere.)	500	528
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)	5.000%	9/1/14	500	545
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)	5.250%	12/15/15 (14)	400	459
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)	5.250%	9/1/24	300	353
New Jersey Economic Development
Authority Revenue
(School Facilities Construction)	5.250%	3/1/26	500	543
New Jersey Economic Development
Authority Revenue
(School Facilities Construction) PUT	5.000%	9/1/14 (4)	500	543
New Jersey Economic Development
Authority Transportation Project
Sublease Revenue (New Jersey Transit
Corp. Light Rail Transit System Project)	5.000%	5/1/18	500	590
New Jersey Economic Development
Authority Transportation Project Sublease
Revenue (New Jersey Transit Corp. Light
Rail Transit System Project)	5.000%	5/1/19	500	593
New Jersey Equipment Lease Purchase COP	5.000%	6/15/16	425	485

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	295	341
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18	530	618
New Jersey Equipment Lease Purchase COP	5.000%	6/15/19	500	578
New Jersey GO	5.250%	7/15/15 (2)	500	570
New Jersey GO	5.000%	8/15/15	790	897
New Jersey GO	5.250%	7/1/16 (14)	500	588
New Jersey GO	5.250%	7/15/18 (2)	500	611
New Jersey Health Care Facilities
Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	1/1/19	500	566
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	245	280
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.250%	12/1/28	400	436
New Jersey Sports & Exposition
Authority Revenue	5.000%	9/1/16	200	227
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	200	225
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	500	535
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	6/15/14 (Prere.)	500	547
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/14 (14)	500	554
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.250%	12/15/15 (2)	170	194
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/15 (14)	200	230
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/15 (2)	230	264
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.000%	12/15/16	275	319
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/16 (14)	100	118
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/17 (4)	150	182
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	12/15/20 (3)	2,500	3,098
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,064
New Jersey Transportation Trust Fund
Authority Transportation System Revenue	5.500%	6/15/31	500	580
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	100	118
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	500	580
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	500	622
Newark NJ GO	5.000%	10/1/19	500	590
Rutgers State University New Jersey
Revenue VRDO	0.160%	7/3/12	3,600	3,600
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/18	500	533
				34,389
New Mexico (0.2%)
New Mexico Educational Assistance
Foundation Revenue	5.000%	12/1/19	500	594
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/13 (2)	500	523

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New Mexico Finance Authority
Transportation Revenue	5.000%	6/15/23	500	599
				1,716
New York (8.4%)
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/15	500	558
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/18	500	595
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/19	500	602
Erie County NY Industrial Development
Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	500	570
Long Island NY Power Authority
Electric System Revenue	5.500%	12/1/12 (ETM)	2,000	2,045
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/14	410	442
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/17	630	737
Long Island NY Power Authority
Electric System Revenue	5.000%	5/1/19 (14)	500	571
Long Island NY Power Authority
Electric System Revenue	5.000%	12/1/21 (14)	500	569
Long Island NY Power Authority
Electric System Revenue	5.000%	4/1/23	500	581
New York City NY GO	5.750%	8/1/12 (Prere.)	20	20
New York City NY GO	5.500%	6/1/13 (Prere.)	500	524
New York City NY GO	5.250%	8/1/13	500	527
New York City NY GO	5.750%	8/1/13	480	482
New York City NY GO	5.750%	8/1/13	500	502
New York City NY GO	5.000%	1/1/14	500	535
New York City NY GO	5.250%	9/1/14	500	551
New York City NY GO	5.000%	2/1/16	105	120
New York City NY GO	5.000%	8/1/16	500	581
New York City NY GO	5.000%	2/1/17	500	586
New York City NY GO	5.000%	9/1/17	500	564
New York City NY GO	5.000%	2/1/18	500	583
New York City NY GO	5.000%	8/1/19	500	583
New York City NY GO	5.000%	8/1/23 (14)	500	560
New York City NY GO	5.000%	11/1/23	305	334
New York City NY GO	5.250%	8/15/24	500	590
New York City NY GO	5.000%	8/1/25	905	1,001
New York City NY GO	5.000%	8/15/26	475	541
New York City NY GO	5.000%	5/15/28	480	540
New York City NY GO	5.000%	8/1/28	400	457
New York City NY GO	5.000%	8/1/28	500	561
New York City NY GO	5.500%	11/15/28	300	352
New York City NY GO	5.625%	4/1/29	840	985
New York City NY GO	5.000%	5/15/29	500	563
New York City NY GO	5.000%	8/1/31	365	417
New York City NY GO VRDO	0.150%	7/4/12 LOC	1,300	1,300
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	500	555

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15	250	282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	0.000%	6/15/18	750	696
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/27	500	575
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	500	559
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	255	282
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	500	571
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	500	572
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/24 (14)	500	549
New York City NY Sales Tax Asset
Receivable Corp. Revenue	5.000%	10/15/26 (14)	500	542
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/25	500	581
New York City NY Transitional Finance
Authority Building Aid Revenue	5.250%	1/15/26	500	578
New York City NY Transitional Finance
Authority Building Aid Revenue	5.125%	1/15/29	1,070	1,212
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	8/1/12 (Prere.)	500	502
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/13 (Prere.)	500	515
New York City NY Transitional Finance
Authority Future Tax Revenue	5.375%	2/1/13	2,000	2,009
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/18	500	591
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	8/1/22	280	324
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/23	500	586
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/24	500	581
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	11/1/25	500	572
New York City NY Transitional Finance
Authority Future Tax Revenue	5.250%	2/1/30	500	584
New York City NY Transitional Finance
Authority Future Tax Revenue	5.000%	2/1/31	500	569
New York City NY Transitional Finance
Authority Future Tax Revenue VRDO	0.160%	7/4/12	2,300	2,300
New York GO	4.500%	2/1/17	500	579
New York GO	4.500%	2/1/18	500	586
New York GO	4.500%	2/1/19	500	592
New York GO	5.000%	2/15/30	315	363
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/21 (3)	300	362
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/23	500	576
New York Metropolitan Transportation
Authority Revenue	5.000%	11/15/30	500	559

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation
Authority Revenue	5.250%	11/15/30	500	565
New York Metropolitan Transportation
Authority Revenue (Dedicated Petroleum Tax)	5.250%	11/15/24	600	707
New York Metropolitan Transportation
Authority Revenue (Service Contract)	5.500%	7/1/15	500	570
New York Metropolitan Transportation
Authority Revenue (Service Contract)	5.750%	1/1/17 (14)	560	668
New York Metropolitan Transportation
Authority Revenue (Service Contract)	5.750%	1/1/17	210	251
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/14 (14)	500	555
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/18	600	683
New York Metropolitan Transportation
Authority Revenue (Transit Revenue)	5.500%	11/15/19 (14)	500	509
New York State Dormitory Authority
Lease Revenue
(City of New York Court Facilities)	5.500%	5/15/24 (2)	500	624
New York State Dormitory Authority
Lease Revenue
(City of New York Court Facilities)	5.500%	5/15/27 (2)	500	624
New York State Dormitory Authority
Lease Revenue
(Mental Health Services Facilities)	5.000%	8/15/21	500	600
New York State Dormitory Authority
Revenue (City University System)	5.000%	7/1/24	400	468
New York State Dormitory Authority
Revenue (Fordham University)	5.000%	7/1/25 (4)	250	279
New York State Dormitory Authority
Revenue (Memorial Sloan-Kettering
Cancer Center)	5.000%	7/1/30	500	544
New York State Dormitory Authority
Revenue (Mental Health Services
Facilities Improvement)	5.000%	8/15/15	100	113
New York State Dormitory Authority
Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	595	678
New York State Dormitory Authority
Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/23	500	567
New York State Dormitory Authority
Revenue (Mount Sinai School of Medicine of
New York University)	5.000%	7/1/18	325	377
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of
New York University)	5.000%	7/1/24 (14)	500	537
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	500	638
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish
Obligated Group)	5.000%	5/1/26	500	557
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	165	184
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	500	589
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	500	576

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	500	597
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	390	464
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	275	318
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	500	588
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	500	611
New York State Dormitory Authority Revenue
(The New School)	5.250%	7/1/30	500	553
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
RevolvingFunds)	5.000%	6/15/22	500	588
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
RevolvingFunds)	5.000%	6/15/24	365	436
New York State Local Government
Assistance Corp. Revenue	5.000%	4/1/21	500	613
New York State Thruway Authority Revenue	5.000%	1/1/15 (14)	550	607
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	500	588
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	490	571
2 New York State Thruway Authority Revenue	5.000%	1/1/30	500	560
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	500	518
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/13 (2)	500	519
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	500	567
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/24	500	576
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	500	557
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/26 (2)	500	554
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	225	259
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	500	605
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	608
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	385	425
New York State Urban Development
Corp. Revenue	5.000%	12/15/14	100	111
New York State Urban Development
Corp. Revenue	5.000%	1/1/15	500	553
New York State Urban Development
Corp. Revenue	5.000%	12/15/15	400	459
New York State Urban Development
Corp. Revenue	5.000%	12/15/18	500	606
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	275	316
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	600	727

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	530	685
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/25	1,500	1,771
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	540	640
Port Authority of New York &
New Jersey Revenue	5.000%	7/15/26	500	562
Triborough Bridge & Tunnel Authority
New York Revenue	5.250%	11/15/15	500	577
Triborough Bridge & Tunnel Authority
New York Revenue	5.500%	11/15/19 (14)	500	624
Triborough Bridge & Tunnel Authority
New York Revenue	5.500%	11/15/21 (14)	500	633
Triborough Bridge & Tunnel Authority
New York Revenue	5.000%	11/15/25	500	565
Westchester County NY GO	5.000%	7/1/20	500	631
Westchester County NY Health
Care Corp. Revenue	5.000%	11/1/30	500	535
				76,673
North Carolina (1.4%)
Guilford County NC GO	5.000%	3/1/18	500	609
Mecklenburg County NC GO	5.000%	3/1/17	500	597
Mecklenburg County NC Public Facilities
Corp. Revenue (Annual Appropriation)	5.000%	3/1/26	500	573
1 North Carolina Capital Facilities Finance
Agency Revenue (Duke University Project)
TOB VRDO	0.180%	7/3/12	1,000	1,000
North Carolina Capital Improvement Revenue	5.000%	5/1/19	555	676
North Carolina Capital Improvement Revenue	5.000%	5/1/29	500	573
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.125%	1/1/14	2,400	2,453
North Carolina Eastern Municipal Power
Agency Power Systems Revenue	5.000%	1/1/26	500	556
North Carolina GO	5.000%	3/1/16	500	580
North Carolina GO	5.000%	3/1/18	500	601
North Carolina GO	5.000%	5/1/22	250	321
North Carolina Infrastructure Financial
Corp. Capital Improvements COP	5.000%	2/1/21 (4)	2,000	2,270
North Carolina Municipal Power Agency Revenue	5.000%	1/1/30	500	548
Orange County NC Public Facilities Co. Revenue	5.000%	10/1/24	500	599
Wake County NC GO	5.000%	2/1/18	350	425
Wake County NC GO	5.000%	3/1/22	400	513
Wake County NC Public Improvement GO	5.000%	3/1/16	100	116
				13,010
Ohio (1.6%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.170%	7/3/12 LOC	100	100
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	500	583
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.250%	4/1/31	500	543
Cincinnati OH City School District GO	5.250%	12/1/26 (14)	500	636
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	500	556
Columbus OH GO	5.000%	7/1/25	535	659
Columbus OH Sewer Revenue VRDO	0.160%	7/5/12	500	500

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hamilton County OH Sales Tax Revenue	4.500%	12/1/15 (2)	350	389
Kent State University OH Revenue	5.000%	5/1/23 (12)	500	572
Lucas County OH Hospital Revenue
(ProMedica Healthcare Obligated Group)	5.000%	11/15/26	500	567
Ohio Conservation Projects GO	5.000%	3/1/14 (Prere.)	1,885	2,031
Ohio GO	5.000%	9/15/19	260	298
Ohio GO	5.000%	8/1/23	500	616
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/14	500	553
Ohio Major New State Infrastructure
Project Revenue	5.000%	12/15/15	550	628
Ohio State University General Receipts Revenue	5.000%	12/1/16	500	590
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/15 (3)	500	562
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	500	557
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	2,365	2,575
Ohio Water Development Authority
Water Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	635	691
University of Cincinnati Ohio General
Receipts Revenue	5.000%	6/1/20	500	607
				14,813
Oklahoma (0.2%)
Oklahoma City OK GO	5.000%	3/1/24	525	640
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	300	343
University of Oklahoma Revenue	5.000%	7/1/31	475	548
				1,531
Oregon (0.1%)
Oregon Department of Administrative
Services Lottery Revenue	5.250%	4/1/31	500	594
Portland OR Sewer System Revenue	5.000%	6/15/22 (4)	500	584
				1,178
Pennsylvania (1.7%)
Allegheny County PA Higher Education
Building Authority University Revenue
(Duquesne University)	5.500%	3/1/29	325	369
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	500	589
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	500	581
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	500	580
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	500	542
Geisinger Health System Authority
of Pennsylvania Revenue
(Penn State Geisinger Health System) VRDO	0.130%	7/3/12	170	170
Pennsylvania Economic Development
Financing Authority Solid Waste Disposal
Revenue (Waste Management Inc. Project) PUT	3.700%	5/1/15	750	789
Pennsylvania GO	5.000%	9/1/14 (4)	500	550
Pennsylvania GO	5.000%	5/1/15	405	457
Pennsylvania GO	5.250%	7/1/15	500	571
Pennsylvania GO	5.000%	3/1/16	100	116
Pennsylvania GO	5.000%	7/1/16	120	141
Pennsylvania GO	5.000%	7/1/16	400	469

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pennsylvania GO	5.000%	11/15/17	500	606
Pennsylvania GO	5.375%	7/1/21	500	639
Pennsylvania GO	5.000%	8/1/22	500	586
Pennsylvania GO	5.000%	1/1/26	100	112
Pennsylvania GO	5.000%	4/15/28	500	586
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.140%	7/5/12 LOC	200	200
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/13 (14)	110	115
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph’s University)	5.000%	11/1/24	200	227
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the
University of Pennsylvania)	5.000%	9/1/28	500	575
Pennsylvania State University Revenue	5.000%	3/1/25	500	586
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	345	398
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	1,050	1,145
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	500	563
Philadelphia PA Airport Revenue	5.000%	6/15/15	505	560
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	500	565
Philadelphia PA School District GO	5.000%	8/1/20 (2)	500	536
Philadelphia PA School District GO	5.250%	9/1/22	500	577
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	560	656
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/24	500	593
				15,749
Puerto Rico (1.3%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/20	500	568
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	500	534
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/21	500	554
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	500	567
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/23	500	535
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/26	500	538
Puerto Rico GO	6.000%	7/1/27 (14)	500	557
Puerto Rico Highway & Transportation
Authority Revenue	5.250%	7/1/22 (3)	500	547
Puerto Rico Highway & Transportation
Authority Revenue	5.500%	7/1/25	500	548
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	500	558
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/22 (11)	500	547
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (3)	2,425	2,584
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	500	558
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	500	505
Puerto Rico Public Finance
Corp. Revenue	6.000%	8/1/26 (ETM)	1,000	1,412
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/27	500	557
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/30	500	540
				12,209

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
South Carolina (0.6%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	500	567
Columbia SC Waterworks & Sewer
System Revenue	5.000%	2/1/27	250	300
Greenville County SC School District GO	5.000%	12/1/27	500	560
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	1,600	1,020
South Carolina GO	5.000%	4/1/20	450	565
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	500	542
South Carolina Public Service Authority Revenue	5.000%	1/1/14 (Prere.)	400	428
South Carolina Public Service Authority Revenue	5.000%	1/1/16	130	149
South Carolina Public Service Authority Revenue	5.000%	1/1/29	500	566
South Carolina Transportation
Infrastructure Revenue	5.250%	10/1/13 (2)	500	529
				5,226
Tennessee (0.8%)
Memphis TN Electric System Revenue	5.000%	12/1/17	500	601
Memphis TN GO	5.000%	7/1/21	500	611
Memphis TN GO	5.000%	5/1/30	500	578
Metropolitan Government of Nashville
& Davidson County TN GO	5.000%	7/1/21	500	615
Metropolitan Government of Nashville
& Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt University)	5.000%	10/1/15	350	398
Metropolitan Government of Nashville
& Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	500	607
Shelby County TN GO	5.000%	3/1/19	500	612
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	124
Shelby County TN GO	5.000%	4/1/19	400	488
Tennessee Energy Acquisition Corp.
Gas Revenue	5.000%	9/1/16	500	548
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/17	500	556
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/18	500	561
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/22	510	562
Tennessee Energy Acquisition Corp.
Gas Revenue	5.250%	9/1/24	250	273
Tennessee GO	5.000%	8/1/14	500	548
				7,682
Texas (3.6%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	1,000	872
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	500	619
Austin TX Water & Wastewater System Revenue	5.000%	11/15/24	275	322
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/25	500	556
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	200	233
Cypress-Fairbanks TX Independent
School District GO	5.000%	2/15/25	500	598
Cypress-Fairbanks TX Independent
School District Unlimited Tax Schoolhouse GO	5.000%	2/15/30	500	568

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/27	500	544
Dallas TX GO	5.000%	2/15/15	500	559
Dallas TX Independent School District GO	5.000%	8/15/14	500	549
Dallas TX Independent School District GO	5.000%	2/15/23	485	588
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/15 (2)	485	555
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	200	242
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/22	330	410
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/16	515	599
Garland TX Independent School District GO	5.000%	2/15/23	470	572
Harris County TX Flood Control District GO	5.250%	10/1/18	435	540
Harris County TX GO	5.000%	10/1/23	300	369
Harris County TX GO	5.000%	10/1/23	500	595
Harris County TX Health Facilities
Development Corp. Revenue
(St. Luke’s Episcopal Hospital) VRDO	0.240%	7/3/12	800	800
Harris County TX Toll Road Revenue	5.000%	8/15/27	500	573
Houston TX GO	5.000%	3/1/20	500	605
Houston TX Independent School District GO	5.000%	7/15/15 (4)	500	566
Houston TX Utility System Revenue	5.125%	5/15/28 (14)	500	535
Houston TX Utility System Revenue	5.000%	11/15/28 (4)	500	569
Houston TX Utility System Revenue	5.250%	11/15/30	500	586
Lake Travis TX Independent School District GO	5.000%	2/15/32	500	574
Lone Star College System Texas GO	5.000%	8/15/23	250	303
Lower Colorado River Authority Texas Revenue	5.750%	5/15/28	500	551
Lubbock TX GO	5.000%	2/15/23	500	609
North East TX Independent School District GO	5.250%	2/1/22	500	641
North Texas Tollway Authority System Revenue	6.000%	1/1/20	500	598
North Texas Tollway Authority System Revenue	6.000%	1/1/25	500	595
North Texas Tollway Authority System Revenue	6.000%	1/1/28	250	288
North Texas Tollway Authority System Revenue	5.500%	9/1/28	500	596
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	500	554
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	500	562
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/16 (Prere.)	905	1,047
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	500	611
San Antonio TX GO	5.000%	8/1/20	125	156
San Antonio TX GO	5.000%	2/1/24	500	603
Southwest Texas Higher Education
Authority Inc. Revenue (Southern
Methodist University Project)	5.000%	10/1/16 (2)	260	305
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(CHRISTUS Health)	6.250%	7/1/28 (12)	325	379
Tarrant County TX Cultural Education
Facilities Finance Corp. Revenue
(Texas Health Resources)	5.000%	2/15/26	500	548
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	500	579
Texas GO	5.000%	8/1/31	500	579
Texas Municipal Gas Acquisition & Supply
Corp. Revenue	5.250%	12/15/17	500	546
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	1,500	1,453
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	500	546

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	500	563
Texas Tech University System Revenue Financing
System Revenue	5.000%	2/15/28	500	566
Texas Transportation Commission Revenue	4.750%	4/1/24	500	562
Texas Transportation Commission Revenue	5.000%	4/1/25	500	565
Texas Transportation Commission Revenue	5.000%	4/1/26	500	565
Texas Water Financial Assistance GO	5.000%	8/1/24	500	595
Texas Water Financial Assistance GO	5.000%	8/1/25	500	602
Texas Water Financial Assistance GO	5.000%	8/1/27	500	594
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/19	325	403
University of Texas System Revenue
Financing System Revenue	5.000%	8/15/21	500	630
Williamson County TX GO	5.000%	2/15/23	230	287
				33,279
Utah (0.2%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	500	580
Intermountain Power Agency Utah
Power Supply Revenue	5.250%	7/1/21	500	524
Utah GO	5.000%	7/1/16	500	587
Utah GO	5.000%	7/1/16	500	587
				2,278
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	500	534

Virginia (0.7%)
Arlington County VA GO	5.000%	8/1/23	500	635
Chesterfield County VA GO	5.000%	1/1/22	500	639
Fairfax County VA Public Improvement GO	5.000%	10/1/17	500	606
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	500	621
Norfolk VA Water Revenue	5.000%	11/1/31	500	585
Roanoke VA Economic Development
Authority Hospital Revenue
(Carilion Clinic Obligated Group)	5.000%	7/1/30	500	553
Virginia College Building Authority
Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/17	200	237
Virginia College Building Authority
Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	355	446
Virginia Public Building Authority
Public Facilities Revenue	5.000%	8/1/22	575	728
Virginia Public School Authority Revenue	5.000%	8/1/13	500	526
Virginia Public School Authority Revenue	5.000%	8/1/19	500	617
				6,193
Washington (1.3%)
Energy Northwest Washington Electric
Revenue (Columbia Generating Station)	5.000%	7/1/20	500	618
Energy Northwest Washington
Electric Revenue (Project No. 1)	5.250%	7/1/16	500	589
Energy Northwest Washington
Electric Revenue (Project No. 1)	5.000%	7/1/17	500	597
Energy Northwest Washington Electric
Revenue (Project No. 3)	5.000%	7/1/15	100	113

Tax-Managed Balanced Fund

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Energy Northwest Washington
Electric Revenue (Project No. 3)	5.000%	7/1/16	865	1,010
King County WA GO	5.000%	1/1/24	500	610
Port of Seattle WA Revenue	5.000%	3/1/20 (14)	665	726
Port of Seattle WA Revenue	5.000%	8/1/29	250	287
University of Washington Revenue	5.000%	4/1/31	335	388
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	375	455
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	425	503
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	500	575
Washington GO	5.700%	10/1/15 (4)	410	444
Washington GO	5.000%	2/1/16	500	576
Washington GO	0.000%	6/1/20 (3)	500	419
Washington GO	5.000%	8/1/20	500	612
Washington GO	5.000%	7/1/21	500	595
Washington GO	5.000%	7/1/21 (4)	500	574
Washington GO	5.000%	7/1/25	500	603
Washington GO	5.000%	2/1/32	500	578
Washington State University General Revenue	5.000%	10/1/31	500	573
				11,445
Wisconsin (0.7%)
Wisconsin Annual Appropriation Revenue	5.625%	5/1/28	460	546
Wisconsin GO	4.000%	9/1/15	970	1,071
Wisconsin GO	5.000%	5/1/16	500	581
Wisconsin GO	5.000%	5/1/16 (4)	600	673
Wisconsin GO	5.000%	5/1/23	500	585
Wisconsin GO	5.000%	5/1/24	500	610
Wisconsin Health & Educational Facilities
Authority Revenue (Meriter Hospital Inc.
Project) VRDO	0.170%	7/3/12 LOC	1,180	1,180
Wisconsin Transportation Revenue	5.250%	7/1/14 (4)	500	548
Wisconsin Transportation Revenue	5.000%	7/1/23	500	618
				6,412
Total Tax-Exempt Municipal Bonds (Cost $436,481)				466,577
Total Investments (99.6%) (Cost $716,458)				910,092
Other Assets and Liabilities (0.4%)
Other Assets				7,668
Liabilities				(3,735)
				3,933
Net Assets (100%)
Applicable to 42,391,508 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				914,025
Net Asset Value Per Share				$21.56

Tax-Managed Balanced Fund

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	732,045
Overdistributed Net Investment Income	(1,023)
Accumulated Net Realized Losses	(10,631)
Unrealized Appreciation (Depreciation)	193,634
Net Assets	914,025

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $7,645,000, representing 0.8% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of June 30, 2012.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Tax-Managed Balanced Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	3,739
Interest	7,082
Total Income	10,821
Expenses
The Vanguard Group—Note B
Investment Advisory Services	31
Management and Administrative	401
Marketing and Distribution	80
Custodian Fees	5
Shareholders’ Reports	4
Total Expenses	521
Net Investment Income	10,300
Realized Net Gain (Loss) on Investment Securities Sold	1,627
Change in Unrealized Appreciation (Depreciation) of Investment Securities	37,483
Net Increase (Decrease) in Net Assets Resulting from Operations	49,410

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	10,300	19,426
Realized Net Gain (Loss)	1,627	9,695
Change in Unrealized Appreciation (Depreciation)	37,483	12,259
Net Increase (Decrease) in Net Assets Resulting from Operations	49,410	41,380
Distributions
Net Investment Income	(10,133)	(19,292)
Realized Capital Gain	—	—
Total Distributions	(10,133)	(19,292)
Capital Share Transactions
Issued	95,856	84,410
Issued in Lieu of Cash Distributions	8,612	16,324
Redeemed[1]	(27,057)	(58,490)
Net Increase (Decrease) from Capital Share Transactions	77,411	42,244
Total Increase (Decrease)	116,688	64,332
Net Assets
Beginning of Period	797,337	733,005
End of Period[2]	914,025	797,337

1 Net of redemption fees for fiscal 2011 of $39,000. Effective April 28, 2011, the redemption fee was eliminated.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($1,023,000) and ($1,190,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$20.55	$19.96	$18.75	$16.19	$20.45	$20.02
Investment Operations
Net Investment Income	.252	.519	.496	.491	.565	.588
Net Realized and Unrealized Gain (Loss)
on Investments	1.003	.585	1.210	2.566	(4.260)	.430
Total from Investment Operations	1.255	1.104	1.706	3.057	(3.695)	1.018
Distributions
Dividends from Net Investment Income[1]	(.245)	(.514)	(.496)	(.497)	(.565)	(.588)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.245)	(.514)	(.496)	(.497)	(.565)	(.588)
Net Asset Value, End of Period	$21.56	$20.55	$19.96	$18.75	$16.19	$20.45

Total Return[2]	6.11%	5.58%	9.22%	19.14%	-18.32%	5.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$914	$797	$733	$669	$587	$722
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.15%	0.15%	0.13%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.37%	2.55%	2.58%	2.86%	3.01%	2.86%
Portfolio Turnover Rate	7%	12%	23%	27%	19%	10%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 For tax purposes, nontaxable dividends represent 65%, 70%, 70%, 69%, 72%, and 73% of dividends from net investment income.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Balanced Fund

Notes to Financial Statements

Vanguard Tax-Managed Balanced Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares were credited to paid-in-capital.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $136,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

Tax-Managed Balanced Fund

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	443,508	7	—
Tax-Exempt Municipal Bonds	—	466,577	—
Total	443,508	466,584	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $12,258,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $716,458,000. Net unrealized appreciation of investment securities for tax purposes was $193,634,000, consisting of unrealized gains of $204,603,000 on securities that had risen in value since their purchase and $10,969,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $94,714,000 of investment securities and sold $30,406,000 of investment securities, other than temporary cash investments.

F. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	June 30, 2012	December 31, 2011
	Shares	Shares
	(000)	(000)
Issued	4,453	4,149
Issued in Lieu of Cash Distributions	400	802
Redeemed	(1,258)	(2,887)
Net Increase (Decrease) in Shares Outstanding	3,595	2,064

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Growth and Income Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTGLX	VTMIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	2.19%	2.23%

Portfolio Characteristics
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Number of Stocks	503	500	3,694
Median Market Cap $56.8B		$56.8B	$33.1B
Price/Earnings Ratio	15.3x	15.3x	16.1x
Price/Book Ratio	2.2x	2.2x	2.1x
Return on Equity	19.9%	19.7%	18.1%
Earnings Growth Rate	9.7%	9.7%	9.4%
Dividend Yield	2.2%	2.2%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
			U.S. Total
		S&P 500	Market
	Fund	Index	Index
Consumer Discretionary 11.0%		11.0%	11.9%
Consumer Staples	11.3	11.3	9.8
Energy	10.8	10.8	10.0
Financials	14.4	14.4	15.9
Health Care	12.0	12.0	12.0
Industrials	10.5	10.5	10.8
Information Technology 19.7		19.7	19.1
Materials	3.4	3.4	3.9
Telecommunication
Services	3.2	3.2	2.9
Utilities	3.7	3.7	3.7

Volatility Measures
		DJ
		U.S. Total
	S&P 500	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.95

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	4.4%
Exxon Mobil Corp.	Integrated Oil &
	Gas	3.3
Microsoft Corp.	Systems Software	1.9
International Business	IT Consulting &
Machines Corp.	Other Services	1.8
General Electric Co.	Industrial
	Conglomerates	1.8
AT&T Inc.	Integrated
	Telecommunication
	Services	1.7
Chevron Corp.	Integrated Oil &
	Gas	1.7
Johnson & Johnson	Pharmaceuticals	1.5
Wells Fargo & Co.	Diversified Banks	1.4
Coca-Cola Co.	Soft Drinks	1.4
Top Ten		20.9%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Tax-Managed Growth and Income Fund Admiral Shares
S&P 500 Index

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	9/6/1994	5.34%	0.19%	5.33%
Institutional Shares	3/4/1999	5.40	0.23	5.36

See Financial Highlights for dividend and capital gains information.

Tax-Managed Growth and Income Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (11.0%)
	McDonald’s Corp.	201,847	17,869
	Walt Disney Co.	355,098	17,222
*	Amazon.com Inc.	71,715	16,376
	Home Depot Inc.	304,514	16,136
	Comcast Corp. Class A	501,868	16,045
	News Corp. Class A	419,154	9,343
	Starbucks Corp.	151,026	8,053
	Target Corp.	131,536	7,654
	Time Warner Inc.	190,911	7,350
	Ford Motor Co.	759,396	7,283
	Lowe’s Cos. Inc.	234,131	6,659
*	priceline.com Inc.	9,903	6,581
	NIKE Inc. Class B	72,974	6,406
*	DIRECTV Class A	130,254	6,359
	TJX Cos. Inc.	147,342	6,325
	Yum! Brands Inc.	91,484	5,893
	Time Warner Cable Inc.	62,007	5,091
	Viacom Inc. Class B	105,003	4,937
	CBS Corp. Class B	129,128	4,233
	Johnson Controls Inc.	135,422	3,753
	Coach Inc.	57,163	3,343
	Carnival Corp.	89,840	3,079
*	Bed Bath & Beyond Inc.	46,164	2,853
	Macy’s Inc.	82,286	2,827
	Ross Stores Inc.	44,786	2,798
*	Discovery
	Communications Inc.
	Class A	50,700	2,738
	Omnicom Group Inc.	54,075	2,628
	McGraw-Hill Cos. Inc.	55,169	2,483
*	Dollar Tree Inc.	46,116	2,481
*	Chipotle Mexican Grill Inc.
	Class A	6,318	2,401
	VF Corp.	17,142	2,288
	Mattel Inc.	67,546	2,191
	Kohl’s Corp.	47,613	2,166
	Harley-Davidson Inc.	46,127	2,109
*	O’Reilly Automotive Inc.	25,168	2,108

			Market
			Value
		Shares	($000)
	Starwood Hotels & Resorts
	Worldwide Inc.	39,011	2,069
	Marriott International Inc.
	Class A	52,524	2,059
	Limited Brands Inc.	48,068	2,044
*	AutoZone Inc.	5,302	1,947
	Genuine Parts Co.	30,898	1,862
	Gap Inc.	65,910	1,803
	Staples Inc.	137,760	1,798
	Ralph Lauren Corp. Class A	12,835	1,798
	Wynn Resorts Ltd.	15,693	1,628
	Nordstrom Inc.	31,636	1,572
	Family Dollar Stores Inc.	23,356	1,553
	Wyndham Worldwide Corp.	28,996	1,529
*	BorgWarner Inc.	22,801	1,496
	Tiffany & Co.	25,203	1,334
	Darden Restaurants Inc.	25,511	1,292
*	CarMax Inc.	44,891	1,164
	Best Buy Co. Inc.	55,078	1,154
	Comcast Corp.	33,914	1,065
	Scripps Networks
	Interactive Inc. Class A	18,381	1,045
	Newell Rubbermaid Inc.	57,189	1,037
	DR Horton Inc.	55,355	1,017
	Lennar Corp. Class A	32,369	1,001
	Interpublic Group
	of Cos. Inc.	88,609	961
	Whirlpool Corp.	15,273	934
	H&R Block Inc.	58,383	933
	International
	Game Technology	58,978	929
	Expedia Inc.	17,913	861
*	TripAdvisor Inc.	18,913	845
*	Fossil Inc.	10,312	789
	Hasbro Inc.	23,105	783
*	Apollo Group Inc. Class A	21,305	771
*	Netflix Inc.	11,099	760
*	PulteGroup Inc.	66,207	708
	Gannett Co. Inc.	47,625	701
	JC Penney Co. Inc.	28,875	673

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
*	Urban Outfitters Inc.	22,040	608
	Leggett & Platt Inc.	28,081	593
	Cablevision Systems Corp.
	Class A	43,668	580
*	Goodyear Tire & Rubber Co.	48,343	571
	Abercrombie & Fitch Co.	16,328	557
	Harman International
	Industries Inc.	13,781	546
*	Big Lots Inc.	12,856	524
	GameStop Corp. Class A	25,921	476
*	Sears Holdings Corp.	7,688	459
	DeVry Inc.	11,989	371
	Washington Post Co.
	Class B	960	359
*	AutoNation Inc.	8,349	295
		267,915
Consumer Staples (11.3%)
	Coca-Cola Co.	448,235	35,047
	Procter & Gamble Co.	544,470	33,349
	Philip Morris
	International Inc.	338,907	29,573
	Wal-Mart Stores Inc.	342,862	23,904
	PepsiCo Inc.	310,742	21,957
	Altria Group Inc.	404,823	13,987
	Kraft Foods Inc.	352,834	13,626
	CVS Caremark Corp.	254,941	11,913
	Colgate-Palmolive Co.	94,741	9,863
	Costco Wholesale Corp.	85,975	8,168
	Kimberly-Clark Corp.	78,149	6,547
	Walgreen Co.	171,628	5,077
	General Mills Inc.	128,814	4,964
	Archer-Daniels-Midland Co.	131,524	3,883
	HJ Heinz Co.	63,676	3,463
	Sysco Corp.	116,070	3,460
	Lorillard Inc.	25,856	3,412
	Mead Johnson Nutrition Co.	40,412	3,254
	Whole Foods Market Inc.	32,314	3,080
	Reynolds American Inc.	66,300	2,975
	Kroger Co.	111,577	2,587
	Kellogg Co.	49,093	2,422
	Estee Lauder Cos. Inc.
	Class A	44,614	2,414
	Hershey Co.	30,435	2,192
*	Monster Beverage Corp.	30,166	2,148
	ConAgra Foods Inc.	82,247	2,133
	Beam Inc.	31,220	1,951
	Brown-Forman Corp. Class B	19,750	1,913
	Clorox Co.	25,728	1,864
	Dr Pepper Snapple Group Inc. 42,018		1,838
	JM Smucker Co.	22,428	1,694
	Coca-Cola Enterprises Inc.	59,660	1,673
	McCormick & Co. Inc.	26,343	1,598
	Avon Products Inc.	85,543	1,387
	Molson Coors Brewing Co. Class B31,110		1,294
	Campbell Soup Co.	35,630	1,189

			Market
			Value
		Shares	($000)
	Tyson Foods Inc. Class A	58,131	1,095
	Safeway Inc.	47,710	866
	Hormel Foods Corp.	27,400	833
*	Constellation Brands Inc.
	Class A	30,322	820
*	Dean Foods Co.	36,900	628
			276,041
Energy (10.8%)
	Exxon Mobil Corp.	929,233	79,514
	Chevron Corp.	392,027	41,359
	Schlumberger Ltd.	264,960	17,199
	ConocoPhillips	251,576	14,058
	Occidental Petroleum Corp.	161,413	13,844
	Apache Corp.	77,847	6,842
	Anadarko Petroleum Corp.	99,488	6,586
	National Oilwell Varco Inc.	84,816	5,466
	Halliburton Co.	183,311	5,204
	EOG Resources Inc.	53,729	4,842
	Devon Energy Corp.	80,271	4,655
*	Phillips 66	124,338	4,133
	Spectra Energy Corp.	129,471	3,762
	Williams Cos. Inc.	124,255	3,581
	Marathon Oil Corp.	140,048	3,581
	Baker Hughes Inc.	86,840	3,569
	Kinder Morgan Inc.	100,481	3,237
	Marathon Petroleum Corp.	67,724	3,042
	Noble Energy Inc.	35,205	2,986
	Valero Energy Corp.	110,160	2,660
	Hess Corp.	60,211	2,616
	Chesapeake Energy Corp.	131,835	2,452
*	Southwestern Energy Co.	69,553	2,221
	Pioneer Natural
	Resources Co.	24,370	2,150
*	Cameron International Corp.	48,775	2,083
	Range Resources Corp.	32,286	1,998
	Murphy Oil Corp.	38,666	1,944
*	FMC Technologies Inc.	47,556	1,866
	Cabot Oil & Gas Corp.	41,538	1,637
	Noble Corp.	50,151	1,631
	EQT Corp.	29,604	1,588
	CONSOL Energy Inc.	45,089	1,363
	Peabody Energy Corp.	54,220	1,329
*	Denbury Resources Inc.	77,492	1,171
	QEP Resources Inc.	35,068	1,051
	Sunoco Inc.	21,088	1,002
	Helmerich & Payne Inc.	21,287	926
*	Nabors Industries Ltd.	57,606	830
	Diamond Offshore
	Drilling Inc.	13,711	811
*	Rowan Cos. plc Class A	24,786	801
*	Newfield Exploration Co.	26,311	771
*	Tesoro Corp.	27,484	686
*	WPX Energy Inc.	39,218	635
*	Alpha Natural Resources Inc.	43,709	381
			264,063

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
Financials (14.4%)
	Wells Fargo & Co.	1,055,880	35,309
	JPMorgan Chase & Co.	756,407	27,026
*	Berkshire Hathaway Inc.
	Class B	314,899	26,241
	Bank of America Corp.	2,141,192	17,515
	Citigroup Inc.	582,562	15,968
	US Bancorp	376,904	12,121
	American Express Co.	199,198	11,595
	Simon Property Group Inc.	60,282	9,384
	Goldman Sachs Group Inc.	97,804	9,375
	MetLife Inc.	210,545	6,495
	PNC Financial Services
	Group Inc.	104,880	6,409
	Capital One Financial Corp.	115,486	6,312
	American
	Tower Corporation	78,279	5,472
	Bank of New York
	Mellon Corp.	237,323	5,209
	ACE Ltd.	67,400	4,996
	Travelers Cos. Inc.	77,389	4,941
	Prudential Financial Inc.	93,396	4,523
	Morgan Stanley	302,438	4,413
	BlackRock Inc.	25,553	4,339
	State Street Corp.	96,850	4,323
	BB&T Corp.	138,683	4,278
	Public Storage	28,289	4,085
*	American International
	Group Inc.	126,972	4,075
	Aflac Inc.	92,939	3,958
	Chubb Corp.	53,776	3,916
	Equity Residential	59,695	3,723
	HCP Inc.	83,540	3,688
	Discover Financial Services	105,278	3,641
	Ventas Inc.	57,458	3,627
	CME Group Inc.	13,222	3,545
	Marsh &
	McLennan Cos. Inc.	108,000	3,481
	Allstate Corp.	97,676	3,427
	Boston Properties Inc.	29,883	3,238
	T. Rowe Price Group Inc.	50,370	3,171
	Franklin Resources Inc.	28,226	3,133
	Vornado Realty Trust	36,657	3,078
	Prologis Inc.	91,370	3,036
	Aon plc	64,639	3,024
*	Berkshire Hathaway Inc.
	Class A	23	2,874
	Charles Schwab Corp.	215,043	2,781
	AvalonBay
	Communities Inc.	18,943	2,680
	SunTrust Banks Inc.	107,099	2,595
	Progressive Corp.	121,393	2,529
	Loews Corp.	60,857	2,490
	Health Care REIT Inc.	42,566	2,482
	Fifth Third Bancorp	183,119	2,454
	Weyerhaeuser Co.	106,573	2,383

			Market
			Value
		Shares	($000)
	Ameriprise Financial Inc.	43,442	2,270
	Host Hotels & Resorts Inc.	143,042	2,263
	Northern Trust Corp.	48,048	2,211
	M&T Bank Corp.	25,009	2,065
	Invesco Ltd.	88,616	2,003
*	IntercontinentalExchange Inc.	14,414	1,960
	Regions Financial Corp.	280,713	1,895
	Principal Financial Group Inc.	60,118	1,577
	Hartford Financial
	Services Group Inc.	87,829	1,548
	Kimco Realty Corp.	80,823	1,538
	SLM Corp.	97,004	1,524
	KeyCorp	189,260	1,465
	Moody’s Corp.	39,140	1,431
	XL Group plc Class A	62,526	1,316
	NYSE Euronext	51,137	1,308
	Plum Creek Timber Co. Inc.	32,015	1,271
	Lincoln National Corp.	56,525	1,236
	Cincinnati Financial Corp.	32,195	1,226
	Comerica Inc.	39,393	1,210
	Unum Group	57,825	1,106
	Huntington Bancshares Inc.	171,123	1,095
*	CBRE Group Inc. Class A	65,421	1,070
	Torchmark Corp.	19,799	1,001
	Leucadia National Corp.	39,294	836
	People’s United Financial Inc. 71,932		835
	Apartment Investment
	& Management Co. Class A	28,192	762
	Zions Bancorporation	36,340	706
	Hudson City Bancorp Inc.	104,119	663
	Legg Mason Inc.	24,636	650
	Assurant Inc.	17,309	603
	NASDAQ OMX Group Inc.	24,595	558
*	Genworth Financial Inc.
	Class A	97,134	550
	First Horizon National Corp.	51,824	448
*	E*TRADE Financial Corp.	50,359	405
	Federated Investors Inc.
	Class B	18,495	404
			352,367
Health Care (12.0%)
	Johnson & Johnson	545,676	36,866
	Pfizer Inc.	1,487,898	34,222
	Merck & Co. Inc.	604,275	25,229
	Abbott Laboratories	312,543	20,150
	Bristol-Myers Squibb Co.	336,166	12,085
	UnitedHealth Group Inc.	206,417	12,075
	Amgen Inc.	154,700	11,299
*	Express Scripts Holding Co.	160,276	8,948
	Eli Lilly & Co.	203,015	8,711
	Medtronic Inc.	206,734	8,007
*	Gilead Sciences Inc.	150,314	7,708
*	Biogen Idec Inc.	47,560	6,867
	Baxter International Inc.	109,521	5,821
	Allergan Inc.	61,248	5,670
*	Celgene Corp.	87,685	5,626

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	Covidien plc	96,100	5,141
	McKesson Corp.	46,835	4,391
*	Intuitive Surgical Inc.	7,907	4,379
	WellPoint Inc.	65,815	4,198
*	Alexion Pharmaceuticals Inc.	38,244	3,798
	Thermo Fisher Scientific Inc.	72,617	3,770
	Stryker Corp.	64,313	3,544
	Becton Dickinson and Co.	40,238	3,008
	Cardinal Health Inc.	68,559	2,879
	Agilent Technologies Inc.	68,947	2,706
	Aetna Inc.	68,878	2,670
	Humana Inc.	32,662	2,529
	Cigna Corp.	57,388	2,525
	St. Jude Medical Inc.	62,408	2,491
*	Cerner Corp.	28,938	2,392
*	Edwards Lifesciences Corp.	22,743	2,349
	Zimmer Holdings Inc.	34,918	2,247
	Perrigo Co.	18,602	2,194
	AmerisourceBergen Corp.
	Class A	49,824	1,961
	Quest Diagnostics Inc.	31,542	1,889
*	Watson
	Pharmaceuticals Inc.	25,177	1,863
*	Forest Laboratories Inc.	52,827	1,848
*	DaVita Inc.	18,513	1,818
*	Mylan Inc.	84,719	1,810
	CR Bard Inc.	16,629	1,787
*	Laboratory Corp. of
	America Holdings	19,268	1,784
*	Boston Scientific Corp.	283,516	1,608
*	Life Technologies Corp.	35,382	1,592
*	Waters Corp.	17,758	1,411
*	Varian Medical Systems Inc.	22,049	1,340
*	Hospira Inc.	32,754	1,146
*	CareFusion Corp.	44,489	1,142
	DENTSPLY International Inc.	28,153	1,064
	Coventry Health Care Inc.	27,980	890
	Patterson Cos. Inc.	17,440	601
	PerkinElmer Inc.	22,637	584
*	Tenet Healthcare Corp.	81,317	426
			293,059
Industrials (10.5%)
	General Electric Co.	2,105,374	43,876
	United Parcel Service Inc.
	Class B	190,584	15,010
	United Technologies Corp.	181,000	13,671
	3M Co.	138,043	12,369
	Union Pacific Corp.	94,740	11,303
	Boeing Co.	148,746	11,052
	Caterpillar Inc.	129,839	11,025
	Honeywell International Inc.	155,061	8,659
	Emerson Electric Co.	145,904	6,796
	Deere & Co.	79,056	6,393
	Danaher Corp.	114,488	5,963
	FedEx Corp.	62,797	5,753

			Market
			Value
		Shares	($000)
	Illinois Tool Works Inc.	94,961	5,023
	Tyco International Ltd.	92,172	4,871
	Precision Castparts Corp.	28,865	4,748
	General Dynamics Corp.	71,844	4,739
	Norfolk Southern Corp.	64,806	4,651
	CSX Corp.	206,707	4,622
	Lockheed Martin Corp.	52,999	4,615
	Raytheon Co.	66,282	3,751
	Cummins Inc.	38,044	3,687
	Northrop Grumman Corp.	50,170	3,200
	Goodrich Corp.	24,968	3,168
	Waste Management Inc.	91,834	3,067
	PACCAR Inc.	70,839	2,776
	Eaton Corp.	67,258	2,665
	Ingersoll-Rand plc	59,000	2,489
	Fastenal Co.	58,782	2,370
	WW Grainger Inc.	12,123	2,318
	Parker Hannifin Corp.	29,890	2,298
	Stanley Black & Decker Inc.	33,611	2,163
	Cooper Industries plc	31,400	2,141
	Dover Corp.	36,606	1,962
	Roper Industries Inc.	19,440	1,916
	CH Robinson Worldwide Inc.	32,412	1,897
	Rockwell Automation Inc.	28,303	1,870
	Republic Services Inc.
	Class A	62,756	1,661
	Fluor Corp.	33,590	1,657
	Expeditors International
	of Washington Inc.	42,123	1,632
*	Stericycle Inc.	16,864	1,546
	L-3 Communications
	Holdings Inc.	19,577	1,449
	Rockwell Collins Inc.	28,814	1,422
	Southwest Airlines Co.	154,136	1,421
	Textron Inc.	55,708	1,386
	Pall Corp.	22,895	1,255
	Flowserve Corp.	10,768	1,236
	Joy Global Inc.	21,089	1,196
	Iron Mountain Inc.	33,955	1,119
	Equifax Inc.	23,967	1,117
*	Quanta Services Inc.	41,969	1,010
	Masco Corp.	70,719	981
*	Jacobs Engineering
	Group Inc.	25,445	963
	Xylem Inc.	36,801	926
	Cintas Corp.	21,802	842
	Robert Half International Inc.	28,401	811
	Snap-on Inc.	11,667	726
	Dun & Bradstreet Corp.	9,396	669
	Pitney Bowes Inc.	39,381	590
	Avery Dennison Corp.	21,287	582
	RR Donnelley & Sons Co.	35,168	414
	Ryder System Inc.	10,104	364
			255,852

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
Information Technology (19.8%)
*	Apple Inc.	185,810	108,513
	Microsoft Corp.	1,485,723	45,448
	International Business
	Machines Corp.	229,192	44,825
*	Google Inc. Class A	50,527	29,309
	Intel Corp.	999,668	26,641
	Oracle Corp.	771,073	22,901
	QUALCOMM Inc.	340,613	18,965
	Cisco Systems Inc.	1,064,395	18,276
	Visa Inc. Class A	98,848	12,221
*	EMC Corp.	417,901	10,711
*	eBay Inc.	228,707	9,608
	Mastercard Inc. Class A	21,114	9,081
	Hewlett-Packard Co.	392,374	7,891
	Accenture plc Class A	128,134	7,700
	Texas Instruments Inc.	227,448	6,525
	Automatic Data
	Processing Inc.	97,546	5,429
	Corning Inc.	302,490	3,911
*	Yahoo! Inc.	241,151	3,817
*	Salesforce.com Inc.	27,523	3,805
*	Dell Inc.	295,772	3,703
*	Cognizant Technology
	Solutions Corp. Class A	60,360	3,622
	Intuit Inc.	58,694	3,484
	Broadcom Corp. Class A	98,695	3,336
*	Adobe Systems Inc.	98,130	3,176
*	Citrix Systems Inc.	36,903	3,098
	Applied Materials Inc.	256,195	2,936
	Motorola Solutions Inc.	57,968	2,789
	TE Connectivity Ltd.	84,700	2,703
*	Teradata Corp.	33,359	2,402
*	NetApp Inc.	72,218	2,298
	Analog Devices Inc.	59,147	2,228
	Altera Corp.	64,221	2,173
*	Red Hat Inc.	38,327	2,165
	Xerox Corp.	268,220	2,111
*	Symantec Corp.	143,052	2,090
	Western Union Co.	121,922	2,053
	Paychex Inc.	63,925	2,008
*	Fiserv Inc.	27,067	1,955
	CA Inc.	70,385	1,907
	Seagate Technology plc	73,860	1,827
	Amphenol Corp. Class A	32,363	1,777
*	SanDisk Corp.	48,185	1,758
	Xilinx Inc.	52,136	1,750
*	Juniper Networks Inc.	104,883	1,711
*	NVIDIA Corp.	121,281	1,676
	KLA-Tencor Corp.	33,159	1,633
	Fidelity National Information
	Services Inc.	47,541	1,620
*	Autodesk Inc.	45,033	1,576
*	F5 Networks Inc.	15,794	1,572
*	Lam Research Corp.	39,704	1,498
	Linear Technology Corp.	45,347	1,421

			Market
			Value
		Shares	($000)
*	Western Digital Corp.	46,424	1,415
*	VeriSign Inc.	31,831	1,387
*	BMC Software Inc.	31,945	1,363
	Microchip Technology Inc.	38,299	1,267
*	Micron Technology Inc.	196,959	1,243
*	Akamai Technologies Inc.	35,153	1,116
	Harris Corp.	22,520	942
*	Electronic Arts Inc.	63,155	780
	Computer Sciences Corp.	30,784	764
	Total System Services Inc.	31,698	759
	Jabil Circuit Inc.	36,840	749
*	LSI Corp.	113,132	721
*	Advanced Micro
	Devices Inc.	115,945	664
	SAIC Inc.	54,768	664
	Molex Inc.	27,322	654
	FLIR Systems Inc.	30,396	593
*	Teradyne Inc.	36,700	516
*	JDS Uniphase Corp.	45,491	500
	Lexmark International Inc.
	Class A	14,208	378
*	First Solar Inc.	11,633	175
			484,283
Materials (3.4%)
	EI du Pont de
	Nemours & Co.	186,514	9,432
	Monsanto Co.	105,914	8,768
	Dow Chemical Co.	237,894	7,494
	Praxair Inc.	59,234	6,440
	Freeport-McMoRan
	Copper & Gold Inc.	188,416	6,419
	Newmont Mining Corp.	98,383	4,773
	Ecolab Inc.	58,179	3,987
	Air Products &
	Chemicals Inc.	42,132	3,401
	Mosaic Co.	59,015	3,232
	PPG Industries Inc.	30,124	3,197
	CF Industries Holdings Inc.	12,989	2,516
	International Paper Co.	86,818	2,510
	Nucor Corp.	62,890	2,383
	Sherwin-Williams Co.	17,154	2,270
	Alcoa Inc.	212,503	1,859
	Sigma-Aldrich Corp.	23,940	1,770
	FMC Corp.	27,628	1,478
	Cliffs Natural Resources Inc.	28,332	1,396
	Eastman Chemical Co.	27,344	1,377
	Ball Corp.	31,014	1,273
	Airgas Inc.	13,597	1,142
	Vulcan Materials Co.	25,630	1,018
	MeadWestvaco Corp.	33,759	971
	International Flavors
	& Fragrances Inc.	16,054	880
	Allegheny Technologies Inc.	21,020	670
	Bemis Co. Inc.	20,650	647
*	Owens-Illinois Inc.	32,485	623
	Sealed Air Corp.	38,392	593

Tax-Managed Growth and Income Fund

			Market
			Value
		Shares	($000)
	United States Steel Corp.	28,480	587
	Titanium Metals Corp.	16,600	188
			83,294
Telecommunication Services (3.2%)
	AT&T Inc.	1,164,976	41,543
	Verizon
	Communications Inc.	564,496	25,086
	CenturyLink Inc.	123,189	4,865
*	Crown Castle
	International Corp.	51,317	3,010
*	Sprint Nextel Corp.	597,466	1,948
	Windstream Corp.	116,958	1,130
	Frontier
	Communications Corp.	197,606	757
*	MetroPCS
	Communications Inc.	57,928	350
			78,689
Utilities (3.7%)
	Southern Co.	172,903	8,005
	Exelon Corp.	169,656	6,382
	Dominion Resources Inc.	113,791	6,145
	Duke Energy Corp.	265,598	6,125
	NextEra Energy Inc.	83,018	5,712
	FirstEnergy Corp.	83,208	4,093
	American Electric
	Power Co. Inc.	95,952	3,829
	PG&E Corp.	84,081	3,806
	Consolidated Edison Inc.	58,132	3,615
	Progress Energy Inc.	58,740	3,534
	Sempra Energy	47,752	3,289
	Public Service
	Enterprise Group Inc.	100,434	3,264
	PPL Corp.	115,039	3,199
	Edison International	64,733	2,991
	Xcel Energy Inc.	96,924	2,754
	Northeast Utilities	62,357	2,420
	Entergy Corp.	35,035	2,379
	DTE Energy Co.	33,579	1,992
	Wisconsin Energy Corp.	45,742	1,810
	CenterPoint Energy Inc.	84,988	1,757
	ONEOK Inc.	41,224	1,744
*	AES Corp.	127,535	1,636
	Ameren Corp.	48,121	1,614
	NiSource Inc.	56,343	1,395
	CMS Energy Corp.	51,320	1,206

		Market
		Value
	Shares	($000)
Pinnacle West Capital Corp.	21,640	1,120
SCANA Corp.	23,188	1,109
AGL Resources Inc.	23,189	899
Pepco Holdings Inc.	45,155	884
Integrys Energy Group Inc.	15,473	880
* NRG Energy Inc.	44,974	781
TECO Energy Inc.	42,750	772
		91,141
Total Investments (100.1%)
(Cost $1,957,695)		2,446,704
Other Assets and Liabilities (-0.1%)
Other Assets		8,603
Liabilities		(10,194)
		(1,591)
Net Assets (100%)		2,445,113

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,028,213
Overdistributed Net Investment Income	(3,077)
Accumulated Net Realized Losses	(69,032)
Unrealized Appreciation (Depreciation)	489,009
Net Assets	2,445,113

Admiral Shares—Net Assets
Applicable to 35,133,223 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,144,876
Net Asset Value Per Share—
Admiral Shares	$61.05

Institutional Shares—Net Assets
Applicable to 10,106,381 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	300,237
Net Asset Value Per Share—
Institutional Shares	$29.71

See Note A in Notes to Financial Statements.
* Non-income-producing security.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	25,379
Interest[1]	1
Total Income	25,380
Expenses
The Vanguard Group—Note B
Investment Advisory Services	125
Management and Administrative—Admiral Shares	859
Management and Administrative—Institutional Shares	72
Marketing and Distribution—Admiral Shares	274
Marketing and Distribution—Institutional Shares	26
Custodian Fees	23
Shareholders’ Reports—Admiral Shares	8
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	1
Total Expenses	1,388
Net Investment Income	23,992
Realized Net Gain (Loss) on Investment Securities Sold	19,297
Change in Unrealized Appreciation (Depreciation) of Investment Securities	170,099
Net Increase (Decrease) in Net Assets Resulting from Operations	213,388
1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	23,992	45,068
Realized Net Gain (Loss)	19,297	(28,111)
Change in Unrealized Appreciation (Depreciation)	170,099	27,238
Net Increase (Decrease) in Net Assets Resulting from Operations	213,388	44,195
Distributions
Net Investment Income
Investor Shares	—	(2,110)
Admiral Shares	(20,905)	(37,797)
Institutional Shares	(2,923)	(5,052)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(23,828)	(44,959)
Capital Share Transactions
Investor Shares	—	(521,190)
Admiral Shares	(23,937)	418,062
Institutional Shares	11,018	44,908
Net Increase (Decrease) from Capital Share Transactions	(12,919)	(58,220)
Total Increase (Decrease)	176,641	(58,984)
Net Assets
Beginning of Period	2,268,472	2,327,456
End of Period[1]	2,445,113	2,268,472

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,077,000) and ($3,241,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$56.33	$56.31	$49.94	$40.39	$65.69	$63.44
Investment Operations
Net Investment Income	.599	1.104	1.017	1.036	1.212	1.230
Net Realized and Unrealized Gain (Loss)
on Investments	4.717	.018	6.374	9.532	(25.276)	2.245
Total from Investment Operations	5.316	1.122	7.391	10.568	(24.064)	3.475
Distributions
Dividends from Net Investment Income	(.596)	(1.102)	(1.021)	(1.018)	(1.236)	(1.225)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.596)	(1.102)	(1.021)	(1.018)	(1.236)	(1.225)
Net Asset Value, End of Period	$61.05	$56.33	$56.31	$49.94	$40.39	$65.69

Total Return[1]	9.44%	2.00%	14.99%	26.54%	-37.00%	5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,145	$2,001	$1,614	$1,466	$1,203	$2,113
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.15%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.99%	1.93%	1.98%	2.40%	2.19%	1.86%
Portfolio Turnover Rate	4%	6%	6%	38%	8%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$27.41	$27.40	$24.30	$19.65	$31.96	$30.87
Investment Operations
Net Investment Income	.298	.549	.506	.515	.598	.604
Net Realized and Unrealized Gain (Loss)
on Investments	2.298	.009	3.101	4.642	(12.299)	1.089
Total from Investment Operations	2.596	.558	3.607	5.157	(11.701)	1.693
Distributions
Dividends from Net Investment Income	(.296)	(.548)	(.507)	(.507)	(.609)	(.603)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.296)	(.548)	(.507)	(.507)	(.609)	(.603)
Net Asset Value, End of Period	$29.71	$27.41	$27.40	$24.30	$19.65	$31.96

Total Return[1]	9.47%	2.05%	15.04%	26.63%	-36.98%	5.47%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$300	$267	$225	$200	$263	$469
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	2.03%	1.97%	2.02%	2.46%	2.22%	1.88%
Portfolio Turnover Rate	4%	6%	6%	38%	8%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Growth and Income Fund

Notes to Financial Statements

Vanguard Tax-Managed Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $356,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.14% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Growth and Income Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $82,173,000 to offset future net capital gains. Of this amount $49,308,000 may be used to offset future net capital gains through December 31, 2016. Capital losses of $32,865,000 realized beginning in fiscal 2011 may be carried forward indefinitely but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $1,957,695,000. Net unrealized appreciation of investment securities for tax purposes was $489,009,000, consisting of unrealized gains of $730,345,000 on securities that had risen in value since their purchase and $241,336,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $52,293,000 of investment securities and sold $61,960,000 of investment securities, other than temporary cash investments.

Tax-Managed Growth and Income Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	—	—	9,282	325
Issued in Lieu of Cash Distributions	—	—	1,877	65
Redeemed[1,2]	—	—	(532,349)	(18,237)
Net Increase (Decrease)—Investor Shares	—	—	(521,190)	(17,847)
Admiral Shares
Issued[2]	36,074	596	578,240	9,701
Issued in Lieu of Cash Distributions	16,726	274	30,196	537
Redeemed[1]	(76,737)	(1,264)	(190,374)	(3,366)
Net Increase (Decrease)—Admiral Shares	(23,937)	(394)	418,062	6,872
Institutional Shares
Issued	12,260	406	54,768	1,918
Issued in Lieu of Cash Distributions	2,149	72	3,509	128
Redeemed[1]	(3,391)	(118)	(13,369)	(506)
Net Increase (Decrease)—Institutional Shares	11,018	360	44,908	1,540

1 Net of redemption fees for fiscal 2011 of $66,000 (fund totals). Effective April 28, 2011, the redemption fee was eliminated.
2 For fiscal 2011, Investor Shares redeemed and Admiral Shares issued reflect $510,049,000 from the conversion of 17,461,000 Investor Shares to 8,497,000 Admiral Shares at the close of business on May 13, 2011.

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Capital Appreciation Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTCLX	VTCIX
Expense Ratio[1]	0.12%	0.08%
30-Day SEC Yield	1.88%	1.92%

Portfolio Characteristics
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Number of Stocks	622	991	3,694
Median Market Cap $39.8B		$40.2B	$33.1B
Price/Earnings Ratio	15.6x	15.8x	16.1x
Price/Book Ratio	2.1x	2.2x	2.1x
Return on Equity	18.8%	18.7%	18.1%
Earnings Growth Rate	9.7%	9.7%	9.4%
Dividend Yield	1.9%	2.1%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	4%	—	—
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ
		Russell	U.S. Total
		1000	Market
	Fund	Index	Index
Consumer Discretionary 12.2%		11.9%	11.9%
Consumer Staples	10.4	10.2	9.8
Energy	10.2	10.1	10.0
Financials	15.1	15.4	15.9
Health Care	11.9	11.8	12.0
Industrials	10.9	10.8	10.8
Information Technology 19.3		19.1	19.1
Materials	3.9	3.9	3.9
Telecommunication
Services	3.0	3.0	2.9
Utilities	3.1	3.8	3.7

Volatility Measures
		DJ
	Russell	U.S. Total
	1000	Market
	Index	Index
R-Squared	1.00	1.00
Beta	1.01	0.99

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer
	Hardware	3.9%
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.9
Microsoft Corp.	Systems Software	1.6
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
General Electric Co.	Industrial
	Conglomerates	1.6
AT&T Inc.	Integrated
	Telecommunication
	Services	1.6
Chevron Corp.	Integrated Oil &
	Gas	1.6
Johnson & Johnson	Pharmaceuticals	1.4
Procter & Gamble Co.	Household
	Products	1.3
Pfizer Inc.	Pharmaceuticals	1.2
Top Ten		18.7%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Capital Appreciation Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Tax-Managed Capital Appreciation Fund Admiral Shares
Russell 1000 Index

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	9/6/1994	4.02%	0.38%	5.97%
Institutional Shares	2/24/1999	4.06	0.42	6.01

See Financial Highlights for dividend and capital gains information.

Tax-Managed Capital Appreciation Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (12.2%)
	McDonald’s Corp.	306,260	27,113
	Walt Disney Co.	545,936	26,478
*	Amazon.com Inc.	111,190	25,390
	Home Depot Inc.	471,000	24,958
	Comcast Corp. Class A	755,371	24,149
	News Corp. Class A	705,830	15,733
	Starbucks Corp.	250,852	13,375
	Target Corp.	227,300	13,227
	Time Warner Inc.	328,649	12,653
	Lowe’s Cos. Inc.	421,600	11,990
	Ford Motor Co.	1,209,933	11,603
*	DIRECTV Class A	234,909	11,468
	NIKE Inc. Class B	121,600	10,674
	Yum! Brands Inc.	163,460	10,530
	Viacom Inc. Class B	171,033	8,042
	Time Warner Cable Inc.	94,542	7,762
	Johnson Controls Inc.	237,600	6,584
	Coach Inc.	111,500	6,521
	Ross Stores Inc.	96,892	6,053
*	Bed Bath & Beyond Inc.	97,215	6,008
*	Dollar Tree Inc.	107,938	5,807
	McGraw-Hill Cos. Inc.	122,900	5,531
*	Liberty Interactive Corp.
	Class A	291,926	5,193
	Kohl’s Corp.	112,150	5,102
	Marriott International Inc.
	Class A	125,975	4,938
*	AutoZone Inc.	13,300	4,883
*	O’Reilly Automotive Inc.	57,848	4,846
	Starwood Hotels &
	Resorts Worldwide Inc.	89,818	4,764
	Gap Inc.	170,687	4,670
*	Discovery
	Communications Inc.	90,137	4,515
	PetSmart Inc.	65,500	4,466
*	General Motors Co.	223,518	4,408
	Las Vegas Sands Corp.	100,440	4,368

			Market
			Value
		Shares	($000)
	Ralph Lauren Corp. Class A	30,800	4,314
	Darden Restaurants Inc.	83,850	4,245
	CBS Corp. Class B	127,174	4,169
*	Sirius XM Radio Inc.	2,129,000	3,939
*	priceline.com Inc.	5,925	3,937
*	Dollar General Corp.	71,400	3,883
*	BorgWarner Inc.	58,100	3,811
*	NVR Inc.	4,440	3,774
*	Toll Brothers Inc.	125,300	3,725
*	PulteGroup Inc.	347,549	3,719
*	Liberty Global Inc.	75,207	3,591
	Scripps Networks
	Interactive Inc. Class A	62,170	3,535
	TJX Cos. Inc.	79,152	3,398
	PVH Corp.	43,031	3,347
*	CarMax Inc.	128,143	3,324
	Interpublic Group
	of Cos. Inc.	294,400	3,194
	Advance Auto Parts Inc.	46,302	3,159
	Brinker International Inc.	98,650	3,144
	Expedia Inc.	62,306	2,995
	Best Buy Co. Inc.	141,084	2,957
*	TripAdvisor Inc.	62,306	2,784
*	Liberty Media Corp. -
	Liberty Capital Class A	30,877	2,714
	John Wiley & Sons Inc.
	Class A	53,700	2,631
*	Apollo Group Inc. Class A	72,229	2,614
	Hasbro Inc.	77,100	2,611
	Harley-Davidson Inc.	56,800	2,598
	Omnicom Group Inc.	50,600	2,459
*	Mohawk Industries Inc.	34,700	2,423
*	MGM Resorts International	208,690	2,329
	DR Horton Inc.	126,366	2,323
	Gentex Corp.	107,252	2,238
*	AutoNation Inc.	62,525	2,206
	Foot Locker Inc.	70,600	2,159
*	Liberty Global Inc. Class A	42,398	2,104
	International
	Game Technology	129,600	2,041

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Macy’s Inc.	56,800	1,951
	Weight Watchers
	International Inc.	36,200	1,867
	Harman International
	Industries Inc.	43,600	1,727
	DeVry Inc.	55,239	1,711
	Lennar Corp. Class A	54,600	1,688
*	Lamar Advertising Co.
	Class A	56,186	1,607
	Nordstrom Inc.	32,300	1,605
	Virgin Media Inc.	62,269	1,519
	American Eagle
	Outfitters Inc.	66,991	1,322
	Staples Inc.	94,495	1,233
	Aaron’s Inc.	37,182	1,053
*	Sears Holdings Corp.	14,700	878
	Comcast Corp.	26,219	823
	Abercrombie & Fitch Co.	23,300	796
	Cablevision Systems Corp.
	Class A	54,344	722
*	Madison Square Garden Co.
	Class A	13,586	509
*	Hanesbrands Inc.	18,286	507
*	AMC Networks Inc. Class A	13,586	483
	Chico’s FAS Inc.	28,340	421
	Mattel Inc.	12,557	407
	GameStop Corp. Class A	20,430	375
	Wynn Resorts Ltd.	2,000	207
	Lennar Corp. Class B	8,300	199
	Carnival Corp.	5,800	199
	Washington Post Co. Class B	520	194
			476,199
Consumer Staples (10.4%)
	Procter & Gamble Co.	802,178	49,133
	Coca-Cola Co.	572,900	44,795
	Philip Morris
	International Inc.	491,809	42,915
	Wal-Mart Stores Inc.	509,028	35,489
	PepsiCo Inc.	469,139	33,149
	CVS Caremark Corp.	412,754	19,288
	Altria Group Inc.	414,023	14,305
	Costco Wholesale Corp.	146,000	13,870
	Kraft Foods Inc.	348,826	13,472
	Colgate-Palmolive Co.	115,900	12,065
	Walgreen Co.	307,300	9,090
	Archer-Daniels-Midland Co.	243,273	7,181
	Kroger Co.	248,700	5,767
	Estee Lauder Cos. Inc.
	Class A	100,700	5,450
	Hershey Co.	75,300	5,424
*	Monster Beverage Corp.	71,200	5,069
	Brown-Forman Corp.
	Class B	51,646	5,002
	Dr Pepper Snapple
	Group Inc.	114,200	4,996

			Market
			Value
		Shares	($000)
	Clorox Co.	66,120	4,791
	McCormick & Co. Inc.	76,100	4,615
	Church & Dwight Co. Inc.	81,388	4,515
	Coca-Cola Enterprises Inc.	153,000	4,290
*	Constellation Brands Inc.
	Class A	151,500	4,100
	Bunge Ltd.	62,800	3,940
	JM Smucker Co.	49,024	3,702
	Kimberly-Clark Corp.	43,340	3,631
	Mead Johnson Nutrition Co.	42,525	3,424
	General Mills Inc.	88,800	3,422
*	Energizer Holdings Inc.	44,725	3,366
	Tyson Foods Inc. Class A	177,944	3,351
	Campbell Soup Co.	97,400	3,251
	Hormel Foods Corp.	105,200	3,200
*	Smithfield Foods Inc.	145,950	3,157
	Whole Foods Market Inc.	32,840	3,130
	Ingredion Inc.	62,700	3,105
	Safeway Inc.	170,462	3,094
*	Ralcorp Holdings Inc.	45,783	3,056
	Molson Coors Brewing Co.
	Class B	71,900	2,992
*	Dean Foods Co.	163,416	2,783
*	Green Mountain Coffee
	Roasters Inc.	52,509	1,144
	Kellogg Co.	22,800	1,125
	Avon Products Inc.	59,300	961
	Sysco Corp.	17,111	510
	ConAgra Foods Inc.	11,200	290
	Hillshire Brands Co.	8,920	259
	Nu Skin Enterprises Inc.
	Class A	4,600	216
	DE Master Blenders	892	10
			405,890
Energy (10.2%)
	Exxon Mobil Corp.	1,327,064	113,557
	Chevron Corp.	573,638	60,519
	Schlumberger Ltd.	375,599	24,380
	ConocoPhillips	315,926	17,654
	Occidental Petroleum Corp.	190,339	16,325
	Apache Corp.	126,217	11,093
	Anadarko Petroleum Corp.	164,623	10,898
	National Oilwell Varco Inc.	146,541	9,443
	Devon Energy Corp.	145,622	8,445
	EOG Resources Inc.	88,300	7,957
	Williams Cos. Inc.	232,200	6,692
	Baker Hughes Inc.	150,671	6,193
	Noble Energy Inc.	72,000	6,107
*	Phillips 66	157,963	5,251
	Hess Corp.	109,600	4,762
	Pioneer Natural
	Resources Co.	53,737	4,740
*	Cameron International Corp. 109,002		4,655
*	Southwestern Energy Co.	145,700	4,652
	Range Resources Corp.	72,800	4,504

15

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Halliburton Co.	158,200	4,491
	Valero Energy Corp.	182,480	4,407
	Cabot Oil & Gas Corp.	108,670	4,282
*	FMC Technologies Inc.	107,100	4,202
	EQT Corp.	67,900	3,641
	QEP Resources Inc.	103,165	3,092
*	Concho Resources Inc.	35,300	3,005
*	Denbury Resources Inc.	184,776	2,792
*	Rowan Cos. plc Class A	85,600	2,767
*	Dresser-Rand Group Inc.	61,355	2,733
	Peabody Energy Corp.	108,100	2,651
*	Continental Resources Inc.	39,400	2,625
	Energen Corp.	56,100	2,532
	Helmerich & Payne Inc.	57,980	2,521
	Cimarex Energy Co.	43,499	2,398
	Marathon Oil Corp.	92,900	2,375
*	Plains Exploration &
	Production Co.	66,760	2,349
	Diamond Offshore
	Drilling Inc.	39,700	2,347
	SM Energy Co.	43,156	2,119
	Marathon Petroleum Corp.	46,450	2,087
*	Newfield Exploration Co.	66,098	1,937
*	SandRidge Energy Inc.	262,914	1,759
*	WPX Energy Inc.	77,400	1,252
	CONSOL Energy Inc.	33,900	1,025
*	Nabors Industries Ltd.	67,300	969
*	Tesoro Corp.	26,500	661
*	Unit Corp.	12,800	472
	Chesapeake Energy Corp.	25,211	469
	Patterson-UTI Energy Inc.	21,200	309
*	Ultra Petroleum Corp.	12,870	297
	Kinder Morgan Inc.	8,193	264
*	Superior Energy
	Services Inc.	1,048	21
			396,678
Financials (15.1%)
*	Berkshire Hathaway Inc.
	Class B	523,945	43,660
	Wells Fargo & Co.	1,236,508	41,349
	JPMorgan Chase & Co.	1,126,421	40,247
	Bank of America Corp.	2,583,633	21,134
	American Express Co.	323,300	18,819
	Citigroup Inc.	681,300	18,674
	Simon Property Group Inc.	98,448	15,324
	Goldman Sachs Group Inc.	139,830	13,404
	US Bancorp	392,700	12,629
	American
	Tower Corporation	145,800	10,193
	State Street Corp.	191,478	8,548
	Public Storage	55,200	7,971
	Prudential Financial Inc.	161,904	7,841
	Discover Financial Services	215,100	7,438
	Aflac Inc.	172,500	7,347
	Equity Residential	115,600	7,209

			Market
			Value
		Shares	($000)
	Boston Properties Inc.	60,200	6,524
	Travelers Cos. Inc.	101,877	6,504
	Franklin Resources Inc.	58,200	6,460
	Capital One Financial Corp.	117,800	6,439
	T. Rowe Price Group Inc.	92,978	5,854
	Progressive Corp.	276,700	5,764
	Loews Corp.	138,908	5,683
	AvalonBay Communities Inc.	38,375	5,429
	MetLife Inc.	175,820	5,424
	SunTrust Banks Inc.	216,990	5,258
	Host Hotels & Resorts Inc.	328,172	5,192
	Ameriprise Financial Inc.	98,860	5,166
	Fifth Third Bancorp	368,920	4,944
	Charles Schwab Corp.	377,200	4,877
	General Growth
	Properties Inc.	252,757	4,572
*	CIT Group Inc.	114,835	4,093
	SL Green Realty Corp.	50,810	4,077
	CME Group Inc.	14,701	3,941
	M&T Bank Corp.	46,286	3,822
*	American International
	Group Inc.	115,680	3,712
*	Affiliated Managers
	Group Inc.	33,850	3,705
	WR Berkley Corp.	94,897	3,693
	Bank of New York
	Mellon Corp.	167,906	3,686
*	Arch Capital Group Ltd.	92,500	3,671
*	Alleghany Corp.	10,759	3,655
	PNC Financial Services
	Group Inc.	59,631	3,644
	Plum Creek Timber Co. Inc.	91,500	3,633
	Allstate Corp.	102,300	3,590
	KeyCorp	457,769	3,543
*	CBRE Group Inc. Class A	215,090	3,519
*	Markel Corp.	7,930	3,503
	Morgan Stanley	238,900	3,486
	Torchmark Corp.	68,650	3,470
	East West Bancorp Inc.	145,700	3,418
	Taubman Centers Inc.	43,500	3,356
	Lincoln National Corp.	150,986	3,302
*	American Capital Ltd.	323,503	3,258
	Brown & Brown Inc.	118,600	3,234
	White Mountains
	Insurance Group Ltd.	6,191	3,230
	Unum Group	166,800	3,191
	DDR Corp.	216,364	3,168
	Principal Financial Group Inc.	120,400	3,158
	Reinsurance Group
	of America Inc. Class A	58,819	3,130
	Raymond James
	Financial Inc.	89,650	3,070
*	First Republic Bank	90,257	3,033
	TD Ameritrade Holding Corp.	174,400	2,965
	Hospitality Properties Trust	119,270	2,954

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Douglas Emmett Inc.	127,273	2,940
	Apartment Investment
	& Management Co.
	Class A	108,443	2,931
	HCC Insurance Holdings Inc.	91,600	2,876
	Camden Property Trust	42,400	2,869
	Jones Lang LaSalle Inc.	40,577	2,855
	Equity Lifestyle
	Properties Inc.	40,500	2,793
*	Popular Inc.	165,844	2,755
	Cullen/Frost Bankers Inc.	47,600	2,736
*	Forest City Enterprises Inc.
	Class A	183,891	2,685
	Zions Bancorporation	136,284	2,647
	Assurant Inc.	75,300	2,623
	Alexandria Real Estate
	Equities Inc.	35,930	2,613
	NASDAQ OMX Group Inc.	114,892	2,605
	Moody’s Corp.	70,100	2,562
*	MBIA Inc.	235,700	2,548
	Commerce Bancshares Inc.	66,871	2,534
	Leucadia National Corp.	116,219	2,472
*	Howard Hughes Corp.	39,999	2,466
	SEI Investments Co.	123,770	2,462
	BlackRock Inc.	14,450	2,454
*	St. Joe Co.	147,091	2,325
	Eaton Vance Corp.	86,202	2,323
*	TFS Financial Corp.	235,775	2,252
	Associated Banc-Corp	170,670	2,251
	Chubb Corp.	30,900	2,250
	BOK Financial Corp.	38,571	2,245
	Retail Properties
	of America Inc.	226,600	2,203
	Digital Realty Trust Inc.	28,440	2,135
	City National Corp.	42,000	2,040
	People’s United
	Financial Inc.	174,014	2,020
	First Horizon National Corp.	227,345	1,967
	Hanover Insurance
	Group Inc.	49,600	1,941
	SLM Corp.	123,245	1,936
	CNA Financial Corp.	69,500	1,927
	StanCorp Financial Group Inc.	50,600	1,880
	BB&T Corp.	53,000	1,635
*	IntercontinentalExchange Inc.	11,907	1,619
	First Citizens
	BancShares Inc. Class A	9,642	1,607
	Hudson City Bancorp Inc.	251,902	1,605
	Northern Trust Corp.	34,773	1,600
	Janus Capital Group Inc.	203,766	1,593
	Prologis Inc.	44,814	1,489
	Lazard Ltd. Class A	55,686	1,447
	ACE Ltd.	18,102	1,342
	American Financial
	Group Inc.	32,200	1,263

			Market
			Value
		Shares	($000)
	Legg Mason Inc.	47,500	1,253
	Hartford Financial
	Services Group Inc.	64,184	1,132
	New York Community
	Bancorp Inc.	86,400	1,083
	BRE Properties Inc.	21,500	1,075
*	Signature Bank	15,300	933
	Bank of Hawaii Corp.	20,100	924
	Federal Realty
	Investment Trust	8,200	854
	Aon plc	16,400	767
	Interactive Brokers
	Group Inc.	51,335	756
*	E*TRADE Financial Corp.	74,916	602
*	Genworth Financial Inc.
	Class A	96,700	547
	Invesco Ltd.	12,010	271
	Essex Property Trust Inc.	300	46
			587,351
Health Care (11.9%)
	Johnson & Johnson	801,298	54,136
	Pfizer Inc.	2,052,484	47,207
	Merck & Co. Inc.	790,626	33,009
	Abbott Laboratories	407,600	26,278
	UnitedHealth Group Inc.	328,662	19,227
	Amgen Inc.	234,487	17,127
*	Express Scripts
	Holding Co.	266,995	14,906
*	Gilead Sciences Inc.	256,600	13,158
*	Biogen Idec Inc.	82,861	11,963
	Bristol-Myers Squibb Co.	327,241	11,764
	Medtronic Inc.	263,600	10,209
	Allergan Inc.	108,530	10,047
*	Celgene Corp.	153,819	9,869
	WellPoint Inc.	124,216	7,924
	Thermo Fisher
	Scientific Inc.	147,706	7,667
	McKesson Corp.	73,424	6,883
	Baxter International Inc.	127,341	6,768
	Eli Lilly & Co.	155,695	6,681
	Cardinal Health Inc.	145,512	6,111
	Becton Dickinson and Co.	80,600	6,025
	Stryker Corp.	109,200	6,017
	Agilent Technologies Inc.	151,706	5,953
	Humana Inc.	72,800	5,638
	St. Jude Medical Inc.	139,832	5,581
	Aetna Inc.	138,944	5,387
	Perrigo Co.	44,840	5,288
	Zimmer Holdings Inc.	81,170	5,224
	Cigna Corp.	118,300	5,205
*	Forest Laboratories Inc.	143,600	5,024
	AmerisourceBergen Corp.
	Class A	127,300	5,009
*	Laboratory Corp.
	of America Holdings	51,900	4,806

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
*	Watson
	Pharmaceuticals Inc.	63,683	4,712
*	Mylan Inc.	218,137	4,662
	Quest Diagnostics Inc.	72,800	4,361
*	Henry Schein Inc.	55,100	4,325
*	Life Technologies Corp.	95,435	4,294
*	Waters Corp.	50,250	3,993
*	Hospira Inc.	104,140	3,643
	DENTSPLY
	International Inc.	93,300	3,528
*	Mettler-Toledo
	International Inc.	22,100	3,444
*	Amylin Pharmaceuticals Inc.	117,875	3,328
	CR Bard Inc.	29,300	3,148
*	Endo Health Solutions Inc.	95,447	2,957
	Universal Health
	Services Inc. Class B	67,400	2,909
	PerkinElmer Inc.	106,204	2,740
	Lincare Holdings Inc.	78,950	2,686
	Coventry Health Care Inc.	81,025	2,576
	Patterson Cos. Inc.	73,530	2,534
*	CareFusion Corp.	97,796	2,511
	Teleflex Inc.	37,000	2,254
	Covidien plc	33,900	1,814
*	Health Net Inc.	74,200	1,801
*	Varian Medical Systems Inc.	28,200	1,714
*	Vertex Pharmaceuticals Inc.	28,588	1,599
	Omnicare Inc.	40,900	1,277
*	Boston Scientific Corp.	205,500	1,165
*	Warner Chilcott plc Class A	24,818	445
*	Intuitive Surgical Inc.	630	349
	Cooper Cos. Inc.	3,600	287
*	DaVita Inc.	2,200	216
	Techne Corp.	2,000	148
			461,511
Industrials (10.9%)
	General Electric Co.	2,917,272	60,796
	United Technologies Corp.	280,100	21,156
	Boeing Co.	236,770	17,592
	Union Pacific Corp.	123,914	14,784
	3M Co.	154,200	13,816
	United Parcel Service Inc.
	Class B	147,300	11,601
	Caterpillar Inc.	128,820	10,938
	FedEx Corp.	110,700	10,141
	Danaher Corp.	194,200	10,114
	Norfolk Southern Corp.	125,650	9,018
	CSX Corp.	398,800	8,917
	Illinois Tool Works Inc.	163,500	8,648
	Precision Castparts Corp.	52,100	8,570
	Deere & Co.	104,800	8,475
	General Dynamics Corp.	124,400	8,205
	Honeywell International Inc.	131,400	7,337
	Cummins Inc.	75,400	7,307
	Emerson Electric Co.	142,400	6,633

			Market
			Value
		Shares	($000)
	PACCAR Inc.	142,910	5,601
	Parker Hannifin Corp.	67,500	5,189
	WW Grainger Inc.	27,000	5,163
	Fastenal Co.	126,000	5,079
	Raytheon Co.	88,118	4,987
	Roper Industries Inc.	49,600	4,890
	Waste Management Inc.	140,297	4,686
	Northrop Grumman Corp.	72,268	4,610
*	Stericycle Inc.	48,408	4,438
	AMETEK Inc.	88,650	4,425
	CH Robinson Worldwide Inc.	74,090	4,337
	Fluor Corp.	81,200	4,006
	L-3 Communications
	Holdings Inc.	54,000	3,997
	Expeditors International
	of Washington Inc.	101,061	3,916
*	Quanta Services Inc.	159,348	3,836
	Pall Corp.	69,300	3,798
	Flowserve Corp.	33,000	3,787
	Equifax Inc.	81,200	3,784
	JB Hunt Transport
	Services Inc.	63,096	3,761
	Rockwell Collins Inc.	73,700	3,637
*	Jacobs Engineering
	Group Inc.	91,366	3,459
	Donaldson Co. Inc.	103,200	3,444
	Southwest Airlines Co.	351,687	3,243
	Carlisle Cos. Inc.	56,500	2,996
	Joy Global Inc.	52,500	2,978
*	WABCO Holdings Inc.	56,041	2,966
	Toro Co.	40,100	2,939
	Valmont Industries Inc.	23,637	2,859
*	Owens Corning	99,837	2,849
	Landstar System Inc.	54,289	2,808
	IDEX Corp.	71,845	2,801
	Wabtec Corp.	35,800	2,793
	MSC Industrial
	Direct Co. Inc. Class A	41,700	2,733
	Cintas Corp.	70,766	2,732
*	Huntington Ingalls
	Industries Inc.	65,905	2,652
	Dun & Bradstreet Corp.	36,200	2,576
*	Verisk Analytics Inc. Class A	51,500	2,537
	Robert Half International Inc.	87,500	2,500
*	Navistar International Corp.	88,034	2,498
	SPX Corp.	37,400	2,443
	Lockheed Martin Corp.	28,020	2,440
*	CNH Global NV	58,469	2,272
*	Oshkosh Corp.	106,357	2,228
	KBR Inc.	89,249	2,205
	Xylem Inc.	87,100	2,192
	Manpower Inc.	54,600	2,001
	Iron Mountain Inc.	57,536	1,896
*	Terex Corp.	99,066	1,766
*	TransDigm Group Inc.	13,034	1,750

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Stanley Black & Decker Inc.	26,745	1,721
	Con-way Inc.	46,800	1,690
	Alliant Techsystems Inc.	33,100	1,674
	Lennox International Inc.	35,090	1,636
	Textron Inc.	61,020	1,518
	Tyco International Ltd.	25,300	1,337
	Graco Inc.	27,658	1,274
	UTi Worldwide Inc.	77,587	1,134
	Gardner Denver Inc.	19,846	1,050
	Exelis Inc.	87,100	859
	ITT Corp.	43,550	766
	Manitowoc Co. Inc.	62,200	728
	Republic Services Inc.
	Class A	19,512	516
*	AGCO Corp.	10,600	485
*	Babcock & Wilcox Co.	10,920	268
*	KAR Auction Services Inc.	10,953	188
	Ryder System Inc.	3,600	130
*	Fortune Brands Home
	& Security Inc.	2,546	57
			424,562
Information Technology (19.3%)
*	Apple Inc.	263,100	153,650
	Microsoft Corp.	2,063,000	63,107
	International Business
	Machines Corp.	315,858	61,776
*	Google Inc. Class A	76,058	44,119
	Intel Corp.	1,303,330	34,734
	Oracle Corp.	1,143,334	33,957
	Cisco Systems Inc.	1,637,600	28,118
	QUALCOMM Inc.	415,720	23,147
	Visa Inc. Class A	157,298	19,447
*	EMC Corp.	661,500	16,954
*	eBay Inc.	376,518	15,818
	Mastercard Inc. Class A	35,440	15,243
	Hewlett-Packard Co.	632,423	12,718
	Texas Instruments Inc.	389,800	11,183
*	Yahoo! Inc.	497,420	7,874
	Intuit Inc.	124,760	7,405
*	Cognizant Technology
	Solutions Corp. Class A	119,097	7,146
*	Adobe Systems Inc.	213,200	6,901
	Broadcom Corp. Class A	203,950	6,894
*	Citrix Systems Inc.	80,756	6,779
	Corning Inc.	504,200	6,519
*	Teradata Corp.	82,574	5,946
	Accenture plc Class A	88,713	5,331
*	Dell Inc.	415,500	5,202
	CA Inc.	191,266	5,181
*	Fiserv Inc.	70,050	5,059
	Western Union Co.	298,095	5,020
*	Symantec Corp.	339,351	4,958
	Applied Materials Inc.	417,500	4,785
	Altera Corp.	140,647	4,759
	Xerox Corp.	577,604	4,546

			Market
			Value
		Shares	($000)
	KLA-Tencor Corp.	90,600	4,462
	Analog Devices Inc.	118,166	4,451
	Fidelity National Information
	Services Inc.	130,478	4,447
*	NetApp Inc.	137,963	4,390
	Amphenol Corp. Class A	79,800	4,383
*	Autodesk Inc.	123,488	4,321
*	BMC Software Inc.	96,266	4,109
	Linear Technology Corp.	124,200	3,891
*	NVIDIA Corp.	255,244	3,527
*	Western Digital Corp.	114,100	3,478
*	Lam Research Corp.	91,845	3,466
*	Avnet Inc.	105,400	3,253
*	Synopsys Inc.	108,990	3,208
	Global Payments Inc.	69,217	2,992
*	Cadence Design
	Systems Inc.	258,160	2,837
*	AOL Inc.	98,840	2,775
*	Arrow Electronics Inc.	84,500	2,772
*	LSI Corp.	428,628	2,730
*	CoreLogic Inc.	147,500	2,701
*	Tech Data Corp.	55,510	2,674
	Automatic Data
	Processing Inc.	47,100	2,622
*	Compuware Corp.	276,640	2,570
	Xilinx Inc.	71,336	2,395
	Motorola Solutions Inc.	49,604	2,386
	DST Systems Inc.	42,800	2,324
*	NCR Corp.	99,574	2,263
*	Ingram Micro Inc.	125,000	2,184
	Microchip Technology Inc.	65,100	2,154
*	Fairchild Semiconductor
	International Inc. Class A	147,958	2,086
*	Zynga Inc. Class A	382,800	2,082
	Computer Sciences Corp.	78,900	1,958
*	Juniper Networks Inc.	119,000	1,941
	Total System Services Inc.	74,759	1,789
*	Atmel Corp.	248,700	1,666
*	Teradyne Inc.	110,200	1,549
	Lender Processing
	Services Inc.	61,250	1,548
	Lexmark International Inc.
	Class A	50,300	1,337
*	Alliance Data Systems Corp.	9,600	1,296
	Broadridge Financial
	Solutions Inc.	58,725	1,249
	IAC/InterActiveCorp	24,515	1,118
*	Electronic Arts Inc.	90,200	1,114
*	Zebra Technologies Corp.	27,257	937
	Solera Holdings Inc.	22,096	923
	Molex Inc.	24,751	593
*	Advanced Micro Devices Inc.	81,100	465
	Activision Blizzard Inc.	32,800	393
*	Micron Technology Inc.	56,400	356
*	Salesforce.com Inc.	1,400	194

Tax-Managed Capital Appreciation Fund

			Market
			Value
		Shares	($000)
	Harris Corp.	4,300	180
*	VeriSign Inc.	2,305	100
			748,915
Materials (3.9%)
	Praxair Inc.	105,400	11,460
	Freeport-McMoRan Copper
	& Gold Inc.	294,908	10,048
	EI du Pont de Nemours
	& Co.	160,300	8,106
	Newmont Mining Corp.	164,386	7,974
	Ecolab Inc.	109,138	7,479
	Monsanto Co.	82,434	6,824
	CF Industries Holdings Inc.	30,200	5,851
	LyondellBasell
	Industries NV Class A	140,900	5,674
	Dow Chemical Co.	178,640	5,627
	Nucor Corp.	129,600	4,912
	Sigma-Aldrich Corp.	63,400	4,687
	FMC Corp.	78,000	4,172
	Airgas Inc.	48,100	4,041
	Mosaic Co.	71,400	3,910
	Ball Corp.	91,200	3,744
	Albemarle Corp.	60,400	3,602
*	Crown Holdings Inc.	103,000	3,553
	Solutia Inc.	117,550	3,297
*	WR Grace & Co.	62,089	3,132
*	Owens-Illinois Inc.	150,280	2,881
	Celanese Corp. Class A	82,811	2,867
*	Allied Nevada Gold Corp.	99,213	2,816
	Rockwood Holdings Inc.	62,760	2,783
	Cytec Industries Inc.	46,300	2,715
*	Molycorp Inc.	117,800	2,539
*	Intrepid Potash Inc.	111,125	2,529
	Martin Marietta Materials Inc.	30,600	2,412
	Reliance Steel
	& Aluminum Co.	46,300	2,338
	Cliffs Natural Resources Inc.	42,761	2,108
	Scotts Miracle-Gro Co.
	Class A	51,099	2,101
	Allegheny Technologies Inc.	60,900	1,942
	Vulcan Materials Co.	41,800	1,660
	Sealed Air Corp.	106,072	1,638
	United States Steel Corp.	79,356	1,635
	Royal Gold Inc.	20,686	1,622
	Titanium Metals Corp.	139,110	1,573
	Valspar Corp.	23,400	1,228
	International Paper Co.	35,900	1,038
	Packaging Corp. of America	26,600	751
	Southern Copper Corp.	21,224	669
	Walter Energy Inc.	11,780	520
	Air Products & Chemicals Inc.	5,700	460
*	Tahoe Resources Inc.	27,000	375
			151,293

			Market
			Value
		Shares	($000)
Telecommunication Services (3.0%)
	AT&T Inc.	1,702,979	60,728
	Verizon
	Communications Inc.	711,342	31,612
*	Crown Castle
	International Corp.	124,900	7,327
*	Sprint Nextel Corp.	1,404,038	4,577
*	SBA Communications Corp.
	Class A	72,050	4,111
	CenturyLink Inc.	94,364	3,726
*	United States Cellular Corp.	44,516	1,719
	Telephone & Data
	Systems Inc.	80,594	1,716
*	Level 3
	Communications Inc.	58,413	1,294
	Frontier
	Communications Corp.	126,223	483
			117,293
Utilities (3.1%)
	NextEra Energy Inc.	122,451	8,426
	Sempra Energy	100,036	6,890
	Exelon Corp.	182,000	6,847
	FirstEnergy Corp.	137,900	6,783
	PG&E Corp.	145,600	6,591
	Edison International	142,500	6,584
	Northeast Utilities	149,399	5,798
	Southern Co.	124,900	5,783
	Entergy Corp.	77,000	5,228
	Wisconsin Energy Corp.	125,000	4,946
*	AES Corp.	359,398	4,611
	CenterPoint Energy Inc.	213,800	4,419
	CMS Energy Corp.	173,986	4,089
*	Calpine Corp.	236,180	3,899
	Duke Energy Corp.	163,592	3,772
	Dominion Resources Inc.	67,086	3,623
	SCANA Corp.	74,200	3,550
	NV Energy Inc.	201,083	3,535
	Integrys Energy Group Inc.	61,481	3,496
*	NRG Energy Inc.	198,906	3,453
	American Water Works
	Co. Inc.	87,200	2,989
	MDU Resources Group Inc.	137,050	2,962
	ITC Holdings Corp.	40,293	2,777
	Aqua America Inc.	107,583	2,685
	Questar Corp.	115,800	2,416
	Public Service Enterprise
	Group Inc.	69,800	2,269
	UGI Corp.	34,466	1,014
	National Fuel Gas Co.	19,487	916
	NiSource Inc.	35,920	889
	American Electric Power
	Co. Inc.	9,300	371
			121,611
Total Common Stocks
(Cost $2,773,506)			3,891,303

Tax-Managed Capital Appreciation Fund

		Market
		Value
	Shares	($000)
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market
Liquidity Fund, 0.148%
(Cost $4,240)	4,239,720	4,240
Total Investments (100.1%)
(Cost $2,777,746)		3,895,543
Other Assets and Liabilities (-0.1%)
Other Assets		5,572
Liabilities		(9,406)
		(3,834)
Net Assets (100%)		3,891,709

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	2,757,938
Undistributed Net Investment Income	27,893
Accumulated Net Realized Losses	(11,919)
Unrealized Appreciation (Depreciation)	1,117,797
Net Assets	3,891,709

Admiral Shares—Net Assets
Applicable to 52,403,432 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,569,651
Net Asset Value Per Share—
Admiral Shares	$68.12

Institutional Shares—Net Assets
Applicable to 9,513,730 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	322,058
Net Asset Value Per Share—
Institutional Shares	$33.85

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends	35,336
Interest[1]	2
Total Income	35,338
Expenses
The Vanguard Group—Note B
Investment Advisory Services	170
Management and Administrative—Admiral Shares	1,515
Management and Administrative—Institutional Shares	86
Marketing and Distribution—Admiral Shares	414
Marketing and Distribution—Institutional Shares	26
Custodian Fees	24
Shareholders’ Reports—Admiral Shares	11
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	2
Total Expenses	2,248
Net Investment Income	33,090
Realized Net Gain (Loss) on Investment Securities Sold	33,770
Change in Unrealized Appreciation (Depreciation) of Investment Securities	267,145
Net Increase (Decrease) in Net Assets Resulting from Operations	334,005
1 Interest income from an affiliated company of the fund was $2,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	33,090	61,585
Realized Net Gain (Loss)	33,770	91,977
Change in Unrealized Appreciation (Depreciation)	267,145	(101,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	334,005	52,502
Distributions
Net Investment Income
Investor Shares	—	(76)
Admiral Shares	(694)	(55,947)
Institutional Shares	(70)	(5,254)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(764)	(61,277)
Capital Share Transactions
Investor Shares	—	(632,954)
Admiral Shares	(40,825)	497,531
Institutional Shares	(8,063)	20,879
Net Increase (Decrease) from Capital Share Transactions	(48,888)	(114,544)
Total Increase (Decrease)	284,353	(123,319)
Net Assets
Beginning of Period	3,607,356	3,730,675
End of Period[1]	3,891,709	3,607,356
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $27,893,000 and ($4,433,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$62.36	$62.56	$54.72	$43.04	$70.70	$67.68
Investment Operations
Net Investment Income	.578	1.072	.915	.855	1.040	1.113
Net Realized and Unrealized Gain (Loss)
on Investments	5.195	(.202)	7.849	11.673	(27.656)	3.026
Total from Investment Operations	5.773	.870	8.764	12.528	(26.616)	4.139
Distributions
Dividends from Net Investment Income	(.013)	(1.070)	(.924)	(.848)	(1.044)	(1.119)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.013)	(1.070)	(.924)	(.848)	(1.044)	(1.119)
Net Asset Value, End of Period	$68.12	$62.36	$62.56	$54.72	$43.04	$70.70

Total Return[1]	9.26%	1.38%	16.02%	29.11%	-37.58%	6.11%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,570	$3,305	$2,860	$2,526	$2,045	$3,283
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.12%	0.15%	0.10%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.71%	1.65%	1.59%	1.80%	1.72%	1.57%
Portfolio Turnover Rate	4%	2%	7%	26%	8%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$30.98	$31.09	$27.19	$21.38	$35.13	$33.63
Investment Operations
Net Investment Income	.287	.548	.466	.439	.525	.551
Net Realized and Unrealized Gain (Loss)
on Investments	2.590	(.113)	3.905	5.806	(13.748)	1.513
Total from Investment Operations	2.877	.435	4.371	6.245	(13.223)	2.064
Distributions
Dividends from Net Investment Income	(.007)	(.545)	(.471)	(.435)	(.527)	(.564)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.007)	(.545)	(.471)	(.435)	(.527)	(.564)
Net Asset Value, End of Period	$33.85	$30.98	$31.09	$27.19	$21.38	$35.13

Total Return[1]	9.29%	1.39%	16.08%	29.21%	-37.57%	6.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$322	$302	$282	$225	$185	$291
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.07%	0.07%
Ratio of Net Investment Income to
Average Net Assets	1.75%	1.69%	1.63%	1.86%	1.75%	1.59%
Portfolio Turnover Rate	4%	2%	7%	26%	8%	5%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Capital Appreciation Fund

Notes to Financial Statements

Vanguard Tax-Managed Capital Appreciation Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $568,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Capital Appreciation Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $45,689,000 to offset future net capital gains through December 31, 2018. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $2,777,746,000. Net unrealized appreciation of investment securities for tax purposes was $1,117,797,000, consisting of unrealized gains of $1,290,863,000 on securities that had risen in value since their purchase and $173,066,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $74,371,000 of investment securities and sold $90,175,000 of investment securities, other than temporary cash investments.

Tax-Managed Capital Appreciation Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	—	—	19,204	593
Issued in Lieu of Cash Distributions	—	—	66	2
Redeemed[1,2]	—	—	(652,224)	(19,543)
Net Increase (Decrease)—Investor Shares	—	—	(632,954)	(18,948)
Admiral Shares
Issued[2]	71,585	1,062	754,793	11,363
Issued in Lieu of Cash Distributions	539	8	44,170	704
Redeemed[1]	(112,949)	(1,673)	(301,432)	(4,772)
Net Increase (Decrease)—Admiral Shares	(40,825)	(603)	497,531	7,295
Institutional Shares
Issued	6,199	179	33,090	1,065
Issued in Lieu of Cash Distributions	41	1	3,139	101
Redeemed[1]	(14,303)	(410)	(15,350)	(486)
Net Increase (Decrease)—Institutional Shares	(8,063)	(230)	20,879	680

1 Net of redemption fees for fiscal 2011 of $112,000 (fund totals). Effective April 28, 2011, the redemption fee was eliminated.
2 For fiscal 2011, Investor Shares redeemed and Admiral Shares issued reflect $624,890,000 from the conversion of 18,707,000 Investor Shares to 9,293,000 Admiral Shares at the close of business on May 13, 2011.

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

Tax-Managed Small-Cap Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
	Admiral	Institutional
	Shares	Shares
Ticker Symbol	VTMSX	VTSIX
Expense Ratio[1]	0.13%	0.09%
30-Day SEC Yield	1.12%	1.16%

Portfolio Characteristics
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund 600 Index		Index
Number of Stocks	602	600	3,694
Median Market Cap	$1.2B	$1.2B	$33.1B
Price/Earnings Ratio	20.0x	20.6x	16.1x
Price/Book Ratio	1.8x	1.8x	2.1x
Return on Equity	10.5%	10.3%	18.1%
Earnings Growth Rate	5.8%	5.3%	9.4%
Dividend Yield	1.1%	1.3%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate
(Annualized)	46%	—	—
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
			DJ
		S&P	U.S. Total
		SmallCap	Market
	Fund 600 Index		Index
Consumer Discretionary 15.4%		15.4%	11.9%
Consumer Staples	4.7	4.7	9.8
Energy	4.0	4.0	10.0
Financials	19.9	20.1	15.9
Health Care	11.5	11.4	12.0
Industrials	15.4	15.3	10.8
Information Technology 18.5		18.6	19.1
Materials	5.7	5.6	3.9
Telecommunication
Services	0.6	0.6	2.9
Utilities	4.3	4.3	3.7

Volatility Measures
		DJ
		U.S. Total
	S&P SmallCap	Market
	600 Index	Index
R-Squared	1.00	0.91
Beta	1.00	1.17

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Questcor
Pharmaceuticals Inc.	Pharmaceuticals	0.7%
Salix Pharmaceuticals
Ltd.	Pharmaceuticals	0.7
ProAssurance Corp.	Property & Casualty
	Insurance	0.6
United Natural Foods
Inc.	Food Distributors	0.6
Hain Celestial Group Inc.	Packaged Foods &
	Meats	0.5
Cubist Pharmaceuticals
Inc.	Biotechnology	0.5
Align Technology Inc.	Health Care
	Supplies	0.5
Piedmont Natural Gas
Co. Inc.	Gas Utilities	0.5
Teledyne Technologies	Aerospace &
Inc.	Defense	0.5
Casey's General Stores
Inc.	Food Retail	0.5
Top Ten		5.6%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.12% for Admiral Shares and 0.08% for Institutional Shares.

Tax-Managed Small-Cap Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Tax-Managed Small-Cap Fund Admiral Shares
S&P SmallCap 600 Index

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	3/25/1999	1.44%	2.03%	7.95%
Institutional Shares	4/21/1999	1.47	2.10	8.01

See Financial Highlights for dividend and capital gains information.

Tax-Managed Small-Cap Fund

Financial Statements (unaudited)

Statement of Net Assets
As of June 30, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Consumer Discretionary (15.4%)
*	Coinstar Inc.	140,959	9,678
	Brunswick Corp.	402,060	8,934
	Pool Corp.	213,739	8,648
	Wolverine World Wide Inc.	219,073	8,496
*	Cabela’s Inc.	196,414	7,426
*	Vitamin Shoppe Inc.	132,449	7,275
*	Buffalo Wild Wings Inc.	83,281	7,215
*	Hibbett Sports Inc.	118,214	6,822
*	Genesco Inc.	109,877	6,609
*	Crocs Inc.	407,429	6,580
	Cracker Barrel Old Country
	Store Inc.	104,283	6,549
	Men’s Wearhouse Inc.	229,198	6,450
*	Live Nation
	Entertainment Inc.	668,180	6,134
*	Steven Madden Ltd.	177,536	5,637
*	Iconix Brand Group Inc.	319,120	5,575
*	Jack in the Box Inc.	199,870	5,572
*	Children’s Place Retail
	Stores Inc.	109,178	5,440
*	Jos A Bank Clothiers Inc.	126,181	5,358
*	Select Comfort Corp.	256,031	5,356
*	Fifth & Pacific Cos. Inc.	489,385	5,251
	Hillenbrand Inc.	283,176	5,205
	Ryland Group Inc.	201,742	5,161
	Texas Roadhouse Inc.
	Class A	270,021	4,977
	Finish Line Inc. Class A	235,364	4,921
	Buckle Inc.	123,051	4,869
*	Helen of Troy Ltd.	143,425	4,861
	Group 1 Automotive Inc.	102,940	4,695
	Monro Muffler Brake Inc.	139,951	4,652
*	Meritage Homes Corp.	127,896	4,341
*	Lumber Liquidators
	Holdings Inc.	123,886	4,186
*	BJ’s Restaurants Inc.	110,079	4,183
	Arbitron Inc.	119,049	4,167
	Cato Corp. Class A	131,274	3,999

			Market
			Value
		Shares	($000)
*	Zumiez Inc.	99,052	3,922
*	Papa John’s
	International Inc.	81,487	3,876
*	Marriott Vacations
	Worldwide Corp.	122,454	3,794
*	Peet’s Coffee & Tea Inc.	59,651	3,581
	Sturm Ruger & Co. Inc.	86,804	3,485
*	Shuffle Master Inc.	249,186	3,439
	Interval Leisure Group Inc.	180,760	3,436
*	Skechers U.S.A. Inc.
	Class A	168,051	3,423
	True Religion Apparel Inc.	115,491	3,347
*	DineEquity Inc.	70,631	3,153
	CEC Entertainment Inc.	82,056	2,984
*	La-Z-Boy Inc.	234,877	2,887
*	Standard Pacific Corp.	458,659	2,839
	Oxford Industries Inc.	62,931	2,813
*	iRobot Corp.	123,890	2,744
*	Pinnacle Entertainment Inc.	281,699	2,710
*	American Public
	Education Inc.	81,135	2,596
	Fred’s Inc. Class A	167,250	2,557
	Stage Stores Inc.	138,437	2,536
*	Biglari Holdings Inc.	6,501	2,512
	Brown Shoe Co. Inc.	190,862	2,464
*	Drew Industries Inc.	86,050	2,397
	Pep Boys-Manny
	Moe & Jack	240,350	2,379
	Ethan Allen Interiors Inc.	117,873	2,349
	American Greetings Corp.
	Class A	158,895	2,323
	Lithia Motors Inc. Class A	97,847	2,255
*	Capella Education Co.	62,315	2,166
	Sonic Automotive Inc.
	Class A	157,958	2,159
*	Maidenform Brands Inc.	106,743	2,126
*	Arctic Cat Inc.	57,640	2,107
*	OfficeMax Inc.	391,843	1,983
	Movado Group Inc.	79,235	1,982
*	Sonic Corp.	197,559	1,980
*	Ruby Tuesday Inc.	284,388	1,937

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Blue Nile Inc.	63,148	1,876
	JAKKS Pacific Inc.	117,035	1,874
	Hot Topic Inc.	192,472	1,865
	Harte-Hanks Inc.	200,770	1,835
*	rue21 inc	71,368	1,801
*	Boyd Gaming Corp.	248,778	1,791
	Superior Industries
	International Inc.	107,380	1,758
	Callaway Golf Co.	295,769	1,748
*	Multimedia Games
	Holding Co. Inc.	122,826	1,720
	Blyth Inc.	48,944	1,692
*	Career Education Corp.	242,554	1,623
*	Digital Generation Inc.	125,100	1,548
*	Red Robin Gourmet
	Burgers Inc.	50,454	1,539
*	M/I Homes Inc.	85,737	1,485
	Nutrisystem Inc.	127,987	1,480
*	EW Scripps Co. Class A	141,575	1,361
*	Winnebago Industries Inc.	133,081	1,356
	Universal Technical
	Institute Inc.	98,257	1,327
*	Quiksilver Inc.	555,568	1,294
	Standard Motor Products Inc.	88,749	1,250
	Marcus Corp.	90,609	1,247
*	Perry Ellis International Inc.	55,327	1,148
*	Corinthian Colleges Inc.	387,142	1,119
	PetMed Express Inc.	91,342	1,111
*	Ruth’s Hospitality Group Inc.	160,092	1,057
*	MarineMax Inc.	107,160	1,019
*	Stein Mart Inc.	123,596	983
	Haverty Furniture Cos. Inc.	87,022	972
*	Universal Electronics Inc.	67,262	886
*	Tuesday Morning Corp.	192,864	827
	Spartan Motors Inc.	154,174	808
*	VOXX International Corp.
	Class A	85,662	798
*	Kirkland’s Inc.	70,675	795
	Big 5 Sporting Goods Corp.	99,008	749
	Lincoln Educational
	Services Corp.	102,965	669
*	Monarch Casino &
	Resort Inc.	52,366	479
*	K-Swiss Inc. Class A	125,667	387
*	Zale Corp.	123,488	332
*	Coldwater Creek Inc.	405,296	221
	Christopher & Banks Corp.	164,926	195
			336,488
Consumer Staples (4.7%)
*	United Natural Foods Inc.	219,833	12,060
*	Hain Celestial Group Inc.	200,903	11,058
	Casey’s General Stores Inc.	171,435	10,113
*	TreeHouse Foods Inc.	161,783	10,078
*	Darling International Inc.	529,388	8,730
	B&G Foods Inc. Class A	217,718	5,791
	Snyders-Lance Inc.	212,145	5,352

			Market
			Value
		Shares	($000)
*	Boston Beer Co. Inc.
	Class A	38,597	4,670
	Sanderson Farms Inc.	87,913	4,028
	J&J Snack Foods Corp.	65,566	3,875
	WD-40 Co.	72,152	3,594
*	Prestige Brands
	Holdings Inc.	226,337	3,578
	Andersons Inc.	83,435	3,559
	Cal-Maine Foods Inc.	65,194	2,549
*	Central Garden and Pet Co.
	Class A	192,209	2,093
	Spartan Stores Inc.	98,504	1,786
	Diamond Foods Inc.	99,979	1,784
	Calavo Growers Inc.	57,384	1,468
*	Alliance One
	International Inc.	398,443	1,379
	Inter Parfums Inc.	73,500	1,269
*	Medifast Inc.	62,494	1,230
	Nash Finch Co.	55,608	1,194
*	Seneca Foods Corp. Class A	41,415	1,114
			102,352
Energy (4.0%)
*	SEACOR Holdings Inc.	94,670	8,462
	Lufkin Industries Inc.	150,479	8,174
	Bristow Group Inc.	161,815	6,581
*	Hornbeck Offshore
	Services Inc.	158,683	6,154
*	Stone Energy Corp.	221,834	5,621
*	Cloud Peak Energy Inc.	276,134	4,669
*	Gulfport Energy Corp.	204,347	4,216
*	ION Geophysical Corp.	578,479	3,812
*	Exterran Holdings Inc.	291,948	3,722
*	Swift Energy Co.	192,954	3,591
*	Comstock Resources Inc.	218,477	3,587
*	Contango Oil & Gas Co.	57,795	3,422
*	PDC Energy Inc.	136,911	3,357
*	GeoResources Inc.	90,702	3,321
*	Approach Resources Inc.	123,761	3,161
*	OYO Geospace Corp.	28,932	2,604
*	TETRA Technologies Inc.	351,221	2,504
*	Pioneer Drilling Co.	279,964	2,231
	Gulf Island Fabrication Inc.	65,558	1,849
	Penn Virginia Corp.	208,335	1,529
*	Basic Energy Services Inc.	134,433	1,387
*	Matrix Service Co.	116,793	1,326
	Overseas Shipholding
	Group Inc.	118,896	1,321
*	Petroquest Energy Inc.	260,375	1,302
			87,903
Exchange-Traded Fund (4.1%)
1	Vanguard REIT ETF	1,370,000	89,639

Financials (15.9%)
	ProAssurance Corp.	137,947	12,290
	Susquehanna
	Bancshares Inc.	847,306	8,727

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	UMB Financial Corp.	145,983	7,479
*	Stifel Financial Corp.	241,174	7,452
	Kilroy Realty Corp.	153,529	7,432
	Extra Space Storage Inc.	233,852	7,156
*	Texas Capital
	Bancshares Inc.	171,344	6,921
	FNB Corp.	628,237	6,829
	Tanger Factory
	Outlet Centers	208,582	6,685
	Umpqua Holdings Corp.	505,903	6,658
	Mid-America Apartment
	Communities Inc.	92,782	6,331
	Post Properties Inc.	120,727	5,910
	Wintrust Financial Corp.	164,491	5,839
	Cash America
	International Inc.	132,215	5,823
	LaSalle Hotel Properties	192,666	5,614
	National Penn
	Bancshares Inc.	558,828	5,348
	United Bankshares Inc.	205,026	5,306
	Northwest Bancshares Inc.	441,822	5,174
*	First Cash Financial
	Services Inc.	128,728	5,171
	Old National Bancorp	428,938	5,151
	RLI Corp.	75,394	5,142
	Glacier Bancorp Inc.	325,874	5,048
	First Financial
	Bankshares Inc.	142,729	4,933
	Community Bank
	System Inc.	177,526	4,814
*	Ezcorp Inc. Class A	198,450	4,656
	CVB Financial Corp.	397,755	4,634
	Colonial Properties Trust	199,293	4,412
	Entertainment
	Properties Trust	105,689	4,345
	Selective Insurance
	Group Inc.	248,179	4,321
	First Financial Bancorp	264,180	4,222
	Healthcare Realty Trust Inc.	176,879	4,217
*	World Acceptance Corp.	62,799	4,132
	PrivateBancorp Inc. Class A	272,710	4,025
	Bank of the Ozarks Inc.	130,250	3,918
	DiamondRock
	Hospitality Co.	380,890	3,885
*	Financial Engines Inc.	179,729	3,855
*	BBCN Bancorp Inc.	353,908	3,854
	First Midwest Bancorp Inc.	339,336	3,726
	Provident Financial
	Services Inc.	242,415	3,721
	Tower Group Inc.	178,079	3,716
	PacWest Bancorp	151,948	3,597
	Columbia Banking
	System Inc.	179,420	3,377
	EastGroup Properties Inc.	63,316	3,375
	Sovran Self Storage Inc.	65,664	3,289
	NBT Bancorp Inc.	150,998	3,260

			Market
			Value
		Shares	($000)
	First Commonwealth
	Financial Corp.	477,643	3,214
	Boston Private Financial
	Holdings Inc.	354,451	3,165
	Horace Mann
	Educators Corp.	178,668	3,123
	Infinity Property &
	Casualty Corp.	53,618	3,092
	Home BancShares Inc.	101,104	3,092
*	Pinnacle Financial
	Partners Inc.	157,347	3,070
	Prospect Capital Corp.	267,653	3,049
	Oritani Financial Corp.	206,562	2,972
	Medical Properties
	Trust Inc.	306,742	2,951
	PS Business Parks Inc.	42,232	2,860
	Independent Bank Corp.	97,813	2,857
*	Virtus Investment
	Partners Inc.	35,009	2,836
	Brookline Bancorp Inc.	318,384	2,818
	Safety Insurance Group Inc.	68,983	2,803
	Lexington Realty Trust	306,810	2,599
	Interactive Brokers
	Group Inc.	175,981	2,590
	Employers Holdings Inc.	142,273	2,567
	LTC Properties Inc.	68,944	2,501
*	National Financial
	Partners Corp.	185,005	2,479
*	Navigators Group Inc.	49,220	2,463
	S&T Bancorp Inc.	127,948	2,363
	ViewPoint Financial
	Group Inc.	147,052	2,300
	City Holding Co.	67,381	2,270
	Acadia Realty Trust	97,252	2,254
	TrustCo Bank Corp. NY	394,298	2,153
*	AMERISAFE Inc.	82,806	2,149
	Meadowbrook Insurance
	Group Inc.	231,982	2,039
*	Forestar Group Inc.	157,911	2,023
	United Fire Group Inc.	93,798	2,001
	Pennsylvania REIT	125,970	1,887
	Cousins Properties Inc.	236,049	1,829
	Simmons First National
	Corp. Class A	78,374	1,822
	Franklin Street
	Properties Corp.	163,752	1,732
	Dime Community
	Bancshares Inc.	127,356	1,693
*	Piper Jaffray Cos.	71,538	1,676
	Tompkins Financial Corp.	40,767	1,536
*	Hanmi Financial Corp.	142,751	1,496
*	Wilshire Bancorp Inc.	272,020	1,491
	Inland Real Estate Corp.	176,864	1,482
*	eHealth Inc.	89,933	1,449
	Sabra Health Care REIT Inc.	82,974	1,420
	Sterling Bancorp	141,237	1,409

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	Investment Technology
	Group Inc.	151,148	1,391
	Stewart Information
	Services Corp.	88,132	1,353
	Universal Health Realty
	Income Trust	29,025	1,205
	Getty Realty Corp.	61,929	1,186
	Saul Centers Inc.	26,843	1,151
	Urstadt Biddle
	Properties Inc. Class A	53,480	1,057
	Calamos Asset
	Management Inc. Class A	92,013	1,054
	Presidential Life Corp.	96,873	952
	Bank Mutual Corp.	211,692	934
*	United Community
	Banks Inc.	86,531	742
	Kite Realty Group Trust	145,868	728
*	SWS Group Inc.	133,932	714
	Cedar Realty Trust Inc.	130,789	660
	Parkway Properties Inc.	45,462	520
*	First BanCorp	93,468	370
			347,362
Health Care (11.5%)
*	Questcor
	Pharmaceuticals Inc.	271,019	14,429
*	Salix Pharmaceuticals Ltd.	261,400	14,231
*	Cubist Pharmaceuticals Inc.	285,196	10,812
*	Align Technology Inc.	314,862	10,535
*	Haemonetics Corp.	114,069	8,454
	West Pharmaceutical
	Services Inc.	153,013	7,726
*	PAREXEL
	International Corp.	269,631	7,612
*	ViroPharma Inc.	313,866	7,439
*	Centene Corp.	230,835	6,962
*	Par Pharmaceutical Cos. Inc.	165,727	5,989
*	MWI Veterinary Supply Inc.	57,550	5,914
*	Medicines Co.	248,287	5,696
*	Magellan Health
	Services Inc.	122,859	5,569
	Chemed Corp.	86,489	5,227
*	Air Methods Corp.	51,473	5,057
*	Cyberonics Inc.	111,515	5,011
	Quality Systems Inc.	179,449	4,937
*	Neogen Corp.	106,800	4,934
*	NuVasive Inc.	194,461	4,932
*	Akorn Inc.	305,479	4,817
*	PSS World Medical Inc.	227,016	4,765
*	Amsurg Corp. Class A	143,032	4,288
*	Luminex Corp.	169,420	4,149
*	Hanger Inc.	152,897	3,920
	Meridian Bioscience Inc.	187,380	3,834
*	Spectrum
	Pharmaceuticals Inc.	235,869	3,670
*	Abaxis Inc.	98,570	3,647
	CONMED Corp.	127,096	3,517
	Analogic Corp.	55,495	3,441

			Market
			Value
		Shares	($000)
*	IPC The Hospitalist Co. Inc.	75,158	3,406
*	Integra LifeSciences
	Holdings Corp.	90,239	3,355
*	Medidata Solutions Inc.	100,172	3,273
*	Molina Healthcare Inc.	128,769	3,021
*	ICU Medical Inc.	55,406	2,958
*	Bio-Reference Labs Inc.	111,281	2,924
	Computer Programs
	& Systems Inc.	49,913	2,856
*	Momenta
	Pharmaceuticals Inc.	200,659	2,713
*	Merit Medical Systems Inc.	190,613	2,632
	Cantel Medical Corp.	91,985	2,507
	Landauer Inc.	42,872	2,458
*	Greatbatch Inc.	106,536	2,419
*	Kindred Healthcare Inc.	236,376	2,324
	Invacare Corp.	144,938	2,236
*	Omnicell Inc.	151,087	2,212
	Ensign Group Inc.	75,079	2,122
*	Emergent Biosolutions Inc.	113,024	1,712
*	Amedisys Inc.	136,456	1,699
*	Arqule Inc.	278,842	1,654
	eResearchTechnology Inc.	199,292	1,592
*	Natus Medical Inc.	133,971	1,557
*	Hi-Tech Pharmacal Co. Inc.	47,284	1,532
*	Affymetrix Inc.	320,956	1,505
*	PharMerica Corp.	134,299	1,467
*	Symmetry Medical Inc.	164,713	1,413
*	Corvel Corp.	28,803	1,411
*	Cambrex Corp.	134,113	1,262
*	LHC Group Inc.	72,295	1,226
*	Healthways Inc.	151,767	1,211
*	SurModics Inc.	66,408	1,149
*	AMN Healthcare
	Services Inc.	183,700	1,089
*	Gentiva Health Services Inc.	140,109	971
*	Almost Family Inc.	37,719	843
*	Palomar Medical
	Technologies Inc.	89,722	763
*	CryoLife Inc.	125,783	658
*	Cross Country
	Healthcare Inc.	142,763	624
*	Enzo Biochem Inc.	155,977	260
*	Savient Pharmaceuticals Inc.	338,461	183
			250,711
Industrials (15.4%)
*	Teledyne Technologies Inc.	165,417	10,198
	Toro Co.	134,703	9,872
*	Old Dominion
	Freight Line Inc.	212,032	9,179
	AO Smith Corp.	175,109	8,561
*	Moog Inc. Class A	203,677	8,422
	EMCOR Group Inc.	301,684	8,393
	Actuant Corp. Class A	308,025	8,366
	Robbins & Myers Inc.	197,616	8,264
*	EnerSys	216,524	7,593
*	Tetra Tech Inc.	286,440	7,470

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
	Mueller Industries Inc.	172,145	7,332
*	Portfolio Recovery
	Associates Inc.	76,965	7,024
	Applied Industrial
	Technologies Inc.	190,371	7,015
	Belden Inc.	204,841	6,831
	Curtiss-Wright Corp.	211,748	6,575
	Brady Corp. Class A	237,877	6,544
*	Geo Group Inc.	276,517	6,282
*	Hub Group Inc. Class A	170,003	6,154
	Healthcare Services
	Group Inc.	303,376	5,879
	Simpson
	Manufacturing Co. Inc.	183,918	5,427
	Barnes Group Inc.	210,015	5,101
	United Stationers Inc.	183,093	4,934
*	Allegiant Travel Co. Class A	68,311	4,760
	UniFirst Corp.	69,492	4,430
	Watts Water
	Technologies Inc. Class A	132,759	4,426
	ESCO Technologies Inc.	121,090	4,413
	Franklin Electric Co. Inc.	85,701	4,382
	ABM Industries Inc.	219,151	4,287
	Knight Transportation Inc.	266,787	4,266
	Forward Air Corp.	130,103	4,198
*	II-VI Inc.	247,707	4,129
	Briggs & Stratton Corp.	219,011	3,831
	Lindsay Corp.	57,656	3,742
	Heartland Express Inc.	259,007	3,706
	Kaman Corp.	119,329	3,692
*	Interface Inc. Class A	261,314	3,562
	AZZ Inc.	57,084	3,497
*	EnPro Industries Inc.	93,225	3,484
	Universal Forest
	Products Inc.	88,695	3,457
	Cubic Corp.	71,704	3,448
	Tennant Co.	84,825	3,389
*	Orbital Sciences Corp.	254,402	3,287
*	Exponent Inc.	60,594	3,201
*	Aegion Corp. Class A	178,844	3,200
	Kaydon Corp.	145,107	3,104
*	On Assignment Inc.	192,553	3,073
*	Navigant Consulting Inc.	236,365	2,988
	Quanex Building
	Products Corp.	166,294	2,973
*	Encore Capital Group Inc.	99,385	2,944
*	Sykes Enterprises Inc.	178,460	2,848
	Ceradyne Inc.	109,998	2,821
*	TrueBlue Inc.	181,980	2,817
*	Dycom Industries Inc.	151,265	2,815
*	Astec Industries Inc.	90,630	2,781
	Insperity Inc.	101,716	2,751
	CIRCOR International Inc.	78,552	2,678
	G&K Services Inc. Class A	85,764	2,675
	AAR Corp.	182,914	2,466
	Standex International Corp.	57,450	2,446

			Market
			Value
		Shares	($000)
	Albany International Corp.	128,242	2,399
*	Mobile Mini Inc.	165,595	2,385
	Resources Connection Inc.	191,332	2,353
	Encore Wire Corp.	87,206	2,335
	American Science &
	Engineering Inc.	40,254	2,272
*	Aerovironment Inc.	83,192	2,189
	Apogee Enterprises Inc.	127,505	2,049
	Cascade Corp.	39,439	1,856
	Viad Corp.	91,487	1,830
	Griffon Corp.	209,743	1,800
	John Bean
	Technologies Corp.	130,612	1,772
*	GenCorp Inc.	267,607	1,742
	Comfort Systems USA Inc.	170,913	1,713
	Kelly Services Inc. Class A	128,939	1,665
*	Federal Signal Corp.	282,125	1,648
	AAON Inc.	85,548	1,613
	National Presto
	Industries Inc.	21,948	1,531
*	Powell Industries Inc.	40,589	1,516
	Arkansas Best Corp.	115,852	1,460
*	Gibraltar Industries Inc.	138,148	1,434
	Heidrick & Struggles
	International Inc.	81,436	1,425
	SkyWest Inc.	182,727	1,193
*	Consolidated Graphics Inc.	40,271	1,170
*	Lydall Inc.	78,301	1,059
*	NCI Building Systems Inc.	93,388	1,011
	CDI Corp.	58,527	960
*	Dolan Co.	137,833	928
*	Orion Marine Group Inc.	122,120	850
	Vicor Corp.	90,437	628
	Lawson Products Inc.	17,207	159
			335,328
Information Technology (18.5%)
*	CommVault Systems Inc.	200,318	9,930
*	Cirrus Logic Inc.	290,520	8,681
*	Cymer Inc.	139,669	8,233
*	FEI Co.	170,744	8,168
	MAXIMUS Inc.	152,764	7,906
*	Microsemi Corp.	400,060	7,397
*	ViaSat Inc.	194,131	7,332
*	Arris Group Inc.	508,898	7,079
	MKS Instruments Inc.	237,440	6,869
*	Sourcefire Inc.	132,104	6,790
	Anixter International Inc.	125,894	6,679
*	CACI International Inc.
	Class A	120,121	6,609
*	Hittite Microwave Corp.	126,334	6,458
	Cognex Corp.	192,056	6,079
*	Veeco Instruments Inc.	175,940	6,045
*	Cardtronics Inc.	199,406	6,024
*	NETGEAR Inc.	171,294	5,911
*	Progress Software Corp.	283,036	5,907
*	DealerTrack Holdings Inc.	190,329	5,731

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	JDA Software Group Inc.	191,534	5,687
*	OSI Systems Inc.	89,767	5,686
	Littelfuse Inc.	97,557	5,550
	j2 Global Inc.	208,236	5,502
*	3D Systems Corp.	160,542	5,481
*	Liquidity Services Inc.	106,811	5,468
	Heartland Payment
	Systems Inc.	174,452	5,248
	Blackbaud Inc.	203,863	5,233
	Power Integrations Inc.	128,286	4,785
*	MicroStrategy Inc. Class A	36,713	4,768
*	Stratasys Inc.	96,180	4,766
*	OpenTable Inc.	102,247	4,602
*	Tyler Technologies Inc.	111,586	4,502
*	Plexus Corp.	157,798	4,450
*	Synaptics Inc.	151,703	4,343
*	LivePerson Inc.	220,608	4,205
*	Manhattan Associates Inc.	91,390	4,177
*	TriQuint Semiconductor Inc.	754,391	4,149
*	SYNNEX Corp.	117,726	4,060
*	Take-Two Interactive
	Software Inc.	405,973	3,840
*	ScanSource Inc.	124,516	3,815
*	Ultratech Inc.	118,724	3,740
*	Standard
	Microsystems Corp.	100,467	3,706
*	Benchmark Electronics Inc.	262,297	3,659
	Tessera Technologies Inc.	235,435	3,619
*	Netscout Systems Inc.	156,321	3,375
*	Insight Enterprises Inc.	199,202	3,353
*	FARO Technologies Inc.	76,174	3,205
*	Websense Inc.	169,027	3,166
*	Diodes Inc.	167,219	3,139
	Cabot
	Microelectronics Corp.	106,074	3,098
*	Kulicke & Soffa
	Industries Inc.	334,280	2,982
*	Bottomline
	Technologies Inc.	164,570	2,970
*	LogMeIn Inc.	97,140	2,965
*	ATMI Inc.	143,802	2,958
*	Rogers Corp.	73,762	2,922
	Brooks Automation Inc.	301,023	2,842
	Ebix Inc.	141,206	2,817
	MTS Systems Corp.	71,828	2,769
*	Monotype Imaging
	Holdings Inc.	165,082	2,768
*	Digital River Inc.	166,271	2,763
*	Monolithic Power
	Systems Inc.	134,861	2,680
*	Volterra
	Semiconductor Corp.	113,955	2,672
*	CSG Systems
	International Inc.	154,279	2,666
*	comScore Inc.	159,108	2,619
*	Rofin-Sinar Technologies Inc.	129,711	2,455

			Market
			Value
		Shares	($000)
	Badger Meter Inc.	65,271	2,451
*	Advanced Energy
	Industries Inc.	182,270	2,446
	Park Electrochemical Corp.	94,453	2,444
*	GT Advanced
	Technologies Inc.	451,178	2,382
*	iGATE Corp.	136,760	2,328
	Comtech
	Telecommunications Corp.	80,846	2,311
	Black Box Corp.	79,704	2,287
*	Harmonic Inc.	532,086	2,267
*	Synchronoss
	Technologies Inc.	122,703	2,266
	Forrester Research Inc.	66,909	2,266
*	Measurement
	Specialties Inc.	68,759	2,235
*	Blucora Inc.	179,316	2,209
*	TTM Technologies Inc.	232,665	2,189
	Micrel Inc.	224,417	2,139
*	Newport Corp.	170,892	2,054
*	Super Micro Computer Inc.	125,909	1,997
*	DTS Inc.	75,043	1,957
*	Ceva Inc.	106,834	1,881
*	ExlService Holdings Inc.	74,700	1,841
*	Interactive Intelligence
	Group Inc.	65,053	1,835
*	Mercury Computer
	Systems Inc.	140,919	1,822
*	TeleTech Holdings Inc.	113,241	1,812
	EPIQ Systems Inc.	146,061	1,789
	OPNET	65,944	1,753
	United Online Inc.	411,154	1,735
*	Brightpoint Inc.	312,577	1,691
*	Exar Corp.	203,795	1,663
*	Higher One Holdings Inc.	135,558	1,657
*	Perficient Inc.	141,851	1,593
*	Checkpoint Systems Inc.	180,488	1,572
*	Stamps.com Inc.	62,136	1,533
	CTS Corp.	155,424	1,464
	Methode Electronics Inc.	167,910	1,429
*	Intermec Inc.	229,825	1,425
*	CIBER Inc.	328,775	1,417
	Electro Scientific
	Industries Inc.	110,779	1,309
*	Rudolph Technologies Inc.	146,139	1,274
*	Nanometrics Inc.	78,446	1,205
*	Digi International Inc.	116,411	1,192
*	Oplink Communications Inc.	87,667	1,186
	Daktronics Inc.	167,824	1,160
*	Symmetricom Inc.	190,736	1,142
*	Virtusa Corp.	85,199	1,137
*	Entropic
	Communications Inc.	200,189	1,129
	Cohu Inc.	111,124	1,129
*	QuinStreet Inc.	115,916	1,073
*	Kopin Corp.	311,290	1,071

Tax-Managed Small-Cap Fund

			Market
			Value
		Shares	($000)
*	VASCO Data Security
	International Inc.	130,459	1,067
*	XO Group Inc.	117,916	1,046
*	Supertex Inc.	55,164	1,040
*	Avid Technology Inc.	134,130	997
*	Pericom
	Semiconductor Corp.	109,412	985
*	Sigma Designs Inc.	147,418	941
*	Rubicon Technology Inc.	80,445	821
	Bel Fuse Inc. Class B	46,240	814
*	Intevac Inc.	106,942	804
*	Radisys Corp.	105,980	666
*	DSP Group Inc.	100,272	636
*	Agilysys Inc.	68,719	596
	PC-Tel Inc.	82,628	535
*	STR Holdings Inc.	88,623	404
	Pulse Electronics Corp.	192,191	379
*	Novatel Wireless Inc.	150,932	376
*	NCI Inc. Class A	35,797	145
*	Gerber Scientific Inc. CVR	110,699	—
			404,452
Materials (5.7%)
	Eagle Materials Inc.	203,855	7,612
	HB Fuller Co.	224,705	6,898
	PolyOne Corp.	404,677	5,536
	Innophos Holdings Inc.	97,999	5,533
	Buckeye Technologies Inc.	178,337	5,081
	Texas Industries Inc.	126,593	4,938
	Schweitzer-Mauduit
	International Inc.	70,202	4,784
*	SunCoke Energy Inc.	317,733	4,655
	Balchem Corp.	132,462	4,320
	Globe Specialty Metals Inc.	282,697	3,797
	Kaiser Aluminum Corp.	71,605	3,712
*	Calgon Carbon Corp.	257,734	3,665
*	Clearwater Paper Corp.	105,331	3,594
	Stepan Co.	37,688	3,549
	AMCOL International Corp.	114,340	3,237
*	Kraton Performance
	Polymers Inc.	145,996	3,199
	Koppers Holdings Inc.	93,735	3,187
*	RTI International Metals Inc.	137,299	3,107
	Deltic Timber Corp.	49,093	2,994
	AK Steel Holding Corp.	501,235	2,942
	American Vanguard Corp.	105,658	2,809
*	KapStone Paper and
	Packaging Corp.	177,081	2,807
	Haynes International Inc.	55,039	2,804
*	OM Group Inc.	146,475	2,783
	Quaker Chemical Corp.	58,631	2,709
	A Schulman Inc.	133,436	2,649
	Myers Industries Inc.	151,579	2,601
*	LSB Industries Inc.	83,948	2,595
	Wausau Paper Corp.	223,484	2,174
	Materion Corp.	92,963	2,141
	Neenah Paper Inc.	71,837	1,917

			Market
			Value
		Shares	($000)
*	Century Aluminum Co.	245,934	1,803
	Hawkins Inc.	40,825	1,559
	Tredegar Corp.	106,423	1,549
*	Headwaters Inc.	278,888	1,436
	Zep Inc.	100,145	1,375
*	AM Castle & Co.	75,517	802
	Olympic Steel Inc.	42,254	694
			123,547
Telecommunication Services (0.6%)
*	Cincinnati Bell Inc.	891,065	3,315
*	Neutral Tandem Inc.	143,043	1,885
	Atlantic Tele-Network Inc.	41,961	1,416
	USA Mobility Inc.	100,713	1,295
	NTELOS Holdings Corp.	68,058	1,283
*	General Communication Inc.
	Class A	148,272	1,232
*	Cbeyond Inc.	141,035	955
	Lumos Networks Corp.	67,099	634
			12,015
Utilities (4.3%)
	Piedmont Natural
	Gas Co. Inc.	325,666	10,483
	Southwest Gas Corp.	207,604	9,062
	New Jersey
	Resources Corp.	187,811	8,190
	UIL Holdings Corp.	227,499	8,158
	Avista Corp.	264,113	7,052
	South Jersey Industries Inc.	137,274	6,997
	UNS Energy Corp.	181,228	6,961
	ALLETE Inc.	151,131	6,317
	El Paso Electric Co.	181,358	6,014
	NorthWestern Corp.	163,586	6,004
	Northwest Natural Gas Co.	121,367	5,777
	CH Energy Group Inc.	67,681	4,446
	Laclede Group Inc.	101,891	4,056
	American States Water Co.	85,168	3,371
			92,888
Total Investments (100.1%)
(Cost $1,639,802)			2,182,685
Other Assets and Liabilities (-0.1%)
Other Assets			5,691
Liabilities			(7,535)
			(1,844)
Net Assets (100%)			2,180,841

Tax-Managed Small-Cap Fund

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	1,641,484
Undistributed Net Investment Income	10,227
Accumulated Net Realized Losses	(13,753)
Unrealized Appreciation (Depreciation)	542,883
Net Assets	2,180,841

Admiral Shares—Net Assets
Applicable to 68,685,138 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,020,237
Net Asset Value Per Share—
Admiral Shares	$29.41

Institutional Shares—Net Assets
Applicable to 5,447,537 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	160,604
Net Asset Value Per Share—
Institutional Shares	$29.48

See Note A in Notes to Financial Statements.
* Non-income-producing security.
1 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends[1]	14,585
Interest[1]	1
Total Income	14,586
Expenses
The Vanguard Group—Note B
Investment Advisory Services	119
Management and Administrative—Admiral Shares	736
Management and Administrative—Institutional Shares	27
Marketing and Distribution—Admiral Shares	310
Marketing and Distribution—Institutional Shares	25
Custodian Fees	29
Shareholders’ Reports—Admiral Shares	10
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	1
Total Expenses	1,258
Net Investment Income	13,328
Realized Net Gain (Loss) on Investment Securities Sold[1]	23,148
Change in Unrealized Appreciation (Depreciation) of Investment Securities	121,977
Net Increase (Decrease) in Net Assets Resulting from Operations	158,453

1 Dividend income, interest income, and realized net gain (loss) from affiliated companies of the fund were $36,000, $1,000, and $6,375,000, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	13,328	17,974
Realized Net Gain (Loss)	23,148	103,170
Change in Unrealized Appreciation (Depreciation)	121,977	(94,648)
Net Increase (Decrease) in Net Assets Resulting from Operations	158,453	26,496
Distributions
Net Investment Income
Admiral Shares[1]	(137)	(16,493)
Institutional Shares	(76)	(1,326)
Realized Capital Gain
Admiral Shares[1]	—	—
Institutional Shares	—	—
Total Distributions	(213)	(17,819)
Capital Share Transactions
Admiral Shares[1]	16,501	(28,775)
Institutional Shares	466	(862)
Net Increase (Decrease) from Capital Share Transactions	16,967	(29,637)
Total Increase (Decrease)	175,207	(20,960)
Net Assets
Beginning of Period	2,005,634	2,026,594
End of Period[2]	2,180,841	2,005,634

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $10,227,000 and ($2,888,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$27.26	$27.17	$21.75	$17.44	$25.62	$25.72
Investment Operations
Net Investment Income	.180	.245	.231	.146	.266	.229
Net Realized and Unrealized Gain (Loss)
on Investments[1]	1.972	.089	5.424	4.316	(8.174)	(.097)
Total from Investment Operations	2.152	.334	5.655	4.462	(7.908)	.132
Distributions
Dividends from Net Investment Income	(.002)	(.244)	(.235)	(.152)	(.272)	(.232)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.002)	(.244)	(.235)	(.152)	(.272)	(.232)
Net Asset Value, End of Period	$29.41	$27.26	$27.17	$21.75	$17.44	$25.62

Total Return[2]	7.89%	1.22%	25.99%	25.59%	-30.82%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,020	$1,857	$1,879	$1,527	$1,258	$1,793
Ratio of Total Expenses to
Average Net Assets	0.12%	0.12%	0.18%	0.19%	0.14%	0.13%
Ratio of Net Investment Income to
Average Net Assets	1.24%	0.88%	0.98%	0.79%	1.16%	0.86%
Portfolio Turnover Rate[3]	46%	40%	46%	37%	32%	53%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Investor Shares were renamed to Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor Class.
1 Includes increases from redemption fees of $.00, $.00, $.00, $.01, $.01, and $.01.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$27.33	$27.23	$21.80	$17.47	$25.66	$25.77
Investment Operations
Net Investment Income	.186	.257	.257	.161	.275	.242
Net Realized and Unrealized Gain (Loss)
on Investments[1]	1.978	.088	5.432	4.337	(8.184)	(.108)
Total from Investment Operations	2.164	.345	5.689	4.498	(7.909)	.134
Distributions
Dividends from Net Investment Income	(.014)	(.245)	(.259)	(.168)	(.281)	(.244)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.014)	(.245)	(.259)	(.168)	(.281)	(.244)
Net Asset Value, End of Period	$29.48	$27.33	$27.23	$21.80	$17.47	$25.66

Total Return[2]	7.92%	1.26%	26.09%	25.75%	-30.77%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$161	$149	$147	$99	$102	$171
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	1.28%	0.92%	1.08%	0.89%	1.21%	0.90%
Portfolio Turnover Rate[3]	46%	40%	46%	37%	32%	53%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Includes increases from redemption fees of $.00, $.00, $.00, $.02, $.01, and $.01.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed Small-Cap Fund

Notes to Financial Statements

Vanguard Tax-Managed Small-Cap Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Admiral Shares and Institutional Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares were credited to paid-in capital.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $317,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.13% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

Tax-Managed Small-Cap Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At June 30, 2012, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $33,436,000 to offset future net capital gains through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At June 30, 2012, the cost of investment securities for tax purposes was $1,639,802,000. Net unrealized appreciation of investment securities for tax purposes was $542,883,000, consisting of unrealized gains of $616,847,000 on securities that had risen in value since their purchase and $73,964,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $528,384,000 of investment securities and sold $494,634,000 of investment securities, other than temporary cash investments.

Tax-Managed Small-Cap Fund

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	83,301	2,853	106,650	3,914
Issued in Lieu of Cash Distributions	108	4	13,005	472
Redeemed[2]	(66,908)	(2,287)	(148,430)	(5,445)
Net Increase (Decrease)—Admiral Shares	16,501	570	(28,775)	(1,059)
Institutional Shares
Issued	3,401	116	73,943	2,772
Issued in Lieu of Cash Distributions	43	1	748	27
Redeemed[2]	(2,978)	(103)	(75,553)	(2,768)
Net Increase (Decrease)—Institutional Shares	466	14	(862)	31

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011.
2 Net of redemption fees for fiscal 2011 of $105,000 (fund totals). Effective April 28, 2011, the redemption fee was eliminated.

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Tax-Managed Balanced Fund	$1,000.00	$1,061.11	$0.61
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,094.39	$0.62
Institutional Shares	1,000.00	1,094.73	0.42
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,092.57	$0.62
Institutional Shares	1,000.00	1,092.86	0.42
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,078.94	$0.62
Institutional Shares	1,000.00	1,079.16	0.41
Based on Hypothetical 5% Yearly Return
Tax-Managed Balanced Fund	$1,000.00	$1,024.27	$0.60
Tax-Managed Growth and Income Fund
Admiral Shares	$1,000.00	$1,024.27	$0.60
Institutional Shares	1,000.00	1,024.47	0.40
Tax-Managed Capital Appreciation Fund
Admiral Shares	$1,000.00	$1,024.27	$0.60
Institutional Shares	1,000.00	1,024.47	0.40
Tax-Managed Small-Cap Fund
Admiral Shares	$1,000.00	$1,024.27	$0.60
Institutional Shares	1,000.00	1,024.47	0.40

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Tax-Managed Balanced Fund, 0.12%; for the Tax-Managed Growth and Income Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; for the Tax-Managed Capital Appreciation Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares; and for the Tax-Managed Small-Cap Fund, 0.12% for Admiral Shares and 0.08% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Managed Balanced Fund, Tax-Managed Growth and Income Fund, Tax-Managed Capital Appreciation Fund, and Tax-Managed Small-Cap Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment and Fixed Income Groups—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. Both the Equity Investment Group and the Fixed Income Group adhere to sound, disciplined investment management processes; each group’s management team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary pages of this report.

Cost
The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the funds’ advisory fee rates were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. In general, the longer the average maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. For Vanguard tax-exempt bond funds, credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). “Not Rated” is used to classify securities for which a rating is not available. Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used.

Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Largest Area Concentrations. An indicator of diversification. The less concentrated a fund’s holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
The Conference Board.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President
Inc., and of each of the investment companies served	of the University of Pennsylvania; Christopher H.
by The Vanguard Group, since January 2010; Director	Browne Distinguished Professor of Political Science
of The Vanguard Group since 2008; Chief Executive	in the School of Arts and Sciences with secondary
Officer and President of The Vanguard Group and of	appointments at the Annenberg School for
each of the investment companies served by The	Communication and the Graduate School of Education
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Member of the
Marketing Corporation; Managing Director of The	National Commission on the Humanities and Social
Vanguard Group (1995–2008).	Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
IndependentTrustees	of Bioethical Issues.

JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Director of SKF AB
Chairman and Chief Executive Officer (retired 2009)	(industrial machinery), Hillenbrand, Inc. (specialized
and President (2006–2008) of Rohm Haas Co.	consumer services), the Lumina Foundation for
(chemicals); Director of Tyco International, Ltd.
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q872 082012

Semiannual Report | June 30, 2012
Vanguard Tax-Managed
International Fund
Including Vanguard MSCI EAFE ETF

> Admiral Shares of Vanguard Tax-Managed International Fund returned 3.61% for the six months ended June 30, 2012, a period marked by a strong start and a rocky finish.

> The fund’s return diverged from that of its target index because of temporary price differences arising from fair-value pricing policies.

> German stocks, seen as a something of a safe haven amid the most recent market turmoil, generated solid returns. Greece and Spain, nations at the center of the European debt crisis, turned in two of the weakest performances among global equity markets.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	23
Trustees Approve Advisory Arrangement.	25
Glossary.	26

Tax-Managed International Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Vanguard was named for the HMS Vanguard, flagship of British Admiral Horatio Nelson. A ship—whose performance and safety depend on the work of all hands—has served as a fitting metaphor for the Vanguard crew as we strive to help clients reach their financial goals.

Your Fund’s Total Returns

Six Months Ended June 30, 2012
Total
Returns
Vanguard Tax-Managed International Fund
Admiral™ Shares	3.61%
Institutional Shares	3.72
MSCI EAFE ETF Shares
Market Price	3.10
Net Asset Value	3.68
MSCI EAFE Index	2.96
International Funds Average	3.85
International Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2; 7,337,138; 7,720,749; 7,925,573; 8,090,646.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
December 31, 2011, Through June 30, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Tax-Managed International Fund
Admiral Shares	$9.79	$10.14	$0.004	$0.000
Institutional Shares	9.79	10.15	0.004	0.000
MSCI EAFE ETF Shares	30.44	31.55	0.011	0.000

1

Chairman’s Letter

Dear Shareholder,

Stocks of developed nations opened 2012 with a strong rally that dissipated in the second quarter as concerns about Europe’s debt crisis returned to the fore. Still, stocks managed to cling to a portion of their earlier advance and finished the six months ended June 30, 2012, with modestly positive results.

Vanguard Tax-Managed International Fund returned 3.61% for Admiral Shares and 3.72% for Institutional Shares for the period. Vanguard MSCI EAFE ETF returned 3.68%, based on net asset value. The fund’s returns diverged from that of its target index, the MSCI EAFE Index, because of temporary price differences arising from fair-value pricing policies. (See the box on page 5 for an explanation of fair-value pricing.) Peer funds, on average, returned 3.85% for the half-year.

As it has since its inception, the fund met its tax-management objective of avoiding the distribution of any capital gains during the period. The relative strength of the U.S. dollar compared with the euro and the yen constrained results a bit as some holdings lost value when converted into U.S. dollars.

Please note that Vanguard eliminated the redemption fee for your fund, effective May 23. This 2% fee, which applied to shares redeemed within two months of purchase, was one of several measures in place to protect the interests of long-term investors and discourage frequent trading. The fund’s trustees determined that the fee was no longer needed.

2

In addition, we’re implementing a change to your fund’s dividend distribution. In the future, distributions will be made each quarter, rather than once a year. Spreading them out in this way will reduce the impact to the fund of generating cash for payments to shareholders whose dividends are not reinvested. We’re phasing in the change, so in 2012 dividends will be paid twice, in September and December.

In case you missed our announcement last month, George U. “Gus” Sauter, managing director and chief investment officer of Vanguard, plans to retire at the end of 2012. It’s hard to overstate the contributions that Gus has made to Vanguard in his 25-year career, including nearly a decade as our chief investment officer. He honed the strategy and built the team that have helped make Vanguard a world leader in indexing. He has also played a pivotal role in developing our active quantitative equity strategies.

We’re fortunate that Mortimer J. “Tim” Buckley, managing director, will succeed Gus. Tim has been a member of Vanguard’s senior staff since 2001 and has directed Vanguard’s Retail Investor Group since 2006. I’ll have more to say about Gus’s retirement at the end of the year.

U.S. stocks posted strong returns, but Europe remained a trouble spot
Among major global markets, U.S. stocks were the standout performers for the six months ended June 30, returning about 9%. Domestic equities seemed to benefit from the perception that they offered

Market Barometer

			Total Returns
		Periods Ended June 30, 2012
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	9.38%	4.37%	0.39%
Russell 2000 Index (Small-caps)	8.53	-2.08	0.54
Dow Jones U.S. Total Stock Market Index	9.45	3.78	0.63
MSCI All Country World Index ex USA (International)	2.77	-14.57	-4.62

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.37%	7.47%	6.79%
Barclays Municipal Bond Index (Broad tax-exempt
market)	3.66	9.90	5.95
Citigroup Three-Month U.S. Treasury Bill Index	0.03	0.04	0.87

CPI
Consumer Price Index	1.69%	1.66%	1.95%

3

some shelter from the storms roiling European markets. International stocks didn’t fare as well, returning about 3%. European stocks were the weakest performers. Returns for emerging markets and the developed markets of the Pacific region were restrained by signs of slowing growth.

Throughout the period, investors were preoccupied with Europe’s debt troubles and global stock markets moved sharply up and down depending on whether the latest news from the region was positive or negative. Vanguard economists anticipate that Europe will remain a trouble spot. The most likely scenario is that Europe will “muddle through” for several years, with occasional spikes in market volatility, given the need for additional fiscal tightening in the face of weak economic growth.

Investors’ appetite for Treasuries drove 10-year yield to a new low
Amid the turmoil in Europe, U.S. Treasury bonds continued to benefit from a “flight to quality.” Investor demand nudged bond prices higher, and in early June, the yield on the 10-year Treasury slipped below 1.5% for the first time. (Bond yields and prices move in opposite directions.) It’s important to understand that low yields do imply lower future returns: As yields tumble, the scope for further declines—and increases in prices—diminishes.

Expense Ratios
Your Fund Compared With Its Peer Group

			MSCI
			EAFE
	Admiral	Institutional	ETF	Peer Group
	Shares	Shares	Shares	Average
Tax-Managed International Fund	0.12%	0.08%	0.12%	1.37%

The fund expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the fund’s annualized expense ratios were 0.11% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for MSCI EAFE ETF Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2011.

Peer group: International Funds.

4

The broad U.S. taxable bond market posted a return of about 2% for the half-year. Municipal bonds remained a bright spot, delivering a return of more than 3%.

Keeping with a policy set in December 2008, the Federal Reserve Board held its target for the shortest-term interest rates between 0% and 0.25%. That policy has kept a tight lid on the returns from money market funds and savings accounts.

With Europe’s debt woes in focus, investors search for safe harbors
As I discussed, Europe was very much on the minds of investors during the half-year. Concerns intensified in the second quarter as the yields on bonds from some of the most financially distressed European countries rose sharply, an indication that investors were increasingly apprehensive about potential default risk. At the same time, investors sought stability in bonds from Germany, Europe’s largest economy. German stocks seemed buoyed by this flight to quality as well; German equities delivered the strongest performance among the major European nations.

Stocks in European countries that don’t participate in the euro common currency, including Denmark, Switzerland, and the United Kingdom, appeared to benefit from a perception that they’re insulated, at least somewhat, from the Eurozone’s woes. Not surprisingly, two countries in the Eurozone that are a focus of concern—Greece and Spain—experienced steep declines in their equity markets.

A note on fair-value pricing
The reported return of a fund that tracks an index sometimes may diverge from the index’s return a bit more than would be expected. This may be the result of a fair-value pricing adjustment.

These adjustments, which are required by the Securities and Exchange Commission, address pricing discrepancies that may arise because of time-zone differences among global stock markets. Foreign stocks may trade on exchanges that close hours before a fund’s closing share price is calculated in the United States, generally at 4 p.m., Eastern time. In the hours between the foreign close and the U.S. close, the value of foreign securities may change—because of company-specific announcements or market-wide developments, for example. Such price changes aren’t immediately reflected in international index values.

Fair-value pricing takes such changes into account in calculating the fund’s daily net asset value, thus ensuring that the NAV doesn’t include “stale” prices. The result can be a temporary divergence between the return of the fund and that of its benchmark index—a difference that usually corrects itself when the foreign markets reopen.

5

The developed markets of the Pacific region fared better than their European counterparts. But here, as I mentioned, slowing economic growth in China and elsewhere in Asia contributed to generally muted results. Stocks in Japan and Australia were up only modestly. Japan, which represented a little more than 20% of the fund’s assets as of June 30, has been struggling with anemic growth for more than two decades, and it is also still contending with the effects of last year’s tragic natural and nuclear disaster. Australia has benefited in recent years from robust demand for its natural resources from emerging markets nations, but the slowdown in those countries represents a challenge to the Australian economy.

Singapore bucked the trend of tepid gains as stocks from that nation delivered a double-digit return. Once again, investors seemed to be in search of a safe haven; Singapore’s financial institutions, which are perceived as being in a strong position, led the advance.

The good news: Investors are smart, and they’re getting smarter
In recent years, I’ve often written in this space about the challenges facing investors, from the 2008–2009 financial crisis to the more recent market volatility caused by Europe’s debt troubles. Bad news inevitably seems to grab attention, and it’s our responsibility to speak to you candidly about these difficulties and to offer Vanguard’s perspective.

In the interest of presenting a full picture, I think it’s also our responsibility to point out positive developments that may have been overlooked. On that score, I’ve been especially heartened to see individual investors become more discerning over time, particularly about the costs of investing. As I said in a recent address to financial advisors, “Individual investors are smart and getting smarter. And that’s a good thing. Increasingly, they are bringing a healthy consumer mentality to their investment portfolios. They want to know what they are buying and how much they are paying for it.”

Vanguard research confirms that over the past decade investors have displayed a growing cost consciousness, directing a larger share of their money to low-cost investments. You can read the full report—Costs Matter: Are Fund Investors Voting With Their Feet?—at vanguard.com/ research. In our view, investors serve their interests by focusing on costs. The math is simple: The less you pay for an investment, the more you keep. And cost savings can compound over the long term, potentially helping to build greater wealth.

6

So if you’re feeling buffeted by the latest headlines, it can be constructive to direct your attention to one of the things you can control: your investment costs. We continue to believe that holding a balanced and diversified portfolio of low-cost investments can give investors a greater chance of reaching their long-term financial goals. Vanguard Tax-Managed International Fund’s broad, low-cost exposure to developed markets outside of the United States can play an important role in such a plan.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
July 20, 2012

7

Tax-Managed International Fund

Fund Profile
As of June 30, 2012

Share-Class Characteristics
MSCI
EAFE
	Admiral	Institutional	ETF
	Shares	Shares	Shares
Ticker Symbol	VTMGX	VTMNX	VEA
Expense Ratio[1]	0.12%	0.08%	0.12%

Portfolio Characteristics
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Number of Stocks	893	919	1,833
Median Market Cap	$30.3B	$30.2B	$25.9B
Price/Earnings Ratio	13.5x	13.5x	12.9x
Price/Book Ratio	1.3x	1.3x	1.4x
Return on Equity	16.5%	16.4%	17.0%
Earnings Growth Rate	1.2%	1.2%	4.9%
Dividend Yield	3.8%	3.8%	3.5%
Turnover Rate
(Annualized)	1%	—	—
Short-Term Reserves	0.0%	—	—

Volatility Measures
	MSCI	MSCI AC
	EAFE	World Index
	Index	ex USA
R-Squared	0.99	0.97
Beta	1.02	1.01

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Royal Dutch Shell plc	Integrated Oil &
	Gas	2.2%
Nestle SA	Packaged Foods &
	Meats	2.0
BHP Billiton	Diversified Metals
	& Mining	1.7
HSBC Holdings plc	Diversified Banks	1.6
Vodafone Group plc	Wireless
	Telecommunication
	Services	1.4
Novartis AG	Pharmaceuticals	1.3
BP plc	Integrated Oil &
	Gas	1.3
Roche Holding AG	Pharmaceuticals	1.3
GlaxoSmithKline plc	Pharmaceuticals	1.2
Toyota Motor Corp.	Automobile
	Manufacturers	1.2
Top Ten		15.2%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectus dated April 26, 2012, and represent estimated costs for the current fiscal year. For the six months ended June 30, 2012, the annualized expense ratios were 0.11% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for MSCI EAFE ETF Shares.

8

Tax-Managed International Fund

Sector Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Consumer Discretionary 10.7%		10.6%	9.4%
Consumer Staples	12.0	11.9	10.4
Energy	8.4	8.4	10.9
Financials	21.7	22.6	24.0
Health Care	10.1	10.1	7.3
Industrials	12.7	12.5	10.6
Information Technology	4.6	4.5	6.4
Materials	9.7	9.6	11.0
Telecommunication
Services	5.7	5.6	6.1
Utilities	4.4	4.2	3.9

Market Diversification (% of equity exposure)
			MSCI AC
		MSCI	World
		EAFE	Index
	Fund	Index	ex USA
Europe
United Kingdom	23.3%	23.2%	15.8%
France	9.2	9.2	6.2
Switzerland	8.5	8.5	5.8
Germany	8.0	8.0	5.5
Sweden	3.1	3.1	2.1
Spain	2.7	2.7	1.8
Netherlands	2.5	2.4	1.6
Italy	2.2	2.2	1.5
Denmark	1.1	1.1	0.8
Belgium	1.1	1.1	0.8
Other	2.5	2.4	1.6
Subtotal	64.2%	63.9%	43.5%
Pacific
Japan	21.9%	21.8%	14.8%
Australia	8.3	8.7	5.9
Hong Kong	3.0	3.0	2.0
Singapore	1.9	1.9	1.3
Other	0.1	0.1	0.1
Subtotal	35.2%	35.5%	24.1%
Emerging Markets	0.0%	0.0%	23.9%
North America	0.0%	0.0%	8.1%
Middle East	0.6%	0.6%	0.4%

Allocation by Region (% of portfolio)

9

Tax-Managed International Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 31, 2001, Through June 30, 2012

Tax-Managed International Fund Admiral Shares
MSCI EAFE Index

Note: For 2012, performance data reflect the six months ended June 30, 2012.

Average Annual Total Returns: Periods Ended June 30, 2012

	Inception	One	Five	Ten
	Date	Year	Years	Years
Admiral Shares	8/17/1999	-13.84%	-5.81%	5.32%
Institutional Shares	1/4/2001	-13.78	-5.75	5.40
MSCI EAFE ETF Shares	7/20/2007
Market Price		-14.19	—	-6.28[1]
Net Asset Value		-13.82	—	-6.26[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

10

Tax-Managed International Fund

Financial Statements (unaudited)

Statement of Net Assets—Investments Summary
As of June 30, 2012

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on vanguard.com and on the Securities and Exchange Commission’s website (sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Common Stocks
Australia
BHP Billiton Ltd.	3,268,819	106,474	1.1%
Commonwealth Bank of Australia	1,602,402	87,756	0.9%
Westpac Banking Corp.	3,092,873	67,537	0.7%
Australia & New Zealand Banking Group Ltd	. 2,717,441	61,904	0.6%
National Australia Bank Ltd.	2,269,511	55,280	0.6%
Australia—Other †		435,701	4.4%
		814,652	8.3%

Austria †		26,115	0.3%

Belgium
Anheuser-Busch InBev NV	813,260	64,119	0.7%
Belgium—Other †		44,511	0.4%
		108,630	1.1%

China †		1,289	0.0%

Denmark
Novo Nordisk A/S Class B	411,684	59,709	0.6%
Denmark—Other †		52,051	0.6%
		111,760	1.2%

Finland †		70,788	0.7%

France
Total SA	2,153,271	96,917	1.0%
Sanofi	1,228,951	93,033	1.0%
LVMH Moet Hennessy Louis Vuitton SA	257,361	39,168	0.4%
BNP Paribas SA	982,239	37,870	0.4%
France—Other †		629,589	6.4%
		896,577	9.2%

11

Tax-Managed International Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Germany
Siemens AG	827,087	69,498	0.7%
BASF SE	927,273	64,478	0.7%
Bayer AG	843,441	60,778	0.6%
SAP AG	921,682	54,578	0.5%
Allianz SE	464,853	46,757	0.5%
Daimler AG	922,340	41,450	0.4%
E.ON AG	1,829,942	39,544	0.4%
Germany—Other †		407,731	4.2%
		784,814	8.0%

Greece †		4,692	0.1%

[1]Hong Kong
Hang Seng Bank Ltd.	790,043	10,862	0.1%
Hong Kong—Other †		284,247	2.9%
		295,109	3.0%

Ireland †		29,196	0.3%

Israel †		57,153	0.6%

Italy
Eni SPA	2,445,418	51,954	0.5%
Italy—Other †		160,192	1.7%
		212,146	2.2%
Japan
Toyota Motor Corp.	2,802,518	113,116	1.1%
Mitsubishi UFJ Financial Group Inc.	12,855,944	61,591	0.6%
Honda Motor Co. Ltd.	1,657,239	57,830	0.6%
Canon Inc.	1,131,333	45,152	0.5%
Sumitomo Mitsui Financial Group Inc.	1,361,558	44,979	0.5%
Mizuho Financial Group Inc.	23,181,561	39,159	0.4%
Chugai Pharmaceutical Co. Ltd.	258,600	4,902	0.1%
Daihatsu Motor Co. Ltd.	205,000	3,589	0.0%
Hino Motors Ltd.	145,000	1,049	0.0%
Japan—Other †		1,773,123	18.1%
		2,144,490	21.9%
Netherlands
Unilever NV	1,643,765	54,911	0.6%
Netherlands—Other †		188,500	1.9%
		243,411	2.5%

New Zealand †		11,868	0.1%

Norway †		90,921	0.9%

Portugal †		15,933	0.2%

Singapore †		181,705	1.9%

12

Tax-Managed International Fund

		Market	Percentage
		Value	of Net
	Shares	($000)	Assets
Spain
Banco Santander SA	9,438,086	62,435	0.6%
Telefonica SA	4,130,596	54,373	0.6%
Spain—Other †		147,569	1.5%
		264,377	2.7%

Sweden †		304,527	3.1%

Switzerland
Nestle SA	3,344,279	199,580	2.0%
Novartis AG	2,340,000	130,833	1.3%
Roche Holding AG	714,688	123,450	1.3%
UBS AG	3,718,256	43,512	0.5%
Switzerland—Other †		336,341	3.4%
		833,716	8.5%
United Kingdom
HSBC Holdings plc	18,210,837	160,473	1.6%
Vodafone Group plc	50,281,819	141,332	1.4%
BP plc	19,245,541	128,527	1.3%
Royal Dutch Shell plc Class A	3,628,811	122,267	1.3%
GlaxoSmithKline plc	5,126,110	116,436	1.2%
British American Tobacco plc	1,985,115	100,925	1.0%
Royal Dutch Shell plc Class B	2,704,547	94,454	1.0%
BG Group plc	3,448,654	70,600	0.7%
Diageo plc	2,527,401	65,145	0.7%
Rio Tinto plc	1,360,956	64,678	0.7%
BHP Billiton plc	2,116,180	60,148	0.6%
AstraZeneca plc	1,290,900	57,688	0.6%
Standard Chartered plc	2,385,862	51,829	0.5%
Anglo American plc	1,341,744	44,097	0.5%
Unilever plc	1,278,836	42,936	0.4%
Imperial Tobacco Group plc	1,028,666	39,633	0.4%
TESCO plc	8,101,104	39,370	0.4%
SABMiller plc	959,263	38,487	0.4%
Royal Dutch Shell plc Class A (Amsterdam Shares)	67,141	2,266	0.0%
United Kingdom—Other †		838,667	8.6%
		2,279,958	23.3%
Total Investments (Cost $10,722,203)		9,783,827	100.1%
Other Assets and Liabilities
Other Assets		52,288	0.5%
Liabilities		(62,346)	(0.6%)
		(10,058)	(0.1%)
Net Assets		9,773,769	100.0%

13

Tax-Managed International Fund

At June 30, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	10,981,437
Undistributed Net Investment Income	216,351
Accumulated Net Realized Losses	(485,436)
Unrealized Appreciation (Depreciation)
Investment Securities	(938,376)
Foreign Currencies	(207)
Net Assets	9,773,769

Admiral Shares—Net Assets
Applicable to 124,045,922 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,258,216
Net Asset Value Per Share—Admiral Shares	$10.14

Institutional Shares—Net Assets
Applicable to 30,962,638 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	314,349
Net Asset Value Per Share—Institutional Shares	$10.15

ETF Shares—Net Assets
Applicable to 259,973,096 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	8,201,204
Net Asset Value Per Share—ETF Shares	$31.55

See Note A in Notes to Financial Statements.
† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
1 Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $39,542,000, representing 0.4% of net assets.
See accompanying Notes, which are an integral part of the Financial Statements.

14

Tax-Managed International Fund

Statement of Operations

Six Months Ended
June 30, 2012
($000)
Investment Income
Income
Dividends[1]	231,627
Interest[2]	19
Total Income	231,646
Expenses
The Vanguard Group—Note B
Investment Advisory Services	331
Management and Administrative—Admiral Shares	349
Management and Administrative—Institutional Shares	39
Management and Administrative—ETF Shares	2,204
Marketing and Distribution—Admiral Shares	209
Marketing and Distribution—Institutional Shares	47
Marketing and Distribution—ETF Shares	1,157
Custodian Fees	472
Shareholders’ Reports—Admiral Shares	—
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—ETF Shares	87
Trustees’ Fees and Expenses	4
Total Expenses	4,899
Net Investment Income	226,747
Realized Net Gain (Loss)
Investment Securities Sold	(55,698)
Foreign Currencies	(883)
Realized Net Gain (Loss)	(56,581)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	72,288
Foreign Currencies	24
Change in Unrealized Appreciation (Depreciation)	72,312
Net Increase (Decrease) in Net Assets Resulting from Operations	242,478

1 Dividends are net of foreign withholding taxes of $20,819,000.
2 Interest income from an affiliated company of the fund was $19,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Tax-Managed International Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	226,747	268,837
Realized Net Gain (Loss)	(56,581)	92,738
Change in Unrealized Appreciation (Depreciation)	72,312	(1,527,668)
Net Increase (Decrease) in Net Assets Resulting from Operations	242,478	(1,166,093)
Distributions
Net Investment Income
Admiral Shares[1]	(500)	(41,602)
Institutional Shares	(124)	(9,198)
ETF Shares	(2,667)	(217,331)
Realized Capital Gain
Admiral Shares[1]	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(3,291)	(268,131)
Capital Share Transactions
Admiral Shares[1]	(14,852)	(22,043)
Institutional Shares	10,096	88,145
ETF Shares	1,581,299	2,183,653
Net Increase (Decrease) from Capital Share Transactions	1,576,543	2,249,755
Total Increase (Decrease)	1,815,730	815,531
Net Assets
Beginning of Period	7,958,039	7,142,508
End of Period[2]	9,773,769	7,958,039

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $216,351,000 and ($6,226,000).

See accompanying Notes, which are an integral part of the Financial Statements.

16

Tax-Managed International Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.79	$11.58	$10.95	$8.74	$15.40	$14.16
Investment Operations
Net Investment Income	.236	.342	.278	.277[1]	.290	.332
Net Realized and Unrealized Gain (Loss)
on Investments	.118	(1.794)	.634	2.190	(6.661)	1.244
Total from Investment Operations	.354	(1.452)	.912	2.467	(6.371)	1.576
Distributions
Dividends from Net Investment Income	(.004)	(.338)	(.282)	(.257)	(.289)	(.336)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.338)	(.282)	(.257)	(.289)	(.336)
Net Asset Value, End of Period	$10.14	$9.79	$11.58	$10.95	$8.74	$15.40

Total Return[2]	3.61%	-12.51%	8.36%	28.27%	-41.27%	11.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,258	$1,229	$1,476	$1,409	$1,131	$1,915
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.18%	0.20%	0.15%	0.15%
Ratio of Net Investment Income to
Average Net Assets	4.82%	3.31%	2.70%	2.87%	3.47%	2.71%
Portfolio Turnover Rate[3]	1%	5%	6%	9%	16%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011. Prior periods’ Financial Highlights are for the Investor class.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Tax-Managed International Fund

Financial Highlights

Institutional Shares
Six Months
	Ended
For a Share Outstanding	June 30,			Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$9.79	$11.60	$10.96	$8.74	$15.41	$14.17
Investment Operations
Net Investment Income	.239	.347	.289	.288[1]	.296	.341
Net Realized and Unrealized Gain (Loss)
on Investments	.125	(1.813)	.644	2.197	(6.671)	1.244
Total from Investment Operations	.364	(1.466)	.933	2.485	(6.375)	1.585
Distributions
Dividends from Net Investment Income	(.004)	(.344)	(.293)	(.265)	(.295)	(.345)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.344)	(.293)	(.265)	(.295)	(.345)
Net Asset Value, End of Period	$10.15	$9.79	$11.60	$10.96	$8.74	$15.41

Total Return[2]	3.72%	-12.62%	8.55%	28.48%	-41.27%	11.21%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$314	$294	$253	$219	$242	$568
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.10%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.86%	3.35%	2.80%	2.97%	3.53%	2.77%
Portfolio Turnover Rate[3]	1%	5%	6%	9%	16%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Tax-Managed International Fund

Financial Highlights

MSCI EAFE ETF Shares
Six Months						July 20,
	Ended					2007[1] to
			Year Ended December 31,
For a Share Outstanding	June 30,					Dec. 31,
Throughout Each Period	2012	2011	2010	2009	2008	2007
Net Asset Value, Beginning of Period	$30.44	$36.04	$34.06	$27.18	$47.92	$49.99
Investment Operations
Net Investment Income	.736	1.067	.887	.860[2]	.934	.204
Net Realized and Unrealized Gain (Loss)
on Investments	.385	(5.609)	1.990	6.836	(20.744)	(1.219)
Total from Investment Operations	1.121	(4.542)	2.877	7.696	(19.810)	(1.015)
Distributions
Dividends from Net Investment Income	(.011)	(1.058)	(.897)	(.816)	(.930)	(1.055)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.011)	(1.058)	(.897)	(.816)	(.930)	(1.055)
Net Asset Value, End of Period	$31.55	$30.44	$36.04	$34.06	$27.18	$47.92

Total Return	3.68%	-12.57%	8.47%	28.34%	-41.25%	-2.02%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,201	$6,435	$5,414	$4,356	$2,292	$653
Ratio of Total Expenses to
Average Net Assets	0.11%	0.12%	0.12%	0.15%	0.11%	0.12%[3]
Ratio of Net Investment Income to
Average Net Assets	4.82%	3.31%	2.76%	2.92%	3.51%	2.74%[3]
Portfolio Turnover Rate[4]	1%	5%	6%	9%	16%	6%

The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Calculated based on average shares outstanding.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Tax-Managed International Fund

Notes to Financial Statements

Vanguard Tax-Managed International Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. The fund offers three classes of shares: Admiral Shares, Institutional Shares, and ETF Shares. Admiral Shares and Institutional Shares are designed for investors who meet certain administrative, service, and account-size criteria. ETF Shares, known as Vanguard MSCI EAFE ETF Shares, are listed for trading on the NYSE Arca, Inc.; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2011), and for the period ended June 30, 2012, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on redemptions of capital shares are credited to paid-in capital.

20

Tax-Managed International Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2012, the fund had contributed capital of $1,379,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.55% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,308	9,782,519	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended June 30, 2012, the fund realized net foreign currency losses of $883,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2011, the fund had available capital loss carryforwards totaling $429,605,000 to offset future net capital gains of $90,589,000 through December 31, 2016, and $339,016,000 through December 31, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2012; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

21

Tax-Managed International Fund

At June 30, 2012, the cost of investment securities for tax purposes was $10,722,203,000. Net unrealized depreciation of investment securities for tax purposes was $938,376,000, consisting of unrealized gains of $749,719,000 on securities that had risen in value since their purchase and $1,688,095,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended June 30, 2012, the fund purchased $1,954,105,000 of investment securities and sold $142,437,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		June 30, 2012	December 31, 2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Admiral Shares[1]
Issued	67,513	6,579	1,634,445	136,031
Issued in Lieu of Cash Distributions	394	36	32,302	3,328
Redeemed[2]	(82,759)	(8,146)	(1,688,790)	(141,153)
Net Increase (Decrease)—Admiral Shares	(14,852)	(1,531)	(22,043)	(1,794)
Institutional Shares
Issued	18,715	1,841	94,698	8,648
Issued in Lieu of Cash Distributions	103	9	7,529	775
Redeemed[2]	(8,722)	(868)	(14,082)	(1,224)
Net Increase (Decrease)—Institutional Shares	10,096	982	88,145	8,199
ETF Shares
Issued	1,581,299	48,549	2,453,259	69,201
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed[2]	—	—	(269,606)	(8,000)
Net Increase (Decrease)—ETF Shares	1,581,299	48,549	2,183,653	61,201

1 Investor Shares were renamed Admiral Shares as of the close of business on May 13, 2011.
2 Net of redemption fees for fiscal 2012 and 2011 of $0 and $155,000. Effective May 23, 2012, the redemption fee was eliminated.

G. In preparing the financial statements as of June 30, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

22

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

23

Six Months Ended June 30, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Managed International Fund	12/31/2011	6/30/2012	Period
Based on Actual Fund Return
Admiral Shares	$1,000.00	$1,036.13	$0.56
Institutional Shares	1,000.00	1,037.15	0.35
MSCI EAFE ETF Shares	1,000.00	1,036.80	0.56
Based on Hypothetical 5% Yearly Return
Admiral Shares	$1,000.00	$1,024.32	$0.55
Institutional Shares	1,000.00	1,024.52	0.35
MSCI EAFE ETF Shares	1,000.00	1,024.32	0.55

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.11% for Admiral Shares, 0.07% for Institutional Shares, and 0.11% for MSCI EAFE ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

24

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Managed International Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Equity Investment Group—serves as the investment advisor for the fund. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Equity Investment Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance of a relevant benchmark and peer group. The board concluded that the fund has performed in line with expectations, and that its results have been consistent with its investment strategies. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

25

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

26

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

27

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 179 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
The Conference Board.
F. William McNabb III
Born 1957. Trustee Since July 2009. Chairman of the	Amy Gutmann
Board. Principal Occupation(s) During the Past Five	Born 1949. Trustee Since June 2006. Principal
Years: Chairman of the Board of The Vanguard Group,	Occupation(s) During the Past Five Years: President
Inc., and of each of the investment companies served	of the University of Pennsylvania; Christopher H.
by The Vanguard Group, since January 2010; Director	Browne Distinguished Professor of Political Science
of The Vanguard Group since 2008; Chief Executive	in the School of Arts and Sciences with secondary
Officer and President of The Vanguard Group and of	appointments at the Annenberg School for
each of the investment companies served by The	Communication and the Graduate School of Education
Vanguard Group since 2008; Director of Vanguard	of the University of Pennsylvania; Member of the
Marketing Corporation; Managing Director of The	National Commission on the Humanities and Social
Vanguard Group (1995–2008).	Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
IndependentTrustees	of Bioethical Issues.

JoAnn Heffernan Heisen
Emerson U. Fullwood	Born 1950. Trustee Since July 1998. Principal
Born 1948. Trustee Since January 2008. Principal	Occupation(s) During the Past Five Years: Corporate
Occupation(s) During the Past Five Years: Executive	Vice President and Chief Global Diversity Officer
Chief Staff and Marketing Officer for North America	(retired 2008) and Member of the Executive
and Corporate Vice President (retired 2008) of Xerox	Committee (1997–2008) of Johnson & Johnson
Corporation (document management products and	(pharmaceuticals/medical devices/consumer
services); Executive in Residence and 2010	products); Director of Skytop Lodge Corporation
Distinguished Minett Professor at the Rochester	(hotels), the University Medical Center at Princeton,
Institute of Technology; Director of SPX Corporation	the Robert Wood Johnson Foundation, and the Center
(multi-industry manufacturing), the United Way of	for Talent Innovation; Member of the Advisory Board
Rochester, Amerigroup Corporation (managed health	of the Maxwell School of Citizenship and Public Affairs
care), the University of Rochester Medical Center,	at Syracuse University.
Monroe Community College Foundation, and North
Carolina A&T University.	F. Joseph Loughrey
Born 1949. Trustee Since October 2009. Principal
Rajiv L. Gupta	Occupation(s) During the Past Five Years: President
Born 1945. Trustee Since December 2001.[2]	and Chief Operating Officer (retired 2009) of Cummins
Principal Occupation(s) During the Past Five Years:	Inc. (industrial machinery); Director of SKF AB
Chairman and Chief Executive Officer (retired 2009)	(industrial machinery), Hillenbrand, Inc. (specialized
and President (2006–2008) of Rohm Haas Co.	consumer services), the Lumina Foundation for
(chemicals); Director of Tyco International, Ltd.
(diversified manufacturing and services), Hewlett-
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.
Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal
Occupation(s) During the Past Five Years: Chairman,	Vanguard Senior ManagementTeam
President, and Chief Executive Officer of NACCO
Industries, Inc. (forklift trucks/housewares/lignite);	Mortimer J. Buckley	Michael S. Miller
Director of Goodrich Corporation (industrial products/	Kathleen C. Gubanich	James M. Norris
aircraft systems and services) and the National	Paul A. Heller	Glenn W. Reed
Association of Manufacturers; Chairman of the Board	Martha G. King	George U. Sauter
of the Federal Reserve Bank of Cleveland and of	Chris D. McIsaac
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.
Chairman Emeritus and Senior Advisor
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal	John J. Brennan
Occupation(s) During the Past Five Years: President	Chairman, 1996–2009
and Chief Operating Officer (retired 2010) of Corning	Chief Executive Officer and President, 1996–2008
Incorporated (communications equipment); Director
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	Founder
Administration at Dartmouth College; Advisor to the
Norris Cotton Cancer Center.	John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2012 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q1272 082012

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Australia (8.3%)
BHP Billiton Ltd.	3,268,819	106,474
Commonwealth Bank of Australia	1,602,402	87,756
Westpac Banking Corp.	3,092,873	67,537
Australia & New Zealand Banking Group Ltd.	2,717,441	61,904
National Australia Bank Ltd.	2,269,511	55,280
Woolworths Ltd.	1,260,993	34,713
Wesfarmers Ltd.	1,040,972	32,043
Rio Tinto Ltd.	443,575	26,041
CSL Ltd.	538,095	21,826
Woodside Petroleum Ltd.	658,677	21,108
Newcrest Mining Ltd.	768,055	17,874
Telstra Corp. Ltd.	4,441,430	16,828
QBE Insurance Group Ltd.	1,164,818	16,099
Origin Energy Ltd.	1,162,273	14,638
AMP Ltd.	3,118,972	12,412
Suncorp Group Ltd.	1,449,067	12,109
Santos Ltd.	960,119	10,574
Brambles Ltd.	1,630,212	10,339
Orica Ltd.	395,521	10,075
Macquarie Group Ltd.	344,839	9,312
Amcor Ltd.	1,240,829	9,058
Coca-Cola Amatil Ltd.	658,070	9,044
Transurban Group	1,505,203	8,792
AGL Energy Ltd.	576,597	8,763
Insurance Australia Group Ltd.	2,167,090	7,773
Fortescue Metals Group Ltd.	1,393,544	7,121
QR National Ltd.	1,681,268	5,889
ASX Ltd.	190,124	5,836
WorleyParsons Ltd.	209,122	5,430
Lend Lease Group	710,314	5,283
Sonic Healthcare Ltd.	388,318	5,079
Incitec Pivot Ltd.	1,709,127	5,049
Iluka Resources Ltd.	414,191	4,888
Asciano Ltd.	1,024,632	4,602
Computershare Ltd.	588,596	4,499
Cochlear Ltd.	60,425	4,104
Tatts Group Ltd.	1,510,332	4,070
Campbell Brothers Ltd.	70,811	3,970
James Hardie Industries SE	464,270	3,828
Toll Holdings Ltd.	928,160	3,816
Ramsay Health Care Ltd.	161,733	3,758
Crown Ltd.	406,981	3,559
Echo Entertainment Group Ltd.	799,198	3,524
OZ Minerals Ltd.	424,358	3,462
Bendigo and Adelaide Bank Ltd.	422,293	3,227
APA Group	622,399	3,195
Leighton Holdings Ltd.	184,019	3,100
Boral Ltd.	947,033	2,886
Metcash Ltd.	825,428	2,860
Centro Retail Australia	1,391,110	2,824
TABCORP Holdings Ltd.	882,036	2,660
Sims Metal Management Ltd.	245,639	2,433
Alumina Ltd.	2,885,916	2,367
SP AusNet	2,154,623	2,258
Caltex Australia Ltd.	152,868	2,135
Whitehaven Coal Ltd.	488,840	2,102
Harvey Norman Holdings Ltd.	854,464	1,718
* Qantas Airways Ltd.	1,500,683	1,667
Fairfax Media Ltd.	2,700,382	1,549
Sydney Airport	322,988	963
Newcrest Mining Ltd. ADR	22,953	539

1

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Sims Metal Management Ltd. ADR	3,072	30
		814,652
Austria (0.3%)
OMV AG	163,261	5,134
Telekom Austria AG	423,608	4,164
* Erste Group Bank AG	207,707	3,945
Andritz AG	70,670	3,634
Voestalpine AG	105,196	2,794
Vienna Insurance Group AG Wiener Versicherung Gruppe	60,590	2,449
Verbund AG	87,368	2,001
Raiffeisen Bank International AG	60,891	1,994
		26,115
Belgium (1.1%)
Anheuser-Busch InBev NV	813,260	64,119
Solvay SA Class A	67,208	6,636
Umicore SA	138,514	6,404
UCB SA	115,797	5,849
Belgacom SA	182,920	5,202
Ageas	2,277,996	4,524
Colruyt SA	97,792	4,363
Delhaize Group SA	109,556	4,013
KBC Groep NV	184,302	3,897
Telenet Group Holding NV	53,769	2,353
Mobistar SA	37,081	1,270
		108,630
China (0.0%)
MGM China Holdings Ltd.	840,800	1,289

Denmark (1.2%)
Novo Nordisk A/S Class B	411,684	59,709
AP Moeller - Maersk A/S Class B	1,436	9,417
Carlsberg A/S Class B	115,709	9,133
* Danske Bank A/S	630,116	8,761
Novozymes A/S	238,840	6,193
Coloplast A/S Class B	21,803	3,920
DSV A/S	173,216	3,435
TDC A/S	471,035	3,274
AP Moeller - Maersk A/S Class A	490	3,050
* William Demant Holding A/S	32,046	2,881
Tryg A/S	35,346	1,987
		111,760
Finland (0.7%)
Sampo Oyj	446,834	11,593
Kone Oyj Class B	168,667	10,186
Fortum Oyj	468,871	8,904
Nokia Oyj	3,782,143	7,716
Wartsila OYJ Abp	194,536	6,373
UPM-Kymmene Oyj	470,551	5,323
Nokian Renkaat Oyj	125,633	4,773
Metso Oyj	111,978	3,861
Stora Enso Oyj	470,456	2,896
Elisa Oyj	115,612	2,328
Pohjola Bank plc Class A	196,824	2,297
Neste Oil Oyj	204,020	2,296
Orion Oyj Class B	60,594	1,148
Kesko Oyj Class B	41,838	1,094
		70,788
France (9.2%)
Total SA	2,153,271	96,917
Sanofi	1,228,951	93,033
LVMH Moet Hennessy Louis Vuitton SA	257,361	39,168
BNP Paribas SA	982,239	37,870
Danone SA	585,622	36,395

2

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Air Liquide SA	316,724	36,211
GDF Suez	1,262,371	30,105
Schneider Electric SA	521,963	29,013
L'Oreal SA	246,311	28,820
France Telecom SA	1,887,310	24,815
AXA SA	1,813,153	24,240
Vivendi SA	1,291,881	24,004
Pernod-Ricard SA	212,721	22,747
Vinci SA	454,116	21,223
Cie Generale d'Optique Essilor International SA	210,241	19,531
Unibail-Rodamco SE	95,627	17,616
* Societe Generale SA	676,278	15,858
European Aeronautic Defence and Space Co. NV	420,020	14,907
Cie de St-Gobain	395,018	14,596
ArcelorMittal	916,507	14,022
Cie Generale des Etablissements Michelin	185,804	12,157
Technip SA	106,376	11,086
PPR	77,475	11,043
Carrefour SA	591,185	10,917
Lafarge SA	213,176	9,520
Safran SA	225,686	8,381
Renault SA	200,344	8,000
Legrand SA	234,659	7,964
Christian Dior SA	57,478	7,905
Sodexo	97,511	7,593
SES SA	287,893	6,807
Alstom SA	213,245	6,747
Dassault Systemes SA	69,040	6,477
Publicis Groupe SA	139,545	6,382
Cap Gemini SA	165,578	6,094
Bureau Veritas SA	64,212	5,712
Bouygues SA	211,216	5,668
Gemalto NV	76,987	5,529
Electricite de France SA	231,733	5,156
Accor SA	161,148	5,050
Vallourec SA	117,037	4,782
* Credit Agricole SA	1,068,305	4,714
Casino Guichard Perrachon SA	51,211	4,501
Veolia Environnement SA	354,324	4,487
* Cie Generale de Geophysique - Veritas	170,072	4,399
Edenred	152,108	4,312
Groupe Eurotunnel SA	518,788	4,217
Klepierre	123,261	4,051
* Alcatel-Lucent	2,430,877	4,001
Eutelsat Communications SA	124,275	3,823
Lagardere SCA	134,400	3,752
STMicroelectronics NV	687,871	3,743
Iliad SA	24,974	3,616
SCOR SE	148,206	3,593
AtoS	59,531	3,560
Arkema SA	51,178	3,356
Zodiac Aerospace	32,516	3,308
Thales SA	98,378	3,250
Societe BIC SA	30,681	3,169
Suez Environnement Co.	289,257	3,110
Natixis	1,027,035	2,766
Fonciere Des Regions	36,352	2,614
* Peugeot SA	258,000	2,544
Gecina SA	28,148	2,509
ICADE	32,327	2,445
Remy Cointreau SA	20,652	2,269
* CNP Assurances	184,744	2,256
Aeroports de Paris	26,681	2,018
Rexel SA	97,984	1,674

3

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Imerys SA	26,932	1,373
JCDecaux SA	49,267	1,086
		896,577
Germany (8.0%)
Siemens AG	827,087	69,498
BASF SE	927,273	64,478
Bayer AG	843,441	60,778
SAP AG	921,682	54,578
Allianz SE	464,853	46,757
Daimler AG	922,340	41,450
E.ON AG	1,829,942	39,544
Deutsche Bank AG	950,796	34,317
Deutsche Telekom AG	2,858,531	31,328
Linde AG	175,169	27,281
Muenchener Rueckversicherungs AG	184,822	26,079
Bayerische Motoren Werke AG	337,930	24,455
Volkswagen AG Prior Pfd.	147,463	23,362
RWE AG	491,542	20,101
Deutsche Post AG	875,606	15,493
Adidas AG	215,717	15,462
Fresenius Medical Care AG & Co. KGaA	218,083	15,403
Fresenius SE & Co. KGaA	123,661	12,804
Henkel AG & Co. KGaA Prior Pfd.	187,300	12,445
Deutsche Boerse AG	205,223	11,072
Porsche Automobil Holding SE Prior Pfd.	165,392	8,227
Henkel AG & Co. KGaA	142,658	7,916
K&S AG	167,495	7,668
Infineon Technologies AG	1,088,966	7,370
Beiersdorf AG	113,257	7,342
Continental AG	82,450	6,873
Merck KGaA	66,906	6,682
HeidelbergCement AG	137,003	6,577
ThyssenKrupp AG	398,230	6,487
* Commerzbank AG	3,498,225	5,942
* Kabel Deutschland Holding AG	92,711	5,778
Volkswagen AG	33,721	5,096
GEA Group AG	190,766	5,085
Lanxess AG	77,941	4,933
MAN SE	44,482	4,549
Brenntag AG	40,941	4,531
* QIAGEN NV	268,801	4,501
Metro AG	132,778	3,872
Hannover Rueckversicherung AG	64,620	3,849
Bayerische Motoren Werke AG Prior Pfd.	66,155	3,263
Fraport AG Frankfurt Airport Services Worldwide	48,452	2,609
* Hochtief AG	52,627	2,551
Hugo Boss AG	22,989	2,278
Celesio AG	128,925	2,110
Salzgitter AG	51,234	2,109
Deutsche Lufthansa AG	174,975	2,023
Suedzucker AG	52,060	1,847
ProSiebenSat.1 Media AG Prior Pfd.	67,149	1,505
United Internet AG	85,324	1,467
Wacker Chemie AG	17,073	1,176
Axel Springer AG	25,002	1,074
RWE AG Prior Pfd.	22,605	839
		784,814
Greece (0.1%)
* Coca Cola Hellenic Bottling Co. SA	194,484	3,444
OPAP SA	199,356	1,248
		4,692
Hong Kong (3.0%)
1 AIA Group Ltd.	10,467,645	36,156

4

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

			Market
			Value
		Shares	($000)
	Sun Hung Kai Properties Ltd.	1,611,768	19,162
	Hutchison Whampoa Ltd.	2,204,512	19,122
	Cheung Kong Holdings Ltd.	1,481,500	18,291
	CLP Holdings Ltd.	1,934,432	16,440
	Hong Kong Exchanges and Clearing Ltd.	1,049,000	15,094
	Hong Kong & China Gas Co. Ltd.	5,621,718	11,942
	Li & Fung Ltd.	6,153,670	11,915
	BOC Hong Kong Holdings Ltd.	3,819,000	11,757
	Power Assets Holdings Ltd.	1,491,600	11,193
	Hang Seng Bank Ltd.	790,043	10,862
	Wharf Holdings Ltd.	1,714,815	9,536
	Swire Pacific Ltd. Class A	710,088	8,259
	Hang Lung Properties Ltd.	2,341,810	8,010
	Sands China Ltd.	2,372,400	7,632
	Henderson Land Development Co. Ltd.	1,179,506	6,557
	Bank of East Asia Ltd.	1,631,663	5,881
	Hang Lung Group Ltd.	925,000	5,719
	Sino Land Co. Ltd.	3,317,300	5,037
	MTR Corp. Ltd.	1,402,000	4,813
	New World Development Co. Ltd.	3,906,125	4,603
	Kerry Properties Ltd.	966,000	4,157
	Shangri-La Asia Ltd.	2,068,552	3,973
	Wheelock & Co. Ltd.	998,000	3,792
	Wynn Macau Ltd.	1,546,400	3,649
	Hysan Development Co. Ltd.	929,000	3,541
*,1	Galaxy Entertainment Group Ltd.	1,346,000	3,386
	SJM Holdings Ltd.	1,666,000	3,122
	First Pacific Co. Ltd.	2,738,000	2,840
	Cheung Kong Infrastructure Holdings Ltd.	450,000	2,724
	ASM Pacific Technology Ltd.	185,400	2,370
	Wing Hang Bank Ltd.	199,775	1,943
	Yue Yuen Industrial Holdings Ltd.	608,500	1,913
	Hopewell Holdings Ltd.	637,000	1,824
*	Foxconn International Holdings Ltd.	4,240,000	1,549
	NWS Holdings Ltd.	1,047,500	1,532
	Lifestyle International Holdings Ltd.	693,500	1,528
	Cathay Pacific Airways Ltd.	896,770	1,454
	PCCW Ltd.	2,971,000	1,096
	Orient Overseas International Ltd.	149,800	735
			295,109
Ireland (0.3%)
	CRH plc	701,110	13,432
*	Elan Corp. plc	579,763	8,503
	Kerry Group plc Class A	140,837	6,174
*	Ryanair Holdings plc ADR	24,300	739
*	Ryanair Holdings plc	68,719	348
*	Irish Bank Resolution Corp. Ltd.	257,065	—
			29,196
Israel (0.6%)
	Teva Pharmaceutical Industries Ltd.	945,266	37,260
	Israel Chemicals Ltd.	458,075	5,068
	Bank Hapoalim BM	1,247,358	3,847
*	Bank Leumi Le-Israel BM	1,198,424	2,928
*	NICE Systems Ltd.	48,632	1,781
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,531,631	1,629
	Elbit Systems Ltd.	39,141	1,348
	Israel Corp. Ltd.	2,364	1,337
	Delek Group Ltd.	7,406	1,103
*	Mizrahi Tefahot Bank Ltd.	109,213	852
			57,153
Italy (2.2%)
	Eni SPA	2,445,418	51,954
	Enel SPA	6,729,402	21,728

5

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Assicurazioni Generali SPA	1,203,071	16,312
* UniCredit SPA	4,197,957	15,917
Intesa Sanpaolo SPA (Registered)	10,291,478	14,648
Saipem SPA	255,315	11,370
Telecom Italia SPA (Registered)	9,951,042	9,833
Tenaris SA	490,500	8,626
Fiat Industrial SPA	835,730	8,226
Snam SPA	1,464,780	6,563
Telecom Italia SPA (Bearer)	6,767,485	5,484
Terna Rete Elettrica Nazionale SPA	1,388,787	5,019
* Fiat SPA	826,511	4,167
Luxottica Group SPA	108,559	3,791
Atlantia SPA	295,783	3,775
Pirelli & C. SPA	320,826	3,384
Unione di Banche Italiane SCPA	969,028	3,166
Prysmian SPA	178,805	2,667
Mediobanca SPA	580,701	2,561
Enel Green Power SPA	1,577,200	2,499
Exor SPA	99,651	2,142
* Finmeccanica SPA	521,595	2,109
* Banco Popolare SC	1,212,244	1,628
* Banca Monte dei Paschi di Siena SPA	5,552,628	1,384
Intesa Sanpaolo SPA (Bearer)	1,082,259	1,232
Autogrill SPA	126,869	1,151
Mediaset SPA	462,545	810
		212,146
Japan (21.9%)
Toyota Motor Corp.	2,802,518	113,116
Mitsubishi UFJ Financial Group Inc.	12,855,944	61,591
Honda Motor Co. Ltd.	1,657,239	57,830
Canon Inc.	1,131,333	45,152
Sumitomo Mitsui Financial Group Inc.	1,361,558	44,979
Mizuho Financial Group Inc.	23,181,561	39,159
Takeda Pharmaceutical Co. Ltd.	806,794	36,630
Softbank Corp.	894,600	33,300
FANUC Corp.	194,100	31,906
Mitsubishi Corp.	1,409,286	28,488
Hitachi Ltd.	4,501,758	27,757
Japan Tobacco Inc.	919,800	27,250
Mitsui & Co. Ltd.	1,740,900	25,870
NTT DOCOMO Inc.	15,063	25,065
Nissan Motor Co. Ltd.	2,542,100	24,139
Komatsu Ltd.	967,500	23,096
Mitsubishi Estate Co. Ltd.	1,285,935	23,071
Shin-Etsu Chemical Co. Ltd.	410,000	22,578
Seven & I Holdings Co. Ltd.	733,320	22,106
East Japan Railway Co.	346,900	21,782
Nippon Telegraph & Telephone Corp.	446,100	20,802
Astellas Pharma Inc.	457,214	19,952
Mitsui Fudosan Co. Ltd.	916,000	17,773
Panasonic Corp.	2,174,053	17,772
KDDI Corp.	2,741	17,682
Tokio Marine Holdings Inc.	701,600	17,605
Mitsubishi Electric Corp.	2,039,000	17,059
Denso Corp.	495,500	16,932
ITOCHU Corp.	1,579,000	16,596
Sumitomo Corp.	1,151,800	16,116
Bridgestone Corp.	667,731	15,334
Toshiba Corp.	3,996,000	15,210
Sony Corp.	1,027,200	14,688
Kao Corp.	524,901	14,476
Nomura Holdings Inc.	3,761,477	14,062
Kyocera Corp.	160,200	13,864
Mitsubishi Heavy Industries Ltd.	3,183,000	12,939

6

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Tokyo Gas Co. Ltd.	2,490,000	12,726
Inpex Corp.	2,254	12,660
Central Japan Railway Co.	1,582	12,460
Keyence Corp.	49,818	12,324
Nintendo Co. Ltd.	104,400	12,192
Nippon Steel Corp.	5,342,970	12,119
Marubeni Corp.	1,817,000	12,106
JX Holdings Inc.	2,291,050	11,808
Daiichi Sankyo Co. Ltd.	698,663	11,781
Eisai Co. Ltd.	265,300	11,618
Otsuka Holdings Co. Ltd.	374,000	11,480
Chubu Electric Power Co. Inc.	698,800	11,331
Murata Manufacturing Co. Ltd.	213,000	11,204
Kubota Corp.	1,209,000	11,173
Fast Retailing Co. Ltd.	55,400	11,085
Kirin Holdings Co. Ltd.	905,000	10,666
Nikon Corp.	349,600	10,642
Toray Industries Inc.	1,555,000	10,603
Dai-ichi Life Insurance Co. Ltd.	8,851	10,251
Hoya Corp.	462,500	10,189
Sumitomo Realty & Development Co. Ltd.	411,000	10,109
Secom Co. Ltd.	219,400	10,062
SMC Corp.	57,700	10,004
Sumitomo Mitsui Trust Holdings Inc.	3,262,270	9,750
Fujitsu Ltd.	1,941,000	9,289
Ajinomoto Co. Inc.	663,500	9,234
Kansai Electric Power Co. Inc.	767,950	9,210
MS&AD Insurance Group Holdings	521,033	9,116
FUJIFILM Holdings Corp.	475,100	9,001
Sumitomo Electric Industries Ltd.	709,900	8,846
Asahi Group Holdings Ltd.	411,700	8,845
Nidec Corp.	113,000	8,592
Osaka Gas Co. Ltd.	2,014,000	8,438
Tokyo Electron Ltd.	178,800	8,385
JFE Holdings Inc.	499,800	8,365
Rakuten Inc.	795,100	8,220
Resona Holdings Inc.	1,958,736	8,069
Daito Trust Construction Co. Ltd.	83,200	7,887
West Japan Railway Co.	186,800	7,685
Daiwa House Industry Co. Ltd.	533,000	7,561
Nitto Denko Corp.	175,500	7,519
Aeon Co. Ltd.	600,173	7,480
Odakyu Electric Railway Co. Ltd.	749,000	7,447
Terumo Corp.	177,200	7,282
Aisin Seiki Co. Ltd.	216,000	7,220
Kintetsu Corp.	1,810,190	7,217
Asahi Glass Co. Ltd.	1,065,035	7,185
NKSJ Holdings Inc.	336,200	7,157
Daikin Industries Ltd.	252,600	7,114
Yamato Holdings Co. Ltd.	440,000	7,085
Daiwa Securities Group Inc.	1,849,000	6,968
Suzuki Motor Corp.	336,200	6,903
Asahi Kasei Corp.	1,259,000	6,825
Isuzu Motors Ltd.	1,235,000	6,615
Sumitomo Metal Mining Co. Ltd.	567,000	6,390
JGC Corp.	215,000	6,233
T&D Holdings Inc.	580,330	6,182
Shiseido Co. Ltd.	391,400	6,176
Mitsubishi Chemical Holdings Corp.	1,400,000	6,172
Bank of Yokohama Ltd.	1,285,000	6,076
Unicharm Corp.	105,500	6,005
Dentsu Inc.	201,200	5,964
Ricoh Co. Ltd.	698,000	5,891
Shizuoka Bank Ltd.	571,000	5,875

7

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
LIXIL Group Corp.	278,312	5,874
Tokyu Corp.	1,224,000	5,762
Hankyu Hanshin Holdings Inc.	1,114,000	5,626
Sekisui House Ltd.	591,859	5,588
Tobu Railway Co. Ltd.	1,040,000	5,468
Yahoo Japan Corp.	16,804	5,441
Sharp Corp.	1,056,000	5,380
TDK Corp.	129,800	5,284
Sumitomo Chemical Co. Ltd.	1,706,000	5,244
Oriental Land Co. Ltd.	45,800	5,237
Kuraray Co. Ltd.	403,000	5,223
Kyushu Electric Power Co. Inc.	439,700	5,216
Chiba Bank Ltd.	867,000	5,208
Keio Corp.	716,000	5,190
Lawson Inc.	73,790	5,160
Sega Sammy Holdings Inc.	247,988	5,044
Omron Corp.	236,000	5,001
Fuji Heavy Industries Ltd.	616,000	4,991
Keikyu Corp.	540,000	4,913
Chugai Pharmaceutical Co. Ltd.	258,600	4,902
Sumitomo Metal Industries Ltd.	2,926,000	4,827
Sekisui Chemical Co. Ltd.	503,000	4,673
Toppan Printing Co. Ltd.	699,000	4,669
Dai Nippon Printing Co. Ltd.	591,800	4,636
* Tohoku Electric Power Co. Inc.	458,100	4,603
Shionogi & Co. Ltd.	336,500	4,575
Toyota Tsusho Corp.	238,993	4,568
* Mitsubishi Motors Corp.	4,517,000	4,555
Shimano Inc.	69,200	4,537
Shikoku Electric Power Co. Inc.	209,900	4,462
Kawasaki Heavy Industries Ltd.	1,622,000	4,448
Rohm Co. Ltd.	115,300	4,443
Nippon Express Co. Ltd.	1,075,000	4,439
Konica Minolta Holdings Inc.	552,000	4,349
Yamada Denki Co. Ltd.	84,830	4,343
NTT Data Corp.	1,413	4,337
Mitsui OSK Lines Ltd.	1,199,000	4,322
Makita Corp.	121,900	4,276
* Olympus Corp.	255,600	4,142
* NEC Corp.	2,646,400	4,118
Chugoku Electric Power Co. Inc.	244,800	4,037
Hisamitsu Pharmaceutical Co. Inc.	80,400	3,957
Credit Saison Co. Ltd.	173,700	3,862
Hirose Electric Co. Ltd.	39,000	3,861
Electric Power Development Co. Ltd.	146,540	3,851
Benesse Holdings Inc.	84,900	3,801
* Mazda Motor Corp.	2,749,000	3,743
Nippon Yusen KK	1,415,000	3,742
Sysmex Corp.	93,100	3,682
NGK Insulators Ltd.	331,000	3,665
Trend Micro Inc.	124,100	3,656
JSR Corp.	210,100	3,646
OJI Paper Co. Ltd.	948,000	3,632
Yakult Honsha Co. Ltd.	92,700	3,630
Joyo Bank Ltd.	790,000	3,595
Daihatsu Motor Co. Ltd.	205,000	3,589
Mitsubishi Materials Corp.	1,205,000	3,494
Nitori Holdings Co. Ltd.	36,950	3,494
Kyowa Hakko Kirin Co. Ltd.	336,000	3,461
Obayashi Corp.	788,000	3,460
Mitsubishi Tanabe Pharma Corp.	240,050	3,452
Keisei Electric Railway Co. Ltd.	405,000	3,421
NSK Ltd.	523,000	3,389
MEIJI Holdings Co. Ltd.	73,554	3,378

8

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Kobe Steel Ltd.	2,766,000	3,327
Santen Pharmaceutical Co. Ltd.	80,600	3,312
Taisei Corp.	1,232,000	3,302
Fukuoka Financial Group Inc.	844,800	3,299
Teijin Ltd.	1,081,000	3,291
Namco Bandai Holdings Inc.	236,800	3,247
Dena Co. Ltd.	120,500	3,172
IHI Corp.	1,476,000	3,157
TonenGeneral Sekiyu KK	355,000	3,157
Showa Denko KK	1,616,000	3,140
Isetan Mitsukoshi Holdings Ltd.	294,840	3,132
Kajima Corp.	1,063,000	3,121
Suruga Bank Ltd.	300,000	3,073
Hachijuni Bank Ltd.	587,600	3,054
Tokyu Land Corp.	609,000	3,023
Hokkaido Electric Power Co. Inc.	233,500	3,018
Stanley Electric Co. Ltd.	193,600	3,007
JTEKT Corp.	289,300	2,995
Bank of Kyoto Ltd.	392,000	2,970
Mitsubishi UFJ Lease & Finance Co. Ltd.	70,740	2,942
Yokogawa Electric Corp.	282,600	2,922
Yamaha Motor Co. Ltd.	304,100	2,912
Sankyo Co. Ltd.	59,200	2,889
Mitsubishi Gas Chemical Co. Inc.	506,000	2,877
THK Co. Ltd.	150,400	2,843
Nissin Foods Holdings Co. Ltd.	74,000	2,814
Amada Co. Ltd.	472,000	2,793
TOTO Ltd.	374,000	2,789
Nippon Electric Glass Co. Ltd.	464,500	2,774
Kurita Water Industries Ltd.	119,000	2,753
Shimizu Corp.	791,000	2,744
Advantest Corp.	175,200	2,739
* Tokyo Electric Power Co. Inc.	1,409,170	2,728
Sumitomo Heavy Industries Ltd.	605,000	2,724
Toho Co. Ltd.	156,400	2,706
Takashimaya Co. Ltd.	347,860	2,674
Gunma Bank Ltd.	565,000	2,673
Konami Corp.	114,500	2,594
Toyo Suisan Kaisha Ltd.	95,000	2,533
SBI Holdings Inc.	33,843	2,515
Chugoku Bank Ltd.	192,000	2,502
Mitsui Chemicals Inc.	999,000	2,502
Nippon Meat Packers Inc.	186,000	2,462
Sumitomo Rubber Industries Ltd.	188,100	2,450
NOK Corp.	114,700	2,449
Ube Industries Ltd.	1,044,000	2,428
Brother Industries Ltd.	210,400	2,409
Sony Financial Holdings Inc.	146,800	2,396
Nisshin Seifun Group Inc.	204,400	2,393
Taiheiyo Cement Corp.	1,034,000	2,374
Ibiden Co. Ltd.	130,900	2,371
Yamaha Corp.	230,300	2,370
Hokuriku Electric Power Co.	150,000	2,336
Toyo Seikan Kaisha Ltd.	190,400	2,311
Iyo Bank Ltd.	288,000	2,300
NGK Spark Plug Co. Ltd.	172,000	2,272
Otsuka Corp.	26,260	2,236
Tsumura & Co.	83,200	2,203
Aeon Mall Co. Ltd.	102,600	2,186
Japan Steel Works Ltd.	392,513	2,167
Kikkoman Corp.	173,000	2,139
FamilyMart Co. Ltd.	46,500	2,128
Miraca Holdings Inc.	50,800	2,109
Furukawa Electric Co. Ltd.	891,000	2,107

9

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Yamaguchi Financial Group Inc.	238,000	2,099
Hamamatsu Photonics KK	61,500	2,086
Casio Computer Co. Ltd.	317,900	2,084
Citizen Holdings Co. Ltd.	352,900	2,070
Marui Group Co. Ltd.	269,100	2,058
Idemitsu Kosan Co. Ltd.	22,709	2,037
Gree Inc.	102,200	2,033
Nishi-Nippon City Bank Ltd.	835,000	2,027
McDonald's Holdings Co. Japan Ltd.	71,500	2,012
Nomura Real Estate Holdings Inc.	109,671	2,008
NHK Spring Co. Ltd.	182,000	1,965
Nippon Paper Group Inc.	121,200	1,924
Shimadzu Corp.	222,000	1,921
Daicel Corp.	312,000	1,919
Shimamura Co. Ltd.	16,600	1,918
* Nexon Co. Ltd.	97,700	1,913
Jupiter Telecommunications Co. Ltd.	1,857	1,896
Dainippon Sumitomo Pharma Co. Ltd.	182,000	1,860
J Front Retailing Co. Ltd.	367,200	1,846
* Kawasaki Kisen Kaisha Ltd.	925,000	1,837
USS Co. Ltd.	16,970	1,831
NTN Corp.	570,000	1,794
Fuji Electric Co. Ltd.	734,000	1,791
Yamazaki Baking Co. Ltd.	134,000	1,755
Toyoda Gosei Co. Ltd.	76,100	1,754
Aeon Credit Service Co. Ltd.	94,010	1,744
Cosmo Oil Co. Ltd.	681,000	1,733
Kaneka Corp.	303,000	1,676
Nisshin Steel Co. Ltd.	1,190,000	1,670
Aozora Bank Ltd.	695,000	1,655
Koito Manufacturing Co. Ltd.	112,712	1,579
Toho Gas Co. Ltd.	247,000	1,533
Rinnai Corp.	22,200	1,532
Tosoh Corp.	557,000	1,519
Yaskawa Electric Corp.	199,000	1,516
All Nippon Airways Co. Ltd.	526,317	1,491
Seiko Epson Corp.	146,300	1,485
Hitachi High-Technologies Corp.	59,651	1,469
Showa Shell Sekiyu KK	228,200	1,401
Kansai Paint Co. Ltd.	126,000	1,350
Suzuken Co. Ltd.	39,160	1,322
Nomura Research Institute Ltd.	59,700	1,314
Sojitz Corp.	782,500	1,295
Nabtesco Corp.	58,000	1,294
Hakuhodo DY Holdings Inc.	19,210	1,275
Coca-Cola West Co. Ltd.	72,700	1,268
Sanrio Co. Ltd.	34,200	1,247
Hitachi Metals Ltd.	102,000	1,217
* Sumco Corp.	133,060	1,210
MediPal Holdings Corp.	84,700	1,200
Alfresa Holdings Corp.	22,400	1,190
Asics Corp.	91,596	1,162
Kamigumi Co. Ltd.	146,000	1,161
Hulic Co. Ltd.	208,700	1,148
Hitachi Construction Machinery Co. Ltd.	58,400	1,103
Chiyoda Corp.	87,809	1,076
GS Yuasa Corp.	233,000	1,065
Denki Kagaku Kogyo KK	302,000	1,056
Hino Motors Ltd.	145,000	1,049
Shinsei Bank Ltd.	834,014	1,015
Toyota Boshoku Corp.	83,400	1,014
Air Water Inc.	82,805	1,004
Daido Steel Co. Ltd.	159,000	991
Hitachi Chemical Co. Ltd.	60,900	959

10

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Oracle Corp. Japan	22,100	951
Taiyo Nippon Sanso Corp.	161,000	941
Mitsubishi Logistics Corp.	83,000	878
ABC-Mart Inc.	22,200	831
Ushio Inc.	64,800	803
Itochu Techno-Solutions Corp.	14,900	719
Yamato Kogyo Co. Ltd.	22,000	613
Mabuchi Motor Co. Ltd.	14,900	594
Square Enix Holdings Co. Ltd.	35,600	561
Kinden Corp.	72,000	472
		2,144,490
Netherlands (2.5%)
Unilever NV	1,643,765	54,911
* ING Groep NV	3,914,084	26,240
ASML Holding NV	447,235	22,968
Koninklijke Philips Electronics NV	1,036,489	20,425
Koninklijke KPN NV	1,532,540	14,654
Koninklijke Ahold NV	1,069,330	13,246
Heineken NV	235,934	12,303
Akzo Nobel NV	246,162	11,586
Aegon NV	1,829,835	8,486
Koninklijke DSM NV	168,371	8,301
Reed Elsevier NV	617,440	7,044
DE Master Blenders 1753 NV	579,298	6,532
Wolters Kluwer NV	343,038	5,454
Koninklijke Vopak NV	83,083	5,329
Heineken Holding NV	116,964	5,239
Fugro NV	73,116	4,435
Randstad Holding NV	137,407	4,052
TNT Express NV	297,979	3,495
Corio NV	70,746	3,115
* SBM Offshore NV	171,786	2,381
Delta Lloyd NV	125,839	1,750
Koninklijke Boskalis Westminster NV	44,407	1,465
		243,411
New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	2,188,859	4,168
Fletcher Building Ltd.	611,288	2,893
SKYCITY Entertainment Group Ltd.	947,431	2,588
Auckland International Airport Ltd.	687,559	1,349
Contact Energy Ltd.	224,755	870
		11,868
Norway (0.9%)
Statoil ASA	1,140,365	27,196
Telenor ASA	765,693	12,801
Seadrill Ltd.	349,005	12,448
Yara International ASA	205,031	8,973
DNB ASA	883,887	8,789
Orkla ASA	870,300	6,316
Subsea 7 SA	272,993	5,411
Norsk Hydro ASA	1,075,291	4,849
Aker Solutions ASA	180,631	2,563
Gjensidige Forsikring ASA	135,204	1,575
		90,921
Portugal (0.2%)
EDP - Energias de Portugal SA	2,257,272	5,340
Jeronimo Martins SGPS SA	210,361	3,556
Portugal Telecom SGPS SA	699,767	3,065
Galp Energia SGPS SA	199,524	2,530
* Banco Espirito Santo SA	2,109,626	1,442
		15,933
Singapore (1.9%)
Singapore Telecommunications Ltd.	8,312,290	21,768

11

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
DBS Group Holdings Ltd.	1,897,123	20,955
United Overseas Bank Ltd.	1,300,504	19,312
Oversea-Chinese Banking Corp. Ltd.	2,636,300	18,435
Keppel Corp. Ltd.	1,431,904	11,731
Genting Singapore plc	6,144,000	6,902
CapitaLand Ltd.	2,781,000	5,996
Singapore Press Holdings Ltd.	1,864,250	5,759
Singapore Airlines Ltd.	673,840	5,557
Wilmar International Ltd.	1,893,000	5,458
Fraser and Neave Ltd.	965,650	5,377
City Developments Ltd.	537,000	4,787
Singapore Exchange Ltd.	901,000	4,526
Noble Group Ltd.	4,454,766	3,980
SembCorp Industries Ltd.	957,660	3,920
Golden Agri-Resources Ltd.	7,122,065	3,804
Jardine Cycle & Carriage Ltd.	103,037	3,798
* Global Logistic Properties Ltd.	2,229,000	3,711
Singapore Technologies Engineering Ltd.	1,494,906	3,685
Hutchison Port Holdings Trust	5,087,251	3,636
SembCorp Marine Ltd.	803,600	3,067
Olam International Ltd.	2,049,800	2,969
ComfortDelGro Corp. Ltd.	2,248,912	2,754
Keppel Land Ltd.	847,000	2,180
UOL Group Ltd.	524,750	2,057
Cosco Corp. Singapore Ltd.	2,522,000	1,981
StarHub Ltd.	553,000	1,499
Yangzijiang Shipbuilding Holdings Ltd.	1,770,000	1,419
* Neptune Orient Lines Ltd.	746,250	659
* Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	236,188	23
		181,705
Spain (2.7%)
Banco Santander SA	9,438,086	62,435
Telefonica SA	4,130,596	54,373
Banco Bilbao Vizcaya Argentaria SA	4,820,538	34,425
Inditex SA	221,304	22,875
Iberdrola SA	3,831,937	18,091
Repsol YPF SA	815,950	13,117
Amadeus IT Holding SA	296,054	6,272
Abertis Infraestructuras SA	428,419	5,790
Gas Natural SDG SA	374,442	4,808
Ferrovial SA	420,796	4,746
Red Electrica Corp. SA	103,702	4,526
Banco de Sabadell SA	2,253,919	4,377
ACS Actividades de Construccion y Servicios SA	158,853	3,403
* Grifols SA	122,234	3,097
* Distribuidora Internacional de Alimentacion SA	641,161	3,015
* International Consolidated Airlines Group SA	1,176,828	2,953
CaixaBank	885,560	2,883
Enagas SA	155,300	2,834
Banco Popular Espanol SA	1,173,779	2,655
Acciona SA	34,082	2,037
Mapfre SA	883,853	1,798
Acerinox SA	141,615	1,587
Zardoya Otis SA	104,251	1,159
* Bankia SA	958,264	1,121
		264,377
Sweden (3.1%)
Hennes & Mauritz AB Class B	962,849	34,560
Telefonaktiebolaget LM Ericsson Class B	3,073,203	28,119
Nordea Bank AB	2,777,260	23,934
Svenska Handelsbanken AB Class A	532,477	17,506
Volvo AB Class B	1,447,479	16,550
Atlas Copco AB Class A	704,003	15,151
TeliaSonera AB	2,336,860	14,930

12

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Sandvik AB	1,032,966	13,248
Swedbank AB Class A	822,736	12,961
Assa Abloy AB Class B	331,355	9,253
Skandinaviska Enskilda Banken AB Class A	1,406,652	9,135
Svenska Cellulosa AB Class B	577,098	8,659
SKF AB	436,195	8,598
Swedish Match AB	212,379	8,560
Atlas Copco AB Class B	428,591	8,167
Alfa Laval AB	376,299	6,448
Millicom International Cellular SA	65,339	6,166
Getinge AB	243,881	6,052
Skanska AB Class B	375,213	5,750
Scania AB Class B	313,482	5,372
Investment AB Kinnevik	262,686	5,273
Tele2 AB	333,750	5,171
Electrolux AB Class B	252,109	5,017
Hexagon AB Class B	248,987	4,274
Elekta AB Class B	89,629	4,096
* Lundin Petroleum AB	216,999	4,062
Boliden AB	263,900	3,682
Securitas AB Class B	365,720	2,844
Ratos AB	258,668	2,456
Modern Times Group AB Class B	52,602	2,435
Holmen AB	89,063	2,425
SSAB AB Class A	231,236	1,922
Husqvarna AB	371,288	1,751
		304,527
Switzerland (8.5%)
Nestle SA	3,344,279	199,580
Novartis AG	2,340,000	130,833
Roche Holding AG	714,688	123,450
UBS AG	3,718,256	43,512
ABB Ltd.	2,221,674	36,276
Zurich Insurance Group AG	150,624	34,060
Syngenta AG	95,363	32,645
Cie Financiere Richemont SA	526,832	28,928
Swiss Re AG	361,378	22,782
Credit Suisse Group AG	1,194,525	21,856
Transocean Ltd.	344,840	15,464
Holcim Ltd.	233,967	12,963
Swatch Group AG (Bearer)	32,494	12,843
SGS SA	5,311	9,958
Swisscom AG	24,445	9,848
Givaudan SA	8,447	8,290
Geberit AG	39,616	7,815
Julius Baer Group Ltd.	214,746	7,786
Adecco SA	128,221	5,702
Kuehne & Nagel International AG	53,652	5,684
Sonova Holding AG	54,073	5,230
Actelion Ltd.	123,541	5,082
Aryzta AG	99,633	4,959
Schindler Holding AG	43,853	4,903
Swiss Prime Site AG	52,228	4,356
Lindt & Spruengli AG	115	4,223
Sika AG	2,036	3,932
Swatch Group AG (Registered)	51,887	3,610
Swiss Life Holding AG	36,827	3,471
Baloise Holding AG	51,619	3,410
Lindt & Spruengli AG	952	2,942
Partners Group Holding AG	14,900	2,650
Lonza Group AG	60,446	2,515
GAM Holding AG	220,328	2,460
Sulzer AG	19,954	2,366
Schindler Holding AG (Registered)	20,282	2,287

13

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Straumann Holding AG	12,356	1,817
Barry Callebaut AG	1,993	1,813
Banque Cantonale Vaudoise	2,669	1,415
		833,716
United Kingdom (23.3%)
HSBC Holdings plc	18,210,837	160,473
Vodafone Group plc	50,281,819	141,332
BP plc	19,245,541	128,527
Royal Dutch Shell plc Class A	3,628,811	122,267
GlaxoSmithKline plc	5,126,110	116,436
British American Tobacco plc	1,985,115	100,925
Royal Dutch Shell plc Class B	2,704,547	94,454
BG Group plc	3,448,654	70,600
Diageo plc	2,527,401	65,145
Rio Tinto plc	1,360,956	64,678
BHP Billiton plc	2,116,180	60,148
AstraZeneca plc	1,290,900	57,688
Standard Chartered plc	2,385,862	51,829
Anglo American plc	1,341,744	44,097
Unilever plc	1,278,836	42,936
Imperial Tobacco Group plc	1,028,666	39,633
TESCO plc	8,101,104	39,370
SABMiller plc	959,263	38,487
National Grid plc	3,556,054	37,688
Reckitt Benckiser Group plc	661,121	34,945
Barclays plc	11,786,144	30,117
Prudential plc	2,573,984	29,846
BT Group plc	7,974,256	26,423
Rolls-Royce Holdings plc	1,928,442	25,991
Xstrata plc	2,056,503	25,858
Centrica plc	5,158,312	25,792
SSE plc	971,813	21,201
Tullow Oil plc	910,311	21,040
* Lloyds Banking Group plc	42,238,333	20,634
Compass Group plc	1,912,085	20,071
Pearson plc	848,714	16,840
Shire plc	582,288	16,753
WPP plc	1,322,378	16,054
BAE Systems plc	3,507,151	15,900
Experian plc	1,026,505	14,482
British Sky Broadcasting Group plc	1,168,817	12,743
Aviva plc	2,840,598	12,163
Legal & General Group plc	5,942,766	11,881
Old Mutual plc	4,897,787	11,648
Wolseley plc	305,480	11,386
Kingfisher plc	2,464,329	11,117
International Power PLC	1,653,006	10,809
ARM Holdings plc	1,348,638	10,685
Reed Elsevier plc	1,297,929	10,403
WM Morrison Supermarkets plc	2,372,836	9,901
Burberry Group plc	473,177	9,852
Smith & Nephew plc	955,524	9,558
Next plc	189,370	9,509
Land Securities Group plc	810,494	9,390
Standard Life plc	2,538,668	9,295
Aggreko plc	281,710	9,162
Marks & Spencer Group plc	1,691,677	8,627
United Utilities Group plc	730,158	7,735
Associated British Foods plc	381,899	7,684
Johnson Matthey plc	219,712	7,620
British Land Co. plc	939,019	7,519
Randgold Resources Ltd.	82,710	7,426
* Royal Bank of Scotland Group plc	2,165,099	7,334
Capita plc	681,460	7,003

14

Vanguard® Tax-Managed International Fund
Schedule of Investments
June 30, 2012

		Market
		Value
	Shares	($000)
Intertek Group plc	166,121	6,960
Severn Trent plc	266,620	6,912
Antofagasta plc	400,640	6,853
InterContinental Hotels Group plc	281,544	6,778
Carnival plc	195,951	6,700
Smiths Group plc	411,924	6,542
Rexam plc	973,338	6,424
J Sainsbury plc	1,349,551	6,378
G4S plc	1,455,068	6,359
Petrofac Ltd.	289,097	6,310
Sage Group plc	1,416,866	6,167
Bunzl plc	356,365	5,825
AMEC plc	369,208	5,820
Glencore International plc	1,246,203	5,779
RSA Insurance Group plc	3,189,285	5,414
Hammerson plc	752,816	5,229
Babcock International Group plc	374,109	5,011
Resolution Ltd.	1,600,746	4,924
Whitbread plc	151,778	4,826
ITV plc	3,999,607	4,813
Croda International plc	130,948	4,653
Fresnillo plc	203,076	4,652
GKN plc	1,626,483	4,611
Weir Group plc	188,865	4,538
Admiral Group plc	240,263	4,482
Tate & Lyle plc	440,212	4,471
Serco Group plc	522,727	4,390
IMI plc	310,613	4,058
Meggitt plc	655,313	3,965
Aberdeen Asset Management plc	929,236	3,785
Invensys plc	1,017,302	3,546
Capital Shopping Centres Group plc	698,629	3,529
Cobham plc	966,823	3,522
ICAP plc	648,516	3,433
Investec plc	582,223	3,399
Segro plc	895,101	3,050
London Stock Exchange Group plc	191,851	3,029
Schroders plc (Voting Shares)	138,202	2,897
Inmarsat plc	367,960	2,840
Balfour Beatty plc	573,409	2,681
Man Group plc	2,124,315	2,542
Royal Dutch Shell plc Class A (Amsterdam Shares)	67,141	2,266
Lonmin plc	178,223	2,168
Eurasian Natural Resources Corp. plc	323,512	2,111
Kazakhmys plc	169,515	1,922
Vedanta Resources plc	124,807	1,789
TUI Travel plc	475,736	1,265
Evraz plc	299,933	1,230
		2,279,958

Total Investments (100.1%) (Cost $10,722,203)		9,783,827
Other Assets and Liabilities—Net (-0.1%)		(10,058)
Net Assets (100%)		9,773,769

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the aggregate value of these securities was $39,542,000, representing 0.4% of net assets.
ADR—American Depositary Receipt.

15

© 2012 The Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA 1272 082012

Item 2:

Not Applicable.

Item 3:

Not Applicable.

Item 4: Principal Accountant Fees and Services.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TAX-MANAGED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD TAX-MANAGED FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.